AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025
AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of Ameritas Variable Separate Account VA-2

and the Board of Directors of Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the subaccounts of Ameritas Variable Separate Account VA-2 (the “Account”) listed in Note 1 as of December 31, 2025, the related statements of operations, the statements of changes in net assets, the financial highlights, and the related notes for the periods presented in Note 1 (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for periods presented in Note 1 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 19, 2026

We have served as the Account’s auditor since 1987.

This page left intentionally blank.

FS-3

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2025

ASSETS
INVESTMENTS AT FAIR VALUE:

Fidelity(R) Variable Insurance Products (Fidelity):
Fidelity(R) VIP Equity-Income Portfolio(SM), Initial Class (Equity-Income IC) -
547,674.666 shares at $29.43 per share (cost $12,662,818)	$16,118,065
Fidelity(R) VIP Equity-Income Portfolio(SM), Service Class (Equity-Income SC) -
64,441.271 shares at $29.16 per share (cost $1,551,443)	1,879,107
Fidelity(R) VIP Equity-Income Portfolio(SM), Service Class 2 (Equity-Income SC2) -
341,844.218 shares at $28.13 per share (cost $7,939,979)	9,616,078
Fidelity(R) VIP Growth Portfolio, Initial Class (Growth IC) -
289,644.741 shares at $97.72 per share (cost $21,635,876)	28,304,084
Fidelity(R) VIP Growth Portfolio, Service Class (Growth SC) -
28,229.031 shares at $96.56 per share (cost $2,129,380)	2,725,795
Fidelity(R) VIP Growth Portfolio, Service Class 2 (Growth SC2) -
86,233.543 shares at $92.88 per share (cost $7,045,088)	8,009,371
Fidelity(R) VIP High Income Portfolio, Initial Class (High Income IC) -
474,325.804 shares at $4.88 per share (cost $2,384,630)	2,314,710
Fidelity(R) VIP High Income Portfolio, Service Class (High Income SC) -
90,033.196 shares at $4.84 per share (cost $462,200)	435,761
Fidelity(R) VIP High Income Portfolio, Service Class 2 (High Income SC2) -
6,301,918.387 shares at $4.61 per share (cost $32,441,819)	29,051,844
Fidelity(R) VIP Overseas Portfolio, Initial Class (Overseas IC) -
127,437.151 shares at $27.52 per share (cost $2,654,728)	3,507,070
Fidelity(R) VIP Overseas Portfolio, Service Class (Overseas SC) -
17,424.200 shares at $27.32 per share (cost $369,807)	476,029
Fidelity(R) VIP Overseas Portfolio, Service Class 2 (Overseas SC2) -
251,153.408 shares at $27.12 per share (cost $5,523,327)	6,811,280
Fidelity(R) VIP Asset Manager 50% Portfolio, Initial Class (Asset Mgr. IC) -
300,837.483 shares at $17.62 per share (cost $4,649,604)	5,300,756
Fidelity(R) VIP Asset Manager 50% Portfolio, Service Class (Asset Mgr. SC) -
58,491.056 shares at $17.39 per share (cost $893,444)	1,017,159
Fidelity(R) VIP Asset Manager 50% Portfolio, Service Class 2 (Asset Mgr. SC2) -
75,766.536 shares at $16.97 per share (cost $1,153,206)	1,285,758
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class (Inv. Bond IC) -
303,718.984 shares at $11.36 per share (cost $3,780,009)	3,450,248
Fidelity(R) VIP Investment Grade Bond Portfolio, Service Class 2 (Inv. Bond SC2) -
4,455,715.055 shares at $10.97 per share (cost $54,721,486)	48,879,194
Fidelity(R) VIP Contrafund(SM) Portfolio, Initial Class (Contrafund IC) -
424,703.989 shares at $59.89 per share (cost $16,825,804)	25,435,522
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class (Contrafund SC) -
79,905.530 shares at $59.33 per share (cost $3,154,574)	4,740,795

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2025

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Fidelity(R) Variable Insurance Products (Fidelity), continued:
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class 2 (Contrafund SC2) -
586,383.285 shares at $56.86 per share (cost $23,394,428)	$33,341,754
Fidelity(R) VIP Asset Manager 70% Portfolio, Initial Class (Asset Mgr. Gr. IC) -
29,003.708 shares at $25.87 per share (cost $486,896)	750,326
Fidelity(R) VIP Asset Manager 70% Portfolio, Service Class (Asset Mgr. Gr. SC) -
6,488.031 shares at $25.57 per share (cost $106,934)	165,899
Fidelity(R) VIP Asset Manager 70% Portfolio, Service Class 2 (Asset Mgr. Gr. SC2) -
27,613.409 shares at $25.23 per share (cost $574,569)	696,686
Fidelity(R) VIP Mid Cap Portfolio, Service Class 2 (Mid Cap SC2) -
114,683.346 shares at $35.17 per share (cost $3,964,466)	4,033,413
Fidelity(R) VIP Government Money Market Portfolio, Initial Class (Money Market) -
42,323,479.500 shares at $1.00 per share (cost $42,323,480)	42,323,480
Fidelity(R) VIP Government Money Market Portfolio, Service Class 2 (Money Market SC2) -
1,252,066.750 shares at $1.00 per share (cost $1,252,067)	1,252,067
Fidelity(R) VIP Index 500 Portfolio, Service Class 2 (Index 500 SC2) -
17,855.602 shares at $650.21 per share (cost $5,799,735)	11,609,891
Fidelity(R) VIP Strategic Income Portfolio, Service Class 2 (Strategic SC2) -
40,321.909 shares at $11.07 per share (cost $453,782)	446,364
The Alger Portfolios (Alger):
Alger Balanced Portfolio, Class I-2 (Balanced) -
274,465.078 shares at $22.56 per share (cost $4,577,135)	6,191,932
MFS(R) Variable Insurance Trust (MFS):
MFS(R) Utilities Series Portfolio, Initial Class (Utilities) -
678,084.168 shares at $37.73 per share (cost $20,328,215)	25,584,116
MFS(R) New Discovery Series Portfolio, Initial Class (New Discovery) -
396,413.498 shares at $15.60 per share (cost $6,712,158)	6,184,051
MFS(R) Total Return Series Portfolio, Initial Class (Total Return) -
252,896.231 shares at $23.33 per share (cost $5,908,226)	5,900,069
MFS(R) Growth Series Portfolio, Service Class (Growth SC) -
20,327.361 shares at $60.68 per share (cost $1,143,819)	1,233,464
MFS(R) New Discovery Series Portfolio, Service Class (New Discovery SC) -
71,191.345 shares at $12.10 per share (cost $1,053,896)	861,415
MFS(R) Utilities Series Portfolio, Service Class (Utilities SC) -
100,191.338 shares at $36.82 per share (cost $3,335,452)	3,689,045
MFS(R) Variable Insurance Trust II (MFS):
MFS(R) Income Portfolio, Initial Class (Strategic) -
342,446.217 shares at $8.54 per share (cost $3,081,949)	2,924,491
MFS(R) Research International Portfolio, Initial Class (Research) -
951,543.859 shares at $20.61 per share (cost $14,952,258)	19,611,319

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2025

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

MFS(R) Variable Insurance Trust II (MFS), continued:
MFS(R) Blended Research(R) Core Equity Portfolio, Service Class
(Blended Core SC) -	$345,057
5,779.851 shares at $59.70 per share (cost $319,573)
MFS(R) Corporate Bond Portfolio, Service Class (Corporate SC) -
146,611.239 shares at $9.48 per share (cost $1,418,918)	1,389,875
MFS(R) Government Securities Portfolio, Service Class (Government SC) -
16,121.474 shares at $10.76 per share (cost $185,067)	173,467
MFS(R) Variable Insurance Trust III (MFS):
MFS(R) Growth Allocation Portfolio, Service Class (Growth Allocation SC) -
47,406.509 shares at $10.68 per share (cost $524,434)	506,302
MFS(R) Moderate Allocation Portfolio, Service Class (Moderate SC) -
72,540.856 shares at $11.32 per share (cost $856,969)	821,162
MFS(R) Conservative Allocation Portfolio, Service Class (Conservative SC) -
22,071.501 shares at $9.86 per share (cost $236,125)	217,625
MFS(R) Blended Research(R) Small Cap Equity Portfolio, Service Class
(Blended Small Cap SC) -	344,903
37,530.261 shares at $9.19 per share (cost $377,246)
MFS(R) Global Real Estate Portfolio, Initial Class (Global Real Estate IC) -
29,450.436 shares at $12.69 per share (cost $388,845)	373,726
MFS(R) Global Real Estate Portfolio, Service Class (Global Real Estate SC) -
7,082.382 shares at $15.56 per share (cost $114,479)	110,202
Morgan Stanley Variable Insurance Fund, Inc. (Van Kampen):
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
896,583.384 shares at $17.57 per share (cost $12,714,995)	15,752,970
Morgan Stanley VIF Global Strategist Portfolio, Class I (Intl. Magnum) -
97,113.878 shares at $10.44 per share (cost $957,056)	1,013,869
Morgan Stanley VIF Global Strategist Portfolio, Class II (Global II) -
6,114.756 shares at $10.33 per share (cost $55,153)	63,165
Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
3,805,015.654 shares at $2.85 per share (cost $9,193,164)	10,844,295
Calvert VP SRI Mid Cap Portfolio (Mid Cap) -
58,243.489 shares at $26.47 per share (cost $1,642,486)	1,541,705
Calvert VP SRI Balanced Portfolio, Class F (Balanced F) -
620,226.012 shares at $2.81 per share (cost $1,395,971)	1,742,835
Lincoln Variable Insurance Products Trust (Lincoln):
LVIP American Century Disciplined Core Value Fund Portfolio, Standard Class II
(Disciplined Core Value II) -
3,296,086.980 shares at $9.680 per share (cost $26,825,761)	31,906,122

The accompanying notes are an integral part of these financial statements.

FS-6

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2025

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Lincoln Variable Insurance Products Trust (Lincoln), continued:
LVIP American Century Mid Cap Value Fund Portfolio, Standard Class II
(Mid Cap Value II) -
397,885.389 shares at $19.349 per share (cost $7,668,206)	$7,698,684
LVIP American Century Disciplined Core Value Fund Portfolio, Service Class
(Disciplined Core Value SC) -
119,528.084 shares at $9.675 per share (cost $972,979)	1,156,434
AIM Variable Insurance Funds (AIM):
Invesco V.I. EQV International Equity Fund Portfolio, Series I (Intl. Growth) -
187,205.450 shares at $36.11 per share (cost $6,214,329)	6,759,989
Invesco V.I. Global Real Estate Fund Portfolio, Series I (Global) -
229,590.178 shares at $14.16 per share (cost $3,320,167)	3,250,997
Invesco V.I. Global Core Equity Fund Portfolio, Series I (Global Value) -
257,997.244 shares at $11.79 per share (cost $2,677,548)	3,041,788
Invesco V.I. Discovery Mid Cap Growth Fund Portfolio, Series I (Discovery Mid Cap) -
31,251.536 shares at $75.21 per share (cost $2,350,576)	2,350,428
Invesco V.I. Diversified Dividend Fund Portfolio, Series II (Diversified) -
19,348.105 shares at $26.89 per share (cost $494,238)	520,271
Invesco V.I. American Value Fund Portfolio, Series II (Value) -
13,763.487 shares at $17.76 per share (cost $216,851)	244,440
Invesco V.I. Global Real Estate Fund Portfolio, Series II (Real Estate) -
127,941.785 shares at $13.80 per share (cost $1,763,135)	1,765,597
Calvert Variable Trust, Inc. (Summit):
CVT S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
351,770.812 shares at $127.43 per share (cost $33,206,744)	44,826,155
CVT Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
288,794.123 shares at $90.62 per share (cost $21,146,543)	26,170,523
CVT Nasdaq 100 Index Portfolio, Class I (Nasdaq-100 Index) -
206,183.421 shares at $197.98 per share (cost $14,693,210)	40,820,194
CVT EAFE International Index Portfolio, Class I (EAFE Intl.) -
260,789.234 shares at $122.51 per share (cost $20,510,572)	31,949,289
CVT S&P 500 Index Portfolio (S&P 500) -
624,856.156 shares at $213.87 per share (cost $84,536,354)	133,637,986
CVT Investment Grade Bond Index Portfolio, Class I (Barclays) -
1,110,585.405 shares at $49.29 per share (cost $59,837,620)	54,740,755
CVT Volatility Managed Growth Portfolio, Class F (Growth) -
3,865,098.359 shares at $19.49 per share (cost $69,949,477)	75,330,767

The accompanying notes are an integral part of these financial statements.

FS-7

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2025

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Calvert Variable Trust, Inc. (Summit), continued:
CVT Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
2,146,067.149 shares at $19.46 per share (cost $37,501,081)	$41,762,467
CVT Volatility Managed Moderate Portfolio, Class F (Moderate) -
2,537,740.278 shares at $17.22 per share (cost $42,019,318)	43,699,888
Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
325,100.592 shares at $25.04 per share (cost $6,170,120)	8,140,519
BNY Mellon Investment Portfolios (Dreyfus):
BNY Mellon MidCap Stock Portfolio, Service Shares (MidCap) -
111,834.272 shares at $20.20 per share (cost $2,019,573)	2,259,052
BNY Mellon Small Cap Stock Index Portfolio, Service Shares (Small Cap) -
46,409.280 shares at $18.01 per share (cost $824,097)	835,831
Deutsche DWS Variable Series II (Scudder):
DWS Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
100,474.138 shares at $14.09 per share (cost $1,314,934)	1,415,681
DWS International Opportunities VIP Portfolio, Class A (Thematic) -
19,825.286 shares at $19.22 per share (cost $298,250)	381,042
DWS Alternative Asset Allocation VIP Portfolio, Class B (Alternative) -
1,883.696 shares at $13.70 per share (cost $24,458)	25,807
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
48,294.922 shares at $16.41 per share (cost $796,344)	792,520
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S (Intrinsic) -
8,724.846 shares at $20.81 per share (cost $173,213)	181,564
Neuberger Berman AMT Mid Cap Growth Portfolio, Class S (Growth) -
26,587.708 shares at $24.02 per share (cost $693,452)	638,637
T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio-II (Blue Chip) -
735,978.265 shares at $60.72 per share (cost $22,576,601)	44,688,600
PIMCO Variable Insurance Trust (Pimco):
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
997,981.048 shares at $9.45 per share (cost $9,996,907)	9,430,921
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
465,292.971 shares at $9.78 per share (cost $4,755,853)	4,550,565
PIMCO Short-Term Portfolio, Advisor Class (Short Term) -
23,803.099 shares at $10.33 per share (cost $243,095)	245,886
PIMCO Emerging Markets Bond Portfolio, Advisor Class (Emerging) -
6,867.667 shares at $11.42 per share (cost $83,760)	78,429

The accompanying notes are an integral part of these financial statements.

FS-8

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2025

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

PIMCO Variable Insurance Trust (Pimco), continued:
PIMCO Low Duration Portfolio, Advisor Class (Low Duration Adv.) -
5,951.584 shares at $9.78 per share (cost $59,048)	$58,206
PIMCO Real Return Portfolio, Advisor Class (Real Return) -
427,411.817 shares at $12.01 per share (cost $5,269,812)	5,133,216
PIMCO CommodityRealReturn(R) Strategy Portfolio, Advisor Class (Commodity) -
10,823.023 shares at $6.42 per share (cost $78,226)	69,484
ALPS Variable Investment Trust (Ibbotson):
Morningstar Balanced ETF Asset Allocation Portfolio, Class II (Balanced) -
44,699.454 shares at $11.25 per share (cost $483,581)	502,869
Morningstar Growth ETF Asset Allocation Portfolio, Class II (Growth) -
52,437.442 shares at $13.35 per share (cost $589,664)	700,040
Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II (Income) -
24,043.609 shares at $10.41 per share (cost $254,382)	250,294
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Bond) -
1,686,449.705 shares at $13.17 per share (cost $26,949,129)	22,210,543
Franklin Income VIP Fund Portfolio, Class 2 (Income) -
215,852.327 shares at $15.16 per share (cost $3,184,269)	3,272,321
Franklin Mutual Global Discovery VIP Fund Portfolio, Class 2 (Global Discovery) -
7,294.805 shares at $19.06 per share (cost $128,540)	139,039
Franklin Small Cap Value VIP Fund Portfolio, Class 2 (Small Cap) -
28,017.286 shares at $13.87 per share (cost $407,338)	388,600
Templeton Foreign VIP Fund Portfolio, Class 2 (Foreign) -
49,921.201 shares at $16.22 per share (cost $662,080)	809,722
AB Variable Products Series Fund, Inc. (AllianceBernstein):
AB VPS Relative Value Portfolio, Class B (Growth and Income) -
11,435.770 shares at $30.85 per share (cost $336,323)	352,794
American Funds Insurance Series(R) (American Funds):
American Funds(R) IS Managed Risk Asset Allocation Fund Portfolio, Class P2 (Managed) -
1,120,218.613 shares at $13.00 per share (cost $14,126,913)	14,562,842
American Funds(R) IS Washington Mutual Investors Fund Portfolio, Class 2 (Blue Chip) -
175,998.735 shares at $17.79 per share (cost $2,520,224)	3,131,018
American Funds(R) IS Global Growth Fund Portfolio, Class 2 (Global) -
44,399.740 shares at $38.11 per share (cost $1,544,636)	1,692,074
American Funds(R) IS Growth Fund Portfolio, Class 2 (Growth) -
36,871.705 shares at $138.80 per share (cost $3,421,135)	5,117,793
American Funds(R) IS International Fund Portfolio, Class 2 (International) -
21,759.730 shares at $22.22 per share (cost $419,111)	483,501

The accompanying notes are an integral part of these financial statements.

FS-9

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2025

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

American Funds Insurance Series(R) (American Funds), continued:
American Funds(R) IS New World Fund Portfolio, Class 2 (New World) -
27,323.610 shares at $32.03 per share (cost $737,062)	$875,175
American Funds(R) IS Growth-Income Fund Portfolio, Class 2 (Growth-Income) -
42,721.279 shares at $66.28 per share (cost $2,336,077)	2,831,566
American Funds(R) IS Asset Allocation Fund Portfolio, Class 2 (Asset) -
147,270.872 shares at $27.05 per share (cost $3,480,191)	3,983,677
Columbia Funds Variable Insurance Trust (Columbia):
Columbia Variable Portfolio - Strategic Income Fund Portfolio, Class 2 (Strategic) -
42,388.315 shares at $3.74 per share (cost $166,489)	158,532
Columbia Funds Variable Series Trust II (Columbia):
Columbia Variable Portfolio - Emerging Markets Fund Portfolio, Class 2 (Emerging) -
10,355.191 shares at $13.13 per share (cost $145,408)	135,964
Columbia Variable Portfolio - Overseas Core Fund Portfolio, Class 2 (International) -
3,380.599 shares at $17.70 per share (cost $45,529)	59,837
Columbia Variable Portfolio - Select Small Cap Value Fund Portfolio, Class 2 (Smaller-Cap) -
7,194.372 shares at $40.33 per share (cost $187,085)	290,149
Columbia Variable Portfolio - Select Mid Cap Value Fund Portfolio, Class 2 (Mid Cap) -
20,534.067 shares at $45.64 per share (cost $541,876)	937,175
Columbia Variable Portfolio - High Yield Bond Fund Portfolio, Class 2 (High Yield) -
45,785.979 shares at $6.21 per share (cost $293,577)	284,331
Columbia Variable Portfolio - Disciplined Core Fund Portfolio, Class 2 (Large Core) -
7,885.393 shares at $124.54 per share (cost $477,317)	982,047
Ivy Variable Insurance Portfolios (Ivy):
Nomura VIP Asset Strategy Series Portfolio, Service Class (Strategy) -
0.000 shares at $10.0000 per share (cost $0)	-
Nomura VIP Balanced Series Portfolio, Service Class (Balanced) -
433,454.970 shares at $6.5300 per share (cost $2,500,134)	2,830,461
Nomura VIP Energy Series Portfolio, Service Class (Energy) -
69,447.341 shares at $5.1800 per share (cost $331,936)	359,737
Nomura VIP Smid Cap Core Series Portfolio, Service Class (Small Cap Value) -
23,087.614 shares at $13.5400 per share (cost $307,217)	312,606
Nomura VIP Science and Technology Series Portfolio, Service Class (Science) -
102,230.957 shares at $32.6600 per share (cost $2,657,258)	3,338,863
Nomura VIP Mid Cap Growth Series Portfolio, Service Class (Mid Cap Growth) -
63,275.923 shares at $7.7200 per share (cost $671,420)	488,490
Nomura VIP International Core Equity Series Portfolio, Service Class (International) -
6,788.148 shares at $19.4400 per share (cost $106,624)	131,962

The accompanying notes are an integral part of these financial statements.

FS-10

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2025

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Ivy Variable Insurance Portfolios (Ivy), continued:
Nomura VIP Global Growth Series Portfolio, Service Class (Global) -
15,797.962 shares at $3.8400 per share (cost $59,321)	$60,664
Nomura VIP High Income Series Portfolio, Service Class (High Income) -
65,006.989 shares at $2.9300 per share (cost $211,854)	190,470
Janus Aspen Series (Janus):
Janus Henderson Flexible Bond Portfolio, Service Shares (Flexible) -
30,119.728 shares at $11.14 per share (cost $373,454)	335,534
Putnam Variable Trust (Putnam):
Putnam VT Global Health Care Fund Portfolio, Class IB (Health) -
16,479.932 shares at $16.81 per share (cost $261,407)	277,028
Putnam VT Global Asset Allocation Fund Portfolio, Class IB (Asset) -
16,196.374 shares at $19.88 per share (cost $285,332)	321,984
VanEck VIP Trust (Van Eck):
VanEck VIP Global Gold Fund Portfolio, Class S Shares (Gold) -
25,688.151 shares at $24.34 per share (cost $296,553)	625,250
VanEck VIP Global Resources Fund Portfolio, Class S Shares (Hard Assets) -
8,078.558 shares at $31.97 per share (cost $188,581)	258,272

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$1,105,641,524

The accompanying notes are an integral part of these financial statements.

FS-11

This page intentionally left blank

FS-12

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Equity-Income
	IC

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$277,201
Mortality and expense risk charge	(207,007)
Net investment income(loss)	70,194

Realized gain(loss) on investments:
Net realized gain distributions	863,185
Net realized gain(loss) on sale of fund shares	482,027
Net realized gain(loss)	1,345,212

Change in unrealized appreciation/depreciation	1,119,242

Net increase(decrease) in net assets resulting
from operations	$2,534,648

	Equity-Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$70,194	$63,214
Net realized gain(loss)	1,345,212	1,394,566
Net change in unrealized appreciation/depreciation	1,119,242	615,774
Net increase(decrease) in net assets resulting
from operations	2,534,648	2,073,554

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	17,451	22,449
Subaccounts transfers (including fixed account), net	(341,728)	(868,339)
Transfers for policyowner benefits and terminations	(1,691,340)	(1,542,366)
Policyowner maintenance charges	(25,579)	(28,126)
Net increase(decrease) from policyowner transactions	(2,041,196)	(2,416,382)

Total increase(decrease) in net assets	493,452	(342,828)
Net assets at beginning of period	15,624,613	15,967,441
Net assets at end of period	$16,118,065	$15,624,613

The accompanying notes are an integral part of these financial statements.

FS-13

Fidelity
Equity-Income		Equity-Income
SC		SC2		Growth IC

2025		2025		2025

$30,641		$149,989		$78,810
(17,077)		(88,775)		(365,352)
13,564		61,214		(286,542)

100,644		532,740		3,511,885
37,003		240,832		1,261,747
137,647		773,572		4,773,632

142,908		680,497		(1,045,084)

$294,119		$1,515,283		$3,442,006

Equity-Income SC		Equity-Income SC2		Growth IC

2025	2024	2025	2024	2025	2024

$13,564	$11,979	$61,214	$58,130	$(286,542)	$(373,218)
137,647	192,859	773,572	829,167	4,773,632	7,800,378
142,908	49,267	680,497	323,759	(1,045,084)	(503,287)

294,119	254,105	1,515,283	1,211,056	3,442,006	6,923,873

384	-	10,342	25,671	20,936	34,351
(9,929)	143,780	(110,315)	97,453	(640,053)	(860,743)
(194,017)	(390,316)	(1,035,398)	(1,259,985)	(3,194,508)	(2,318,512)
(258)	(244)	(19,692)	(20,519)	(40,949)	(42,599)
(203,820)	(246,780)	(1,155,063)	(1,157,380)	(3,854,574)	(3,187,503)

90,299	7,325	360,220	53,676	(412,568)	3,736,370
1,788,808	1,781,483	9,255,858	9,202,182	28,716,652	24,980,282
$1,879,107	$1,788,808	$9,616,078	$9,255,858	$28,304,084	$28,716,652

FS-14

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Growth SC

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$5,353
Mortality and expense risk charge	(24,482)
Net investment income(loss)	(19,129)

Realized gain(loss) on investments:
Net realized gain distributions	340,677
Net realized gain(loss) on sale of fund shares	33,827
Net realized gain(loss)	374,504

Change in unrealized appreciation/depreciation	(16,609)

Net increase(decrease) in net assets resulting
from operations	$338,766

	Growth SC

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(19,129)	$(30,813)
Net realized gain(loss)	374,504	1,109,098
Net change in unrealized appreciation/depreciation	(16,609)	(254,321)
Net increase(decrease) in net assets resulting
from operations	338,766	823,964

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(16,261)	11,842
Transfers for policyowner benefits and terminations	(98,714)	(1,245,764)
Policyowner maintenance charges	(343)	(370)
Net increase(decrease) from policyowner transactions	(115,318)	(1,234,292)

Total increase(decrease) in net assets	223,448	(410,328)
Net assets at beginning of period	2,502,347	2,912,675
Net assets at end of period	$2,725,795	$2,502,347

The accompanying notes are an integral part of these financial statements.

FS-15

Fidelity
		High Income		High Income
Growth SC2		IC		SC

2025		2025		2025

$3,876		$148,480		$27,254
(74,424)		(31,801)		(4,054)
(70,548)		116,679		23,200

1,048,913		-		-
226,307		(29,545)		(1,657)
1,275,220		(29,545)		(1,657)

(255,383)		105,638		16,429

$949,289		$192,772		$37,972

Growth SC2		High Income IC		High Income SC

2025	2024	2025	2024	2025	2024

$(70,548)	$(84,248)	$116,679	$114,887	$23,200	$19,471
1,275,220	2,559,480	(29,545)	(28,018)	(1,657)	(7,708)
(255,383)	(305,209)	105,638	105,928	16,429	23,505

949,289	2,170,023	192,772	192,797	37,972	35,268

50,088	19,955	8,095	9,762	-	14,280
(36,392)	301,185	(239,515)	26,647	(2,785)	2,038
(1,377,166)	(1,820,955)	(178,377)	(439,875)	(20,659)	(92,206)
(13,794)	(16,433)	(3,699)	(5,688)	(83)	(77)
(1,377,264)	(1,516,248)	(413,496)	(409,154)	(23,527)	(75,965)

(427,975)	653,775	(220,724)	(216,357)	14,445	(40,697)
8,437,346	7,783,571	2,535,434	2,751,791	421,316	462,013
$8,009,371	$8,437,346	$2,314,710	$2,535,434	$435,761	$421,316

FS-16

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	High Income
	SC2

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,902,361
Mortality and expense risk charge	(283,570)
Net investment income(loss)	1,618,791

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(860,384)
Net realized gain(loss)	(860,384)

Change in unrealized appreciation/depreciation	1,861,909

Net increase(decrease) in net assets resulting
from operations	$2,620,316

	High Income SC2

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,618,791	$1,679,135
Net realized gain(loss)	(860,384)	(1,119,311)
Net change in unrealized appreciation/depreciation	1,861,909	1,965,341
Net increase(decrease) in net assets resulting
from operations	2,620,316	2,525,165

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	66,426	126,144
Subaccounts transfers (including fixed account), net	(509,797)	1,205,293
Transfers for policyowner benefits and terminations	(5,462,577)	(7,714,570)
Policyowner maintenance charges	(260,486)	(312,994)
Net increase(decrease) from policyowner transactions	(6,166,434)	(6,696,127)

Total increase(decrease) in net assets	(3,546,118)	(4,170,962)
Net assets at beginning of period	32,597,962	36,768,924
Net assets at end of period	$29,051,844	$32,597,962

The accompanying notes are an integral part of these financial statements.

FS-17

Fidelity

Overseas IC		Overseas SC		Overseas SC2

2025		2025		2025

$54,800		$7,109		$92,883
(47,324)		(4,405)		(65,866)
7,476		2,704		27,017

305,922		41,347		605,465
213,060		9,061		329,925
518,982		50,408		935,390

81,218		25,047		229,966

$607,676		$78,159		$1,192,373

Overseas IC		Overseas SC		Overseas SC2

2025	2024	2025	2024	2025	2024

$7,476	$9,282	$2,704	$2,621	$27,017	$26,950
518,982	358,393	50,408	48,333	935,390	714,152
81,218	(214,830)	25,047	(29,517)	229,966	(416,677)

607,676	152,845	78,159	21,437	1,192,373	324,425

9,497	16,392	128	-	13,040	25,257
(33,386)	(237,228)	18,532	(22,832)	(359,611)	(174,416)
(435,303)	(322,558)	(24,024)	(68,848)	(567,835)	(1,018,681)
(5,356)	(5,950)	(57)	(60)	(11,777)	(12,264)
(464,548)	(549,344)	(5,421)	(91,740)	(926,183)	(1,180,104)

143,128	(396,499)	72,738	(70,303)	266,190	(855,679)
3,363,942	3,760,441	403,291	473,594	6,545,090	7,400,769
$3,507,070	$3,363,942	$476,029	$403,291	$6,811,280	$6,545,090

FS-18

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Asset Mgr. IC

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$127,936
Mortality and expense risk charge	(66,983)
Net investment income(loss)	60,953

Realized gain(loss) on investments:
Net realized gain distributions	240,513
Net realized gain(loss) on sale of fund shares	62,381
Net realized gain(loss)	302,894

Change in unrealized appreciation/depreciation	300,877

Net increase(decrease) in net assets resulting
from operations	$664,724

	Asset Mgr. IC

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$60,953	$55,593
Net realized gain(loss)	302,894	116,456
Net change in unrealized appreciation/depreciation	300,877	230,142
Net increase(decrease) in net assets resulting
from operations	664,724	402,191

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	4,143	5,207
Subaccounts transfers (including fixed account), net	(123,117)	(641,265)
Transfers for policyowner benefits and terminations	(514,115)	(465,786)
Policyowner maintenance charges	(12,745)	(15,572)
Net increase(decrease) from policyowner transactions	(645,834)	(1,117,416)

Total increase(decrease) in net assets	18,890	(715,225)
Net assets at beginning of period	5,281,866	5,997,091
Net assets at end of period	$5,300,756	$5,281,866

The accompanying notes are an integral part of these financial statements.

FS-19

Fidelity
Asset Mgr.		Asset Mgr.
SC		SC2		Inv. Bond IC

2025		2025		2025

$24,376		$29,674		$124,992
(9,292)		(13,301)		(46,008)
15,084		16,373		78,984

45,246		72,155		-
6,909		29,105		(118,215)
52,155		101,260		(118,215)

59,972		59,572		244,628

$127,211		$177,205		$205,397

Asset Mgr. SC		Asset Mgr. SC2		Inv. Bond IC

2025	2024	2025	2024	2025	2024

$15,084	$12,667	$16,373	$19,602	$78,984	$90,347
52,155	21,857	101,260	26,222	(118,215)	(82,697)
59,972	41,964	59,572	46,949	244,628	9,458

127,211	76,488	177,205	92,773	205,397	17,108

-	-	3,457	5,105	12,814	37,143
1,809	4,198	(68,014)	71,221	(192,424)	125,913
(70,845)	(160,766)	(229,651)	(215,290)	(482,035)	(476,141)
(121)	(134)	(2,459)	(2,466)	(3,965)	(4,866)
(69,157)	(156,702)	(296,667)	(141,430)	(665,610)	(317,951)

58,054	(80,214)	(119,462)	(48,657)	(460,213)	(300,843)
959,105	1,039,319	1,405,220	1,453,877	3,910,461	4,211,304
$1,017,159	$959,105	$1,285,758	$1,405,220	$3,450,248	$3,910,461

FS-20

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Inv. Bond SC2

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,703,973
Mortality and expense risk charge	(483,469)
Net investment income(loss)	1,220,504

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(1,376,951)
Net realized gain(loss)	(1,376,951)

Change in unrealized appreciation/depreciation	3,115,751

Net increase(decrease) in net assets resulting
from operations	$2,959,304

	Inv. Bond SC2

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,220,504	$1,334,326
Net realized gain(loss)	(1,376,951)	(1,438,520)
Net change in unrealized appreciation/depreciation	3,115,751	432,755
Net increase(decrease) in net assets resulting
from operations	2,959,304	328,561

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	87,858	170,889
Subaccounts transfers (including fixed account), net	499,731	5,568,756
Transfers for policyowner benefits and terminations	(9,113,363)	(12,601,571)
Policyowner maintenance charges	(448,021)	(533,589)
Net increase(decrease) from policyowner transactions	(8,973,795)	(7,395,515)

Total increase(decrease) in net assets	(6,014,491)	(7,066,954)
Net assets at beginning of period	54,893,685	61,960,639
Net assets at end of period	$48,879,194	$54,893,685

The accompanying notes are an integral part of these financial statements.

FS-21

Fidelity

Contrafund IC		Contrafund SC		Contrafund SC2

2025		2025		2025

$33,358		$2,246		$-
(328,323)		(42,641)		(306,219)
(294,965)		(40,395)		(306,219)

3,841,849		722,218		5,290,522
1,181,736		214,017		1,786,081
5,023,585		936,235		7,076,603

(292,408)		(65,387)		(843,316)

$4,436,212		$830,453		$5,927,068

Contrafund IC		Contrafund SC		Contrafund SC2

2025	2024	2025	2024	2025	2024

$(294,965)	$(265,222)	$(40,395)	$(41,934)	$(306,219)	$(293,058)
5,023,585	3,914,997	936,235	1,185,493	7,076,603	6,464,104
(292,408)	2,402,394	(65,387)	212,322	(843,316)	2,535,669

4,436,212	6,052,169	830,453	1,355,881	5,927,068	8,706,715

66,721	125,748	-	-	75,379	156,749
(490,278)	(39,370)	(43,013)	(271,627)	(1,090,688)	(2,357,013)
(1,947,070)	(2,113,722)	(467,057)	(1,194,517)	(3,008,261)	(4,037,219)
(22,683)	(23,136)	(526)	(491)	(56,906)	(56,116)
(2,393,310)	(2,050,480)	(510,596)	(1,466,635)	(4,080,476)	(6,293,599)

2,042,902	4,001,689	319,857	(110,754)	1,846,592	2,413,116
23,392,620	19,390,931	4,420,938	4,531,692	31,495,162	29,082,046
$25,435,522	$23,392,620	$4,740,795	$4,420,938	$33,341,754	$31,495,162

FS-22

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Asset Mgr. Gr.
	IC

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$13,045
Mortality and expense risk charge	(10,325)
Net investment income(loss)	2,720

Realized gain(loss) on investments:
Net realized gain distributions	27,108
Net realized gain(loss) on sale of fund shares	67,625
Net realized gain(loss)	94,733

Change in unrealized appreciation/depreciation	17,691

Net increase(decrease) in net assets resulting
from operations	$115,144

	Asset Mgr. Gr. IC

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,720	$2,554
Net realized gain(loss)	94,733	60,709
Net change in unrealized appreciation/depreciation	17,691	19,191
Net increase(decrease) in net assets resulting
from operations	115,144	82,454

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	24	24
Subaccounts transfers (including fixed account), net	(113,133)	(30,319)
Transfers for policyowner benefits and terminations	(102,995)	(127,755)
Policyowner maintenance charges	(1,047)	(1,138)
Net increase(decrease) from policyowner transactions	(217,151)	(159,188)

Total increase(decrease) in net assets	(102,007)	(76,734)
Net assets at beginning of period	852,333	929,067
Net assets at end of period	$750,326	$852,333

The accompanying notes are an integral part of these financial statements.

FS-23

Fidelity
Asset Mgr. Gr.		Asset Mgr. Gr.
SC		SC2		Mid Cap SC2

2025		2025		2025

$2,809		$11,599		$9,470
(1,480)		(5,422)		(40,424)
1,329		6,177		(30,954)

5,168		18,501		474,230
5,493		19,821		(8,434)
10,661		38,322		465,796

12,846		43,865		(52,394)

$24,836		$88,364		$382,448

Asset Mgr. Gr. SC		Asset Mgr. Gr. SC2		Mid Cap SC2

2025	2024	2025	2024	2025	2024

$1,329	$1,180	$6,177	$3,562	$(30,954)	$(28,427)
10,661	2,488	38,322	22,544	465,796	619,015
12,846	10,162	43,865	21,217	(52,394)	24,549

24,836	13,830	88,364	47,323	382,448	615,137

-	-	1,500	1,600	50,358	111,678
(8,850)	544	154,458	8,844	(76,880)	(58,735)
(6,558)	(1,036)	(24,938)	(77,854)	(533,324)	(364,305)
(27)	(29)	(1,153)	(1,155)	(6,377)	(7,233)
(15,435)	(521)	129,867	(68,565)	(566,223)	(318,595)

9,401	13,309	218,231	(21,242)	(183,775)	296,542
156,498	143,189	478,455	499,697	4,217,188	3,920,646
$165,899	$156,498	$696,686	$478,455	$4,033,413	$4,217,188

FS-24

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Money Market

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,809,842
Mortality and expense risk charge	(440,425)
Net investment income(loss)	1,369,417

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$1,369,417

	Money Market

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,369,417	$602,652
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting
from operations	1,369,417	602,652

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	216,196	68,694
Subaccounts transfers (including fixed account), net	6,275,215	56,965,705
Transfers for policyowner benefits and terminations	(19,126,607)	(16,981,566)
Policyowner maintenance charges	(281,104)	(47,458)
Net increase(decrease) from policyowner transactions	(12,916,300)	40,005,375

Total increase(decrease) in net assets	(11,546,883)	40,608,027
Net assets at beginning of period	53,870,363	13,262,336
Net assets at end of period	$42,323,480	$53,870,363

The accompanying notes are an integral part of these financial statements.

FS-25

Fidelity
Money Market		Index 500
SC2		SC2		Strategic SC2

2025		2025		2025

$49,346		$101,281		$16,698
(12,958)		(108,430)		(4,734)
36,388		(7,149)		11,964

-		56,718		-
-		464,464		(2,286)
-		521,182		(2,286)

-		1,162,936		24,679

$36,388		$1,676,969		$34,357

Money Market SC2		Index 500 SC2		Strategic SC2

2025	2024	2025	2024	2025	2024

$36,388	$61,795	$(7,149)	$4,377	$11,964	$12,501
-	-	521,182	670,770	(2,286)	(4,313)
-	-	1,162,936	1,433,495	24,679	11,997

36,388	61,795	1,676,969	2,108,642	34,357	20,185

208,531	194,688	133,491	707,707	1,463	10,913
37,776	255,369	(120,885)	(283,253)	2,866	30,833
(309,848)	(1,301,283)	(563,842)	(1,208,025)	(77,703)	(40,528)
(1,505)	(1,800)	(5,962)	(5,392)	(453)	(370)
(65,046)	(853,026)	(557,198)	(788,963)	(73,827)	848

(28,658)	(791,231)	1,119,771	1,319,679	(39,470)	21,033
1,280,725	2,071,956	10,490,120	9,170,441	485,834	464,801
$1,252,067	$1,280,725	$11,609,891	$10,490,120	$446,364	$485,834

FS-26

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Alger

	Balanced

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$165,820
Mortality and expense risk charge	(67,064)
Net investment income(loss)	98,756

Realized gain(loss) on investments:
Net realized gain distributions	599,042
Net realized gain(loss) on sale of fund shares	429,272
Net realized gain(loss)	1,028,314

Change in unrealized appreciation/depreciation	(289,585)

Net increase(decrease) in net assets resulting
from operations	$837,485

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$98,756	$(68,042)
Net realized gain(loss)	1,028,314	309,911
Net change in unrealized appreciation/depreciation	(289,585)	626,304
Net increase(decrease) in net assets resulting
from operations	837,485	868,173

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	31,523	67,360
Subaccounts transfers (including fixed account), net	88,402	240,138
Transfers for policyowner benefits and terminations	(940,697)	(650,607)
Policyowner maintenance charges	(7,983)	(7,420)
Net increase(decrease) from policyowner transactions	(828,755)	(350,529)

Total increase(decrease) in net assets	8,730	517,644
Net assets at beginning of period	6,183,202	5,665,558
Net assets at end of period	$6,191,932	$6,183,202

The accompanying notes are an integral part of these financial statements.

FS-27

MFS
		New
Utilities		Discovery		Total Return

2025		2025		2025

$750,323		$-		$157,733
(266,511)		(62,888)		(55,316)
483,812		(62,888)		102,417

343,143		-		420,598
706,910		(147,122)		(1,845)
1,050,053		(147,122)		418,753

1,822,223		898,181		21,533

$3,356,088		$688,171		$542,703

Utilities		New Discovery		Total Return

2025	2024	2025	2024	2025	2024

$483,812	$317,430	$(62,888)	$(66,682)	$102,417	$74,896
1,050,053	1,200,513	(147,122)	(376,183)	418,753	255,006
1,822,223	1,026,437	898,181	792,951	21,533	(17,414)

3,356,088	2,544,380	688,171	350,086	542,703	312,488

88,113	122,856	15,532	18,902	15,055	15,313
(582,430)	(233,875)	(28,481)	(20,878)	558,566	505,895
(2,375,962)	(2,383,391)	(508,587)	(905,858)	(599,725)	(460,231)
(33,871)	(35,718)	(9,038)	(9,389)	(6,791)	(6,734)
(2,904,150)	(2,530,128)	(530,574)	(917,223)	(32,895)	54,243

451,938	14,252	157,597	(567,137)	509,808	366,731
25,132,178	25,117,926	6,026,454	6,593,591	5,390,261	5,023,530
$25,584,116	$25,132,178	$6,184,051	$6,026,454	$5,900,069	$5,390,261

FS-28

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Growth SC

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(12,095)
Net investment income(loss)	(12,095)

Realized gain(loss) on investments:
Net realized gain distributions	235,639
Net realized gain(loss) on sale of fund shares	19,064
Net realized gain(loss)	254,703

Change in unrealized appreciation/depreciation	(115,028)

Net increase(decrease) in net assets resulting
from operations	$127,580

	Growth SC

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(12,095)	$(11,094)
Net realized gain(loss)	254,703	106,519
Net change in unrealized appreciation/depreciation	(115,028)	182,313
Net increase(decrease) in net assets resulting
from operations	127,580	277,738

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	16,912	14,148
Subaccounts transfers (including fixed account), net	(2,427)	33,184
Transfers for policyowner benefits and terminations	(93,208)	(75,942)
Policyowner maintenance charges	(771)	(797)
Net increase(decrease) from policyowner transactions	(79,494)	(29,407)

Total increase(decrease) in net assets	48,086	248,331
Net assets at beginning of period	1,185,378	937,047
Net assets at end of period	$1,233,464	$1,185,378

The accompanying notes are an integral part of these financial statements.

FS-29

MFS
New Discovery
SC		Utilities SC		Strategic

2025		2025		2025

$-		$98,388		$117,229
(8,367)		(35,469)		(27,703)
(8,367)		62,919		89,526

-		49,066		-
(27,562)		28,175		(31,540)
(27,562)		77,241		(31,540)

128,760		316,459		104,191

$92,831		$456,619		$162,177

New Discovery SC		Utilities SC		Strategic

2025	2024	2025	2024	2025	2024

$(8,367)	$(8,031)	$62,919	$37,006	$89,526	$84,303
(27,562)	(36,294)	77,241	101,844	(31,540)	(91,035)
128,760	84,299	316,459	180,209	104,191	65,566

92,831	39,974	456,619	319,059	162,177	58,834

12,986	53,049	57,912	71,564	3,108	7,727
8,950	5,224	182,450	71,023	237,286	52,220
(78,784)	(30,564)	(295,608)	(199,448)	(139,241)	(346,546)
(723)	(706)	(4,207)	(4,015)	(4,359)	(5,167)
(57,571)	27,003	(59,453)	(60,876)	96,794	(291,766)

35,260	66,977	397,166	258,183	258,971	(232,932)
826,155	759,178	3,291,879	3,033,696	2,665,520	2,898,452
$861,415	$826,155	$3,689,045	$3,291,879	$2,924,491	$2,665,520

FS-30

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Research

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$278,779
Mortality and expense risk charge	(194,707)
Net investment income(loss)	84,072

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	1,038,890
Net realized gain(loss)	1,038,890

Change in unrealized appreciation/depreciation	2,779,638

Net increase(decrease) in net assets resulting
from operations	$3,902,600

	Research

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$84,072	$137,792
Net realized gain(loss)	1,038,890	634,323
Net change in unrealized appreciation/depreciation	2,779,638	(130,746)
Net increase(decrease) in net assets resulting
from operations	3,902,600	641,369

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	57,877	98,397
Subaccounts transfers (including fixed account), net	(1,375,432)	523,468
Transfers for policyowner benefits and terminations	(3,797,080)	(4,871,167)
Policyowner maintenance charges	(160,557)	(193,437)
Net increase(decrease) from policyowner transactions	(5,275,192)	(4,442,739)

Total increase(decrease) in net assets	(1,372,592)	(3,801,370)
Net assets at beginning of period	20,983,911	24,785,281
Net assets at end of period	$19,611,319	$20,983,911

The accompanying notes are an integral part of these financial statements.

FS-31

MFS
Blended Core
SC		Corporate SC		Government SC

2025		2025		2025

$2,433		$67,894		$6,243
(3,353)		(14,736)		(1,571)
(920)		53,158		4,672

57,579		-		-
7,478		(7,494)		(421)
65,057		(7,494)		(421)

(21,434)		41,877		4,182

$42,703		$87,541		$8,433

Blended Core SC		Corporate SC		Government SC

2025	2024	2025	2024	2025	2024

$(920)	$(739)	$53,158	$38,754	$4,672	$1,981
65,057	20,875	(7,494)	(5,536)	(421)	(375)
(21,434)	40,151	41,877	(11,246)	4,182	(2,478)

42,703	60,287	87,541	21,972	8,433	(872)

700	5,672	1,786	2,151	2,384	4,020
3,726	59,838	(218,244)	446,561	23,410	54,953
(64,884)	(598)	(8,342)	(48,636)	(2,769)	(1,693)
(165)	(171)	(1,487)	(1,404)	(349)	(132)
(60,623)	64,741	(226,287)	398,672	22,676	57,148

(17,920)	125,028	(138,746)	420,644	31,109	56,276
362,977	237,949	1,528,621	1,107,977	142,358	86,082
$345,057	$362,977	$1,389,875	$1,528,621	$173,467	$142,358

FS-32

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS
	Growth
	Allocation SC

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$6,486
Mortality and expense risk charge	(5,048)
Net investment income(loss)	1,438

Realized gain(loss) on investments:
Net realized gain distributions	25,339
Net realized gain(loss) on sale of fund shares	(3,162)
Net realized gain(loss)	22,177

Change in unrealized appreciation/depreciation	28,603

Net increase(decrease) in net assets resulting
from operations	$52,218

	Growth Allocation SC

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,438	$(71)
Net realized gain(loss)	22,177	10,544
Net change in unrealized appreciation/depreciation	28,603	30,329
Net increase(decrease) in net assets resulting
from operations	52,218	40,802

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	37,748	46,997
Subaccounts transfers (including fixed account), net	563	7,809
Transfers for policyowner benefits and terminations	(68,919)	(45,758)
Policyowner maintenance charges	(979)	(991)
Net increase(decrease) from policyowner transactions	(31,587)	8,057

Total increase(decrease) in net assets	20,631	48,859
Net assets at beginning of period	485,671	436,812
Net assets at end of period	$506,302	$485,671

The accompanying notes are an integral part of these financial statements.

FS-33

MFS
		Conservative		Blended
Moderate SC		SC		Small Cap SC

2025		2025		2025

$17,692		$8,613		$2,075
(8,284)		(3,175)		(2,992)
9,408		5,438		(917)

58,716		14,753		27,448
(5,473)		(14,593)		(12,896)
53,243		160		14,552

17,492		21,298		(7,763)

$80,143		$26,896		$5,872

Moderate SC		Conservative SC		Blended Small Cap SC

2025	2024	2025	2024	2025	2024

$9,408	$2,976	$5,438	$2,186	$(917)	$(469)
53,243	10,951	160	(5,849)	14,552	1,536
17,492	47,399	21,298	18,677	(7,763)	9,952

80,143	61,326	26,896	15,014	5,872	11,019

52,765	21,847	10,328	9,659	7,845	4,727
(3,774)	(19,749)	1,901	(34,204)	62,052	60,707
(100,370)	(139,722)	(156,311)	(22,260)	(70,249)	(19,798)
(904)	(834)	(906)	(990)	(274)	(237)
(52,283)	(138,458)	(144,988)	(47,795)	(626)	45,399

27,860	(77,132)	(118,092)	(32,781)	5,246	56,418
793,302	870,434	335,717	368,498	339,657	283,239
$821,162	$793,302	$217,625	$335,717	$344,903	$339,657

FS-34

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS
	Global
	Real Estate IC

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$6,995
Mortality and expense risk charge	(3,967)
Net investment income(loss)	3,028

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(13,865)
Net realized gain(loss)	(13,865)

Change in unrealized appreciation/depreciation	17,068

Net increase(decrease) in net assets resulting
from operations	$6,231

	Global Real Estate IC

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$3,028	$(399)
Net realized gain(loss)	(13,865)	(1,824)
Net change in unrealized appreciation/depreciation	17,068	(27,546)
Net increase(decrease) in net assets resulting
from operations	6,231	(29,769)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	15	60
Subaccounts transfers (including fixed account), net	(161,142)	540,603
Transfers for policyowner benefits and terminations	(6,365)	(394)
Policyowner maintenance charges	(504)	(98)
Net increase(decrease) from policyowner transactions	(167,996)	540,171

Total increase(decrease) in net assets	(161,765)	510,402
Net assets at beginning of period	535,491	25,089
Net assets at end of period	$373,726	$535,491

The accompanying notes are an integral part of these financial statements.

FS-35

MFS		Van Kampen
Global		Emerging
Real Estate SC		Markets		Intl. Magnum

2025		2025		2025

$1,284		$64,430		$-
(1,084)		(156,512)		(10,997)
200		(92,082)		(10,997)

-		535,061		33,858
(462)		386,328		(2,671)
(462)		921,389		31,187

2,698		3,528,995		128,474

$2,436		$4,358,302		$148,664

Global Real Estate SC		Emerging Markets		Intl. Magnum

2025	2024	2025	2024	2025	2024

$200	$515	$(92,082)	$57,251	$(10,997)	$(11,672)
(462)	(1,294)	921,389	(90,102)	31,187	(13,900)
2,698	(4,553)	3,528,995	1,307,298	128,474	90,131

2,436	(5,332)	4,358,302	1,274,447	148,664	64,559

2,533	3,291	70,666	95,157	4,417	7,990
64	(16,955)	(1,686,671)	(321,010)	(12,764)	43,538
(3,961)	(701)	(2,798,737)	(3,442,012)	(138,636)	(152,664)
(129)	(146)	(103,405)	(122,467)	(1,691)	(1,848)
(1,493)	(14,511)	(4,518,147)	(3,790,332)	(148,674)	(102,984)

943	(19,843)	(159,845)	(2,515,885)	(10)	(38,425)
109,259	129,102	15,912,815	18,428,700	1,013,879	1,052,304
$110,202	$109,259	$15,752,970	$15,912,815	$1,013,869	$1,013,879

FS-36

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Van Kampen

	Global II

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(601)
Net investment income(loss)	(601)

Realized gain(loss) on investments:
Net realized gain distributions	2,114
Net realized gain(loss) on sale of fund shares	274
Net realized gain(loss)	2,388

Change in unrealized appreciation/depreciation	7,249

Net increase(decrease) in net assets resulting
from operations	$9,036

	Global II

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(601)	$(709)
Net realized gain(loss)	2,388	(964)
Net change in unrealized appreciation/depreciation	7,249	6,095
Net increase(decrease) in net assets resulting
from operations	9,036	4,422

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(607)	499
Transfers for policyowner benefits and terminations	(1,546)	(34,775)
Policyowner maintenance charges	(163)	(200)
Net increase(decrease) from policyowner transactions	(2,316)	(34,476)

Total increase(decrease) in net assets	6,720	(30,054)
Net assets at beginning of period	56,445	86,499
Net assets at end of period	$63,165	$56,445

The accompanying notes are an integral part of these financial statements.

FS-37

Calvert

Balanced		Mid Cap		Balanced F

2025		2025		2025

$172,700		$5,720		$24,300
(102,819)		(16,559)		(14,847)
69,881		(10,839)		9,453

566,499		91,396		79,709
264,840		(350)		9,429
831,339		91,046		89,138

245,261		(69,109)		49,667

$1,146,481		$11,098		$148,258

Balanced		Mid Cap		Balanced F

2025	2024	2025	2024	2025	2024

$69,881	$34,074	$(10,839)	$(15,987)	$9,453	$11,946
831,339	269,242	91,046	1,663	89,138	78,945
245,261	698,689	(69,109)	170,048	49,667	157,574

1,146,481	1,002,005	11,098	155,724	148,258	248,465

12,039	14,118	-	-	390	-
4,145,772	305,819	(99,012)	(3,125)	203,068	(160,155)
(973,981)	(545,604)	(135,400)	(203,705)	(26,551)	(61,159)
(10,974)	(8,065)	(2,562)	(2,961)	(1,594)	(1,679)
3,172,856	(233,732)	(236,974)	(209,791)	175,313	(222,993)

4,319,337	768,273	(225,876)	(54,067)	323,571	25,472
6,524,958	5,756,685	1,767,581	1,821,648	1,419,264	1,393,792
$10,844,295	$6,524,958	$1,541,705	$1,767,581	$1,742,835	$1,419,264

FS-38

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Lincoln
	Disciplined
	Core Value II

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$511,455
Mortality and expense risk charge	(311,681)
Net investment income(loss)	199,774

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	594,623
Net realized gain(loss)	594,623

Change in unrealized appreciation/depreciation	3,327,244

Net increase(decrease) in net assets resulting
from operations	$4,121,641

	Disciplined Core Value II

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$199,774	$84,044
Net realized gain(loss)	594,623	316,991
Net change in unrealized appreciation/depreciation	3,327,244	1,753,118
Net increase(decrease) in net assets resulting
from operations	4,121,641	2,154,153

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	76,834	65,425
Subaccounts transfers (including fixed account), net	(454,749)	35,551,130
Transfers for policyowner benefits and terminations	(5,146,354)	(4,099,508)
Policyowner maintenance charges	(202,431)	(160,019)
Net increase(decrease) from policyowner transactions	(5,726,700)	31,357,028

Total increase(decrease) in net assets	(1,605,059)	33,511,181
Net assets at beginning of period	33,511,181	-
Net assets at end of period	$31,906,122	$33,511,181

The accompanying notes are an integral part of these financial statements.

FS-39

Lincoln				AIM
Mid Cap		Disciplined		Intl.
Value II		Core Value SC		Growth

2025		2025		2025

$144,485		$16,057		$93,463
(77,595)		(11,145)		(64,761)
66,890		4,912		28,702

625,658		-		414,828
56,441		10,639		104,315
682,099		10,639		519,143

(157,131)		121,049		383,836

$591,858		$136,600		$931,681

Mid Cap Value II		Disciplined Core Value SC		Intl. Growth

2025	2024	2025	2024	2025	2024

$66,890	$113,313	$4,912	$715	$28,702	$50,936
682,099	197,906	10,639	6,507	519,143	135,993
(157,131)	187,610	121,049	62,407	383,836	(181,383)

591,858	498,829	136,600	69,629	931,681	5,546

48,125	47,219	869	932	31,595	32,015
103,149	8,376,237	4,914	1,184,901	130,372	(119,302)
(1,106,714)	(837,395)	(178,746)	(60,191)	(808,335)	(957,664)
(13,173)	(9,451)	(1,452)	(1,022)	(10,360)	(11,543)
(968,613)	7,576,610	(174,415)	1,124,620	(656,728)	(1,056,494)

(376,755)	8,075,439	(37,815)	1,194,249	274,953	(1,050,948)
8,075,439	-	1,194,249	-	6,485,036	7,535,984
$7,698,684	$8,075,439	$1,156,434	$1,194,249	$6,759,989	$6,485,036

FS-40

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Global

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$65,125
Mortality and expense risk charge	(30,512)
Net investment income(loss)	34,613

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(10,487)
Net realized gain(loss)	(10,487)

Change in unrealized appreciation/depreciation	189,679

Net increase(decrease) in net assets resulting
from operations	$213,805

	Global

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$34,613	$37,604
Net realized gain(loss)	(10,487)	(11,336)
Net change in unrealized appreciation/depreciation	189,679	(86,439)
Net increase(decrease) in net assets resulting
from operations	213,805	(60,171)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	5,411	4,173
Subaccounts transfers (including fixed account), net	673,853	247,989
Transfers for policyowner benefits and terminations	(161,574)	(118,768)
Policyowner maintenance charges	(4,400)	(3,866)
Net increase(decrease) from policyowner transactions	513,290	129,528

Total increase(decrease) in net assets	727,095	69,357
Net assets at beginning of period	2,523,902	2,454,545
Net assets at end of period	$3,250,997	$2,523,902

The accompanying notes are an integral part of these financial statements.

FS-41

AIM
		Discovery
Global Value		Mid Cap		Diversified

2025		2025		2025

$40,308		$-		$6,876
(31,866)		(25,582)		(4,963)
8,442		(25,582)		1,913

199,570		197,747		38,653
54,087		17,633		3,075
253,657		215,380		41,728

130,197		(109,484)		23,382

$392,296		$80,314		$67,023

Global Value		Discovery Mid Cap		Diversified

2025	2024	2025	2024	2025	2024

$8,442	$382	$(25,582)	$(25,038)	$1,913	$2,882
253,657	61,187	215,380	(9,461)	41,728	21,446
130,197	354,025	(109,484)	514,141	23,382	31,990

392,296	415,594	80,314	479,642	67,023	56,318

6,504	25,800	14,329	15,487	3,176	52,999
(5,023)	139,244	(20,034)	106,155	245	(804)
(357,673)	(324,959)	(244,647)	(338,745)	(36,021)	(137,137)
(4,563)	(4,563)	(3,747)	(4,074)	(680)	(786)
(360,755)	(164,478)	(254,099)	(221,177)	(33,280)	(85,728)

31,541	251,116	(173,785)	258,465	33,743	(29,410)
3,010,247	2,759,131	2,524,213	2,265,748	486,528	515,938
$3,041,788	$3,010,247	$2,350,428	$2,524,213	$520,271	$486,528

FS-42

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Value

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$481
Mortality and expense risk charge	(2,155)
Net investment income(loss)	(1,674)

Realized gain(loss) on investments:
Net realized gain distributions	34,582
Net realized gain(loss) on sale of fund shares	539
Net realized gain(loss)	35,121

Change in unrealized appreciation/depreciation	6,239

Net increase(decrease) in net assets resulting
from operations	$39,686

	Value

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,674)	$(631)
Net realized gain(loss)	35,121	3,590
Net change in unrealized appreciation/depreciation	6,239	51,500
Net increase(decrease) in net assets resulting
from operations	39,686	54,459

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	755	183
Subaccounts transfers (including fixed account), net	(478)	(809)
Transfers for policyowner benefits and terminations	(5,427)	(73,462)
Policyowner maintenance charges	(82)	(96)
Net increase(decrease) from policyowner transactions	(5,232)	(74,184)

Total increase(decrease) in net assets	34,454	(19,725)
Net assets at beginning of period	209,986	229,711
Net assets at end of period	$244,440	$209,986

The accompanying notes are an integral part of these financial statements.

FS-43

AIM		Summit
		S&P		Russell
Real Estate		MidCap		Small Cap

2025		2025		2025

$30,676		$486,736		$400,793
(16,269)		(475,012)		(271,503)
14,407		11,724		129,290

-		2,930,274		1,303,972
(534)		2,177,849		909,843
(534)		5,108,123		2,213,815

89,287		(2,460,827)		525,902

$103,160		$2,659,020		$2,869,007

Real Estate		S&P MidCap		Russell Small Cap

2025	2024	2025	2024	2025	2024

$14,407	$21,731	$11,724	$58,260	$129,290	$46,298
(534)	(1,258)	5,108,123	5,659,523	2,213,815	1,648,460
89,287	(67,278)	(2,460,827)	439,453	525,902	1,146,681

103,160	(46,805)	2,659,020	6,157,236	2,869,007	2,841,439

287	486	119,508	217,241	114,184	188,508
201,665	(28,074)	521,471	(2,659,229)	(342,517)	(1,303,520)
(8,763)	(18,936)	(7,072,977)	(8,336,323)	(3,927,838)	(5,255,254)
(1,658)	(1,574)	(217,013)	(260,190)	(120,974)	(144,386)
191,531	(48,098)	(6,649,011)	(11,038,501)	(4,277,145)	(6,514,652)

294,691	(94,903)	(3,989,991)	(4,881,265)	(1,408,138)	(3,673,213)
1,470,906	1,565,809	48,816,146	53,697,411	27,578,661	31,251,874
$1,765,597	$1,470,906	$44,826,155	$48,816,146	$26,170,523	$27,578,661

FS-44

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	Nasdaq-100
	Index

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$108,894
Mortality and expense risk charge	(413,305)
Net investment income(loss)	(304,411)

Realized gain(loss) on investments:
Net realized gain distributions	639,029
Net realized gain(loss) on sale of fund shares	7,823,588
Net realized gain(loss)	8,462,617

Change in unrealized appreciation/depreciation	(976,727)

Net increase(decrease) in net assets resulting
from operations	$7,181,479

	Nasdaq-100 Index

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(304,411)	$(312,733)
Net realized gain(loss)	8,462,617	11,237,385
Net change in unrealized appreciation/depreciation	(976,727)	(808,974)
Net increase(decrease) in net assets resulting
from operations	7,181,479	10,115,678

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	139,238	205,009
Subaccounts transfers (including fixed account), net	(3,266,312)	(3,299,326)
Transfers for policyowner benefits and terminations	(8,372,480)	(8,795,175)
Policyowner maintenance charges	(196,862)	(240,704)
Net increase(decrease) from policyowner transactions	(11,696,416)	(12,130,196)

Total increase(decrease) in net assets	(4,514,937)	(2,014,518)
Net assets at beginning of period	45,335,131	47,349,649
Net assets at end of period	$40,820,194	$45,335,131

The accompanying notes are an integral part of these financial statements.

FS-45

Summit
EAFE
Intl.		S&P 500		Barclays

2025		2025		2025

$767,016		$1,438,819		$1,708,489
(315,308)		(1,439,668)		(540,312)
451,708		(849)		1,168,177

-		12,059,878		-
3,080,282		10,704,401		(1,151,072)
3,080,282		22,764,279		(1,151,072)

5,052,198		(2,641,935)		3,225,286

$8,584,188		$20,121,495		$3,242,391

EAFE Intl.		S&P 500		Barclays

2025	2024	2025	2024	2025	2024

$451,708	$572,508	$(849)	$145,111	$1,168,177	$1,130,501
3,080,282	1,958,245	22,764,279	19,890,782	(1,151,072)	(1,177,931)
5,052,198	(1,486,566)	(2,641,935)	9,667,062	3,225,286	99,914

8,584,188	1,044,187	20,121,495	29,702,955	3,242,391	52,484

83,717	151,162	319,378	555,205	95,787	223,808
(3,839,655)	682,999	(4,229,843)	(8,539,356)	1,216,455	6,636,477
(5,969,678)	(7,675,228)	(20,773,379)	(22,121,522)	(9,619,298)	(13,682,036)
(273,306)	(322,427)	(561,326)	(666,675)	(484,062)	(575,886)
(9,998,922)	(7,163,494)	(25,245,170)	(30,772,348)	(8,791,118)	(7,397,637)

(1,414,734)	(6,119,307)	(5,123,675)	(1,069,393)	(5,548,727)	(7,345,153)
33,364,023	39,483,330	138,761,661	139,831,054	60,289,482	67,634,635
$31,949,289	$33,364,023	$133,637,986	$138,761,661	$54,740,755	$60,289,482

FS-46

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Growth

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,309,988
Mortality and expense risk charge	(721,458)
Net investment income(loss)	588,530

Realized gain(loss) on investments:
Net realized gain distributions	9,427,996
Net realized gain(loss) on sale of fund shares	2,529,913
Net realized gain(loss)	11,957,909

Change in unrealized appreciation/depreciation	(7,334,444)

Net increase(decrease) in net assets resulting
from operations	$5,211,995

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$588,530	$636,765
Net realized gain(loss)	11,957,909	12,534,638
Net change in unrealized appreciation/depreciation	(7,334,444)	(3,372,952)
Net increase(decrease) in net assets resulting
from operations	5,211,995	9,798,451

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	167,793	164,339
Subaccounts transfers (including fixed account), net	7,091,391	(2,896,891)
Transfers for policyowner benefits and terminations	(15,981,051)	(24,114,087)
Policyowner maintenance charges	(1,105,989)	(1,319,663)
Net increase(decrease) from policyowner transactions	(9,827,856)	(28,166,302)

Total increase(decrease) in net assets	(4,615,861)	(18,367,851)
Net assets at beginning of period	79,946,628	98,314,479
Net assets at end of period	$75,330,767	$79,946,628

The accompanying notes are an integral part of these financial statements.

FS-47

Summit				Third Avenue

Mod. Growth		Moderate		Value

2025		2025		2025

$852,128		$1,109,009		$163,892
(407,455)		(445,701)		(76,036)
444,673		663,308		87,856

3,333,288		2,848,578		532,037
1,145,126		646,210		195,468
4,478,414		3,494,788		727,505

(1,996,386)		(1,513,833)		1,297,909

$2,926,701		$2,644,263		$2,113,270

Mod. Growth		Moderate		Value

2025	2024	2025	2024	2025	2024

$444,673	$453,728	$663,308	$651,632	$87,856	$109,454
4,478,414	5,050,652	3,494,788	4,852,231	727,505	928,723
(1,996,386)	(865,423)	(1,513,833)	(1,624,027)	1,297,909	(1,244,872)

2,926,701	4,638,957	2,644,263	3,879,836	2,113,270	(206,695)

166,779	82,565	62,439	204,198	29,690	57,822
903,090	1,196,478	174,780	674,040	192,290	(123,974)
(7,830,853)	(15,419,887)	(9,805,569)	(16,400,447)	(873,141)	(915,688)
(565,820)	(690,833)	(560,196)	(711,099)	(12,811)	(14,703)
(7,326,804)	(14,831,677)	(10,128,546)	(16,233,308)	(663,972)	(996,543)

(4,400,103)	(10,192,720)	(7,484,283)	(12,353,472)	1,449,298	(1,203,238)
46,162,570	56,355,290	51,184,171	63,537,643	6,691,221	7,894,459
$41,762,467	$46,162,570	$43,699,888	$51,184,171	$8,140,519	$6,691,221

FS-48

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Dreyfus

	MidCap

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$10,151
Mortality and expense risk charge	(23,218)
Net investment income(loss)	(13,067)

Realized gain(loss) on investments:
Net realized gain distributions	209,510
Net realized gain(loss) on sale of fund shares	18,062
Net realized gain(loss)	227,572

Change in unrealized appreciation/depreciation	(31,972)

Net increase(decrease) in net assets resulting
from operations	$182,533

	MidCap

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(13,067)	$(9,701)
Net realized gain(loss)	227,572	85,281
Net change in unrealized appreciation/depreciation	(31,972)	192,471
Net increase(decrease) in net assets resulting
from operations	182,533	268,051

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	21,322	33,683
Subaccounts transfers (including fixed account), net	(31,678)	(97,611)
Transfers for policyowner benefits and terminations	(295,663)	(444,813)
Policyowner maintenance charges	(4,561)	(5,100)
Net increase(decrease) from policyowner transactions	(310,580)	(513,841)

Total increase(decrease) in net assets	(128,047)	(245,790)
Net assets at beginning of period	2,387,099	2,632,889
Net assets at end of period	$2,259,052	$2,387,099

The accompanying notes are an integral part of these financial statements.

FS-49

Dreyfus		Scudder
		Small
Small Cap		Mid Value		Thematic

2025		2025		2025

$10,684		$14,450		$3,196
(8,198)		(14,015)		(3,640)
2,486		435		(444)

81,332		163,232		-
(4,735)		(16,860)		20,386
76,597		146,372		20,386

(45,811)		59,295		33,817

$33,272		$206,102		$53,759

Small Cap		Small Mid Value		Thematic

2025	2024	2025	2024	2025	2024

$2,486	$1,192	$435	$3,456	$(444)	$543
76,597	24,791	146,372	98,733	20,386	4,129
(45,811)	33,105	59,295	(23,011)	33,817	19,991

33,272	59,088	206,102	79,178	53,759	24,663

14,966	13,100	15,117	21,400	5,056	4,337
13,276	557	(215)	(204,192)	20,802	1,594
(87,959)	(114,710)	(295,556)	(154,269)	(13,616)	(16,046)
(840)	(997)	(2,766)	(3,282)	(605)	(514)
(60,557)	(102,050)	(283,420)	(340,343)	11,637	(10,629)

(27,285)	(42,962)	(77,318)	(261,165)	65,396	14,034
863,116	906,078	1,492,999	1,754,164	315,646	301,612
$835,831	$863,116	$1,415,681	$1,492,999	$381,042	$315,646

FS-50

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Scudder

	Alternative

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$884
Mortality and expense risk charge	(240)
Net investment income(loss)	644

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(1)
Net realized gain(loss)	(1)

Change in unrealized appreciation/depreciation	1,411

Net increase(decrease) in net assets resulting
from operations	$2,054

	Alternative

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$644	$785
Net realized gain(loss)	(1)	331
Net change in unrealized appreciation/depreciation	1,411	674
Net increase(decrease) in net assets resulting
from operations	2,054	1,790

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	511	653
Subaccounts transfers (including fixed account), net	690	1,173
Transfers for policyowner benefits and terminations	-	(12,720)
Policyowner maintenance charges	(41)	(37)
Net increase(decrease) from policyowner transactions	1,160	(10,931)

Total increase(decrease) in net assets	3,214	(9,141)
Net assets at beginning of period	22,593	31,734
Net assets at end of period	$25,807	$22,593

The accompanying notes are an integral part of these financial statements.

FS-51

Neuberger Berman

Regency		Intrinsic		Growth

2025		2025		2025

$3,452		$-		$-
(8,016)		(1,791)		(6,701)
(4,564)		(1,791)		(6,701)

81,015		15,130		98,358
(4,481)		262		6,470
76,534		15,392		104,828

799		2,874		(67,628)

$72,769		$16,475		$30,499

Regency		Intrinsic		Growth

2025	2024	2025	2024	2025	2024

$(4,564)	$(2,909)	$(1,791)	$(1,372)	$(6,701)	$(5,760)
76,534	27,763	15,392	4,618	104,828	37,715
799	36,144	2,874	9,520	(67,628)	74,394

72,769	60,998	16,475	12,766	30,499	106,349

13,397	14,014	1,174	1,928	5,612	40,524
43,214	(25,744)	(19,053)	6,793	(88)	81,969
(136,398)	(81,220)	(12,957)	(23,035)	(61,436)	(38,077)
(1,254)	(1,425)	(312)	(247)	(605)	(586)
(81,041)	(94,375)	(31,148)	(14,561)	(56,517)	83,830

(8,272)	(33,377)	(14,673)	(1,795)	(26,018)	190,179
800,792	834,169	196,237	198,032	664,655	474,476
$792,520	$800,792	$181,564	$196,237	$638,637	$664,655

FS-52

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	T. Rowe

	Blue Chip

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(440,963)
Net investment income(loss)	(440,963)

Realized gain(loss) on investments:
Net realized gain distributions	4,031,233
Net realized gain(loss) on sale of fund shares	5,844,265
Net realized gain(loss)	9,875,498

Change in unrealized appreciation/depreciation	(2,110,771)

Net increase(decrease) in net assets resulting
from operations	$7,323,764

	Blue Chip

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(440,963)	$(472,819)
Net realized gain(loss)	9,875,498	9,520,410
Net change in unrealized appreciation/depreciation	(2,110,771)	5,039,826
Net increase(decrease) in net assets resulting
from operations	7,323,764	14,087,417

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	172,864	264,592
Subaccounts transfers (including fixed account), net	(2,895,826)	(5,381,025)
Transfers for policyowner benefits and terminations	(6,666,185)	(8,765,229)
Policyowner maintenance charges	(215,989)	(257,011)
Net increase(decrease) from policyowner transactions	(9,605,136)	(14,138,673)

Total increase(decrease) in net assets	(2,281,372)	(51,256)
Net assets at beginning of period	46,969,972	47,021,228
Net assets at end of period	$44,688,600	$46,969,972

The accompanying notes are an integral part of these financial statements.

FS-53

Pimco

Total Return		Low Duration		Short Term

2025		2025		2025

$354,589		$192,132		$10,660
(83,826)		(46,960)		(2,433)
270,763		145,172		8,227

-		-		-
(199,331)		(69,713)		295
(199,331)		(69,713)		295

571,261		140,359		(102)

$642,693		$215,818		$8,420

Total Return		Low Duration		Short Term

2025	2024	2025	2024	2025	2024

$270,763	$249,231	$145,172	$171,597	$8,227	$22,879
(199,331)	(153,273)	(69,713)	(85,535)	295	11,087
571,261	24,529	140,359	110,151	(102)	(2,975)

642,693	120,487	215,818	196,213	8,420	30,991

23,749	36,553	4,287	3,603	2,875	2,460
540,443	1,515,961	50,603	714,890	3,722	(24,455)
(625,272)	(759,122)	(1,084,656)	(1,325,157)	(24,475)	(1,027,391)
(10,700)	(11,707)	(45,778)	(52,321)	(485)	(826)
(71,780)	781,685	(1,075,544)	(658,985)	(18,363)	(1,050,212)

570,913	902,172	(859,726)	(462,772)	(9,943)	(1,019,221)
8,860,008	7,957,836	5,410,291	5,873,063	255,829	1,275,050
$9,430,921	$8,860,008	$4,550,565	$5,410,291	$245,886	$255,829

FS-54

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Emerging

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$5,289
Mortality and expense risk charge	(772)
Net investment income(loss)	4,517

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(1,660)
Net realized gain(loss)	(1,660)

Change in unrealized appreciation/depreciation	6,920

Net increase(decrease) in net assets resulting
from operations	$9,777

	Emerging

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$4,517	$4,664
Net realized gain(loss)	(1,660)	(3,264)
Net change in unrealized appreciation/depreciation	6,920	4,010
Net increase(decrease) in net assets resulting
from operations	9,777	5,410

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	340	511
Subaccounts transfers (including fixed account), net	(65)	1,667
Transfers for policyowner benefits and terminations	(10,686)	(19,613)
Policyowner maintenance charges	(33)	(55)
Net increase(decrease) from policyowner transactions	(10,444)	(17,490)

Total increase(decrease) in net assets	(667)	(12,080)
Net assets at beginning of period	79,096	91,176
Net assets at end of period	$78,429	$79,096

The accompanying notes are an integral part of these financial statements.

FS-55

Pimco
Low Duration
Adv.		Real Return		Commodity

2025		2025		2025

$2,355		$158,998		$1,798
(611)		(48,316)		(660)
1,744		110,682		1,138

-		-		-
(316)		(25,460)		(518)
(316)		(25,460)		(518)

1,213		225,601		9,970

$2,641		$310,823		$10,590

Low Duration Adv.		Real Return		Commodity

2025	2024	2025	2024	2025	2024

$1,744	$2,564	$110,682	$63,340	$1,138	$776
(316)	(3,606)	(25,460)	(42,090)	(518)	(9,930)
1,213	3,329	225,601	13,000	9,970	11,563

2,641	2,287	310,823	34,250	10,590	2,409

1,106	1,077	15,533	5,328	-	-
(27)	(1,269)	206,873	813,983	(19)	(6,291)
(13,196)	(72,902)	(106,969)	(254,965)	(2,196)	(24,891)
(70)	(105)	(5,269)	(4,620)	(58)	(74)
(12,187)	(73,199)	110,168	559,726	(2,273)	(31,256)

(9,546)	(70,912)	420,991	593,976	8,317	(28,847)
67,752	138,664	4,712,225	4,118,249	61,167	90,014
$58,206	$67,752	$5,133,216	$4,712,225	$69,484	$61,167

FS-56

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ibbotson

	Balanced

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$9,191
Mortality and expense risk charge	(4,853)
Net investment income(loss)	4,338

Realized gain(loss) on investments:
Net realized gain distributions	51,976
Net realized gain(loss) on sale of fund shares	5,459
Net realized gain(loss)	57,435

Change in unrealized appreciation/depreciation	1,212

Net increase(decrease) in net assets resulting
from operations	$62,985

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$4,338	$3,611
Net realized gain(loss)	57,435	5,610
Net change in unrealized appreciation/depreciation	1,212	37,991
Net increase(decrease) in net assets resulting
from operations	62,985	47,212

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(34,744)	(927)
Transfers for policyowner benefits and terminations	(46,602)	(111,613)
Policyowner maintenance charges	(696)	(814)
Net increase(decrease) from policyowner transactions	(82,042)	(113,354)

Total increase(decrease) in net assets	(19,057)	(66,142)
Net assets at beginning of period	521,926	588,068
Net assets at end of period	$502,869	$521,926

The accompanying notes are an integral part of these financial statements.

FS-57

Ibbotson				Franklin Templeton

Growth		Income		Global Bond

2025		2025		2025

$9,342		$5,608		$-
(5,980)		(2,272)		(218,753)
3,362		3,336		(218,753)

46,911		19,699		-
12,666		1,102		(1,501,040)
59,577		20,801		(1,501,040)

34,345		(1,447)		4,894,617

$97,284		$22,690		$3,174,824

Growth		Income		Global Bond

2025	2024	2025	2024	2025	2024

$3,362	$3,059	$3,336	$2,420	$(218,753)	$(245,493)
59,577	17,928	20,801	(588)	(1,501,040)	(1,179,746)
34,345	41,166	(1,447)	9,415	4,894,617	(1,779,455)

97,284	62,153	22,690	11,247	3,174,824	(3,204,694)

746	60	-	-	41,655	83,524
58,323	5,643	59,974	21,500	(372,563)	3,993,860
(54,247)	(78,368)	(16,956)	(37,670)	(3,738,819)	(5,135,928)
(1,038)	(1,003)	(270)	(175)	(188,472)	(222,424)
3,784	(73,668)	42,748	(16,345)	(4,258,199)	(1,280,968)

101,068	(11,515)	65,438	(5,098)	(1,083,375)	(4,485,662)
598,972	610,487	184,856	189,954	23,293,918	27,779,580
$700,040	$598,972	$250,294	$184,856	$22,210,543	$23,293,918

FS-58

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Franklin Templeton

	Income

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$148,562
Mortality and expense risk charge	(29,766)
Net investment income(loss)	118,796

Realized gain(loss) on investments:
Net realized gain distributions	31,227
Net realized gain(loss) on sale of fund shares	(975)
Net realized gain(loss)	30,252

Change in unrealized appreciation/depreciation	174,448

Net increase(decrease) in net assets resulting
from operations	$323,496

	Income

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$118,796	$112,270
Net realized gain(loss)	30,252	(467)
Net change in unrealized appreciation/depreciation	174,448	52,833
Net increase(decrease) in net assets resulting
from operations	323,496	164,636

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	59,730	40,135
Subaccounts transfers (including fixed account), net	365,705	78,082
Transfers for policyowner benefits and terminations	(197,389)	(242,536)
Policyowner maintenance charges	(4,115)	(3,266)
Net increase(decrease) from policyowner transactions	223,931	(127,585)

Total increase(decrease) in net assets	547,427	37,051
Net assets at beginning of period	2,724,894	2,687,843
Net assets at end of period	$3,272,321	$2,724,894

The accompanying notes are an integral part of these financial statements.

FS-59

Franklin Templeton
Global
Discovery		Small Cap		Foreign

2025		2025		2025

$2,408		$3,952		$16,937
(1,319)		(3,650)		(6,865)
1,089		302		10,072

13,348		30,821		47,292
1,976		(2,339)		3,016
15,324		28,482		50,308

9,685		(5,433)		103,899

$26,098		$23,351		$164,279

Global Discovery		Small Cap		Foreign

2025	2024	2025	2024	2025	2024

$1,089	$950	$302	$(355)	$10,072	$11,891
15,324	9,363	28,482	3,676	50,308	27,398
9,685	(6,272)	(5,433)	36,708	103,899	(45,381)

26,098	4,041	23,351	40,029	164,279	(6,092)

-	30	4,302	29,628	1,409	1,679
6,025	10,436	10,298	1,719	119,924	(191,289)
(15,209)	(4,072)	(20,558)	(88,407)	(6,258)	(27,412)
(146)	(137)	(352)	(384)	(715)	(711)
(9,330)	6,257	(6,310)	(57,444)	114,360	(217,733)

16,768	10,298	17,041	(17,415)	278,639	(223,825)
122,271	111,973	371,559	388,974	531,083	754,908
$139,039	$122,271	$388,600	$371,559	$809,722	$531,083

FS-60

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	AllianceBernstein
	Growth and
	Income

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,065
Mortality and expense risk charge	(3,522)
Net investment income(loss)	(457)

Realized gain(loss) on investments:
Net realized gain distributions	28,621
Net realized gain(loss) on sale of fund shares	3,990
Net realized gain(loss)	32,611

Change in unrealized appreciation/depreciation	(2,498)

Net increase(decrease) in net assets resulting
from operations	$29,656

	Growth and Income

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(457)	$733
Net realized gain(loss)	32,611	16,593
Net change in unrealized appreciation/depreciation	(2,498)	21,450
Net increase(decrease) in net assets resulting
from operations	29,656	38,776

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	12,792	3,431
Subaccounts transfers (including fixed account), net	27,588	11,544
Transfers for policyowner benefits and terminations	(53,217)	(61,986)
Policyowner maintenance charges	(369)	(425)
Net increase(decrease) from policyowner transactions	(13,206)	(47,436)

Total increase(decrease) in net assets	16,450	(8,660)
Net assets at beginning of period	336,344	345,004
Net assets at end of period	$352,794	$336,344

The accompanying notes are an integral part of these financial statements.

FS-61

American Funds

Managed		Blue Chip		Global

2025		2025		2025

$392,596		$42,538		$21,936
(151,847)		(30,012)		(15,592)
240,749		12,526		6,344

978,935		205,805		197,510
26,640		43,077		3,373
1,005,575		248,882		200,883

260,343		188,032		88,139

$1,506,667		$449,440		$295,366

Managed		Blue Chip		Global

2025	2024	2025	2024	2025	2024

$240,749	$207,141	$12,526	$15,703	$6,344	$7,894
1,005,575	(70,414)	248,882	87,054	200,883	48,007
260,343	2,808,013	188,032	374,225	88,139	110,794

1,506,667	2,944,740	449,440	476,982	295,366	166,695

148,954	(41,521)	26,713	178,652	39,511	53,376
(574,645)	(217,292)	2,495	(76,087)	2,592	(35,916)
(4,553,194)	(10,587,485)	(236,294)	(372,181)	(92,705)	(19,136)
(211,687)	(315,316)	(2,535)	(2,760)	(1,559)	(1,442)
(5,190,572)	(11,161,614)	(209,621)	(272,376)	(52,161)	(3,118)

(3,683,905)	(8,216,874)	239,819	204,606	243,205	163,577
18,246,747	26,463,621	2,891,199	2,686,593	1,448,869	1,285,292
$14,562,842	$18,246,747	$3,131,018	$2,891,199	$1,692,074	$1,448,869

FS-62

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	Growth

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$7,397
Mortality and expense risk charge	(47,924)
Net investment income(loss)	(40,527)

Realized gain(loss) on investments:
Net realized gain distributions	378,037
Net realized gain(loss) on sale of fund shares	133,734
Net realized gain(loss)	511,771

Change in unrealized appreciation/depreciation	363,273

Net increase(decrease) in net assets resulting
from operations	$834,517

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(40,527)	$(28,546)
Net realized gain(loss)	511,771	210,959
Net change in unrealized appreciation/depreciation	363,273	934,594
Net increase(decrease) in net assets resulting
from operations	834,517	1,117,007

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	55,463	178,184
Subaccounts transfers (including fixed account), net	36,961	(163,873)
Transfers for policyowner benefits and terminations	(390,248)	(310,079)
Policyowner maintenance charges	(3,856)	(3,602)
Net increase(decrease) from policyowner transactions	(301,680)	(299,370)

Total increase(decrease) in net assets	532,837	817,637
Net assets at beginning of period	4,584,956	3,767,319
Net assets at end of period	$5,117,793	$4,584,956

The accompanying notes are an integral part of these financial statements.

FS-63

American Funds

International		New World		Growth-Income

2025		2025		2025

$5,919		$8,752		$24,435
(4,450)		(6,800)		(26,188)
1,469		1,952		(1,753)

-		27,629		442,326
839		3,717		25,355
839		31,346		467,681

99,688		129,551		(47,682)

$101,996		$162,849		$418,246

International		New World		Growth-Income

2025	2024	2025	2024	2025	2024

$1,469	$90	$1,952	$1,913	$(1,753)	$2,862
839	(7,831)	31,346	12,098	467,681	159,939
99,688	24,008	129,551	26,241	(47,682)	296,484

101,996	16,267	162,849	40,252	418,246	459,285

10,055	7,199	2,913	4,767	82,888	98,652
(470)	(10,039)	177,383	(102,384)	(27,403)	122,234
(51,417)	(154,104)	(18,971)	(112,011)	(107,911)	(282,909)
(440)	(487)	(954)	(698)	(2,969)	(2,250)
(42,272)	(157,431)	160,371	(210,326)	(55,395)	(64,273)

59,724	(141,164)	323,220	(170,074)	362,851	395,012
423,777	564,941	551,955	722,029	2,468,715	2,073,703
$483,501	$423,777	$875,175	$551,955	$2,831,566	$2,468,715

FS-64

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	Asset

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$76,898
Mortality and expense risk charge	(37,347)
Net investment income(loss)	39,551

Realized gain(loss) on investments:
Net realized gain distributions	261,202
Net realized gain(loss) on sale of fund shares	19,034
Net realized gain(loss)	280,236

Change in unrealized appreciation/depreciation	193,613

Net increase(decrease) in net assets resulting
from operations	$513,400

	Asset

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$39,551	$40,328
Net realized gain(loss)	280,236	177,259
Net change in unrealized appreciation/depreciation	193,613	284,789
Net increase(decrease) in net assets resulting
from operations	513,400	502,376

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	49,840	11,118
Subaccounts transfers (including fixed account), net	10,278	45,857
Transfers for policyowner benefits and terminations	(200,714)	(307,735)
Policyowner maintenance charges	(6,898)	(6,309)
Net increase(decrease) from policyowner transactions	(147,494)	(257,069)

Total increase(decrease) in net assets	365,906	245,307
Net assets at beginning of period	3,617,771	3,372,464
Net assets at end of period	$3,983,677	$3,617,771

The accompanying notes are an integral part of these financial statements.

FS-65

Columbia

Strategic		Emerging		International

2025		2025		2025

$6,816		$89		$4,723
(1,553)		(1,344)		(1,187)
5,263		(1,255)		3,536

-		-		-
(425)		(6,810)		15,134
(425)		(6,810)		15,134

4,363		43,284		21,529

$9,201		$35,219		$40,199

Strategic		Emerging		International

2025	2024	2025	2024	2025	2024

$5,263	$6,909	$(1,255)	$(22)	$3,536	$7,502
(425)	(5,713)	(6,810)	(5,324)	15,134	(32)
4,363	6,001	43,284	10,842	21,529	(2,314)

9,201	7,197	35,219	5,496	40,199	5,156

156	-	7,185	16,082	284	1,512
724	(51,979)	(2,861)	3,045	(438)	-
(5,653)	(17,460)	(30,441)	(12,959)	(218,503)	(106)
(81)	(246)	(161)	(181)	(61)	(50)
(4,854)	(69,685)	(26,278)	5,987	(218,718)	1,356

4,347	(62,488)	8,941	11,483	(178,519)	6,512
154,185	216,673	127,023	115,540	238,356	231,844
$158,532	$154,185	$135,964	$127,023	$59,837	$238,356

FS-66

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Columbia

	Smaller-Cap

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(2,738)
Net investment income(loss)	(2,738)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	3,241
Net realized gain(loss)	3,241

Change in unrealized appreciation/depreciation	13,848

Net increase(decrease) in net assets resulting
from operations	$14,351

	Smaller-Cap

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(2,738)	$(2,869)
Net realized gain(loss)	3,241	11,737
Net change in unrealized appreciation/depreciation	13,848	26,328
Net increase(decrease) in net assets resulting
from operations	14,351	35,196

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	5,252	3,803
Subaccounts transfers (including fixed account), net	(983)	(88)
Transfers for policyowner benefits and terminations	(7,696)	(19,770)
Policyowner maintenance charges	(223)	(253)
Net increase(decrease) from policyowner transactions	(3,650)	(16,308)

Total increase(decrease) in net assets	10,701	18,888
Net assets at beginning of period	279,448	260,560
Net assets at end of period	$290,149	$279,448

The accompanying notes are an integral part of these financial statements.

FS-67

Columbia

Mid Cap		High Yield		Large Core

2025		2025		2025

$-		$16,273		$-
(8,727)		(2,941)		(9,280)
(8,727)		13,332		(9,280)

-		-		-
18,911		(4,865)		41,572
18,911		(4,865)		41,572

96,913		12,113		85,983

$107,097		$20,580		$118,275

Mid Cap		High Yield		Large Core

2025	2024	2025	2024	2025	2024

$(8,727)	$(8,915)	$13,332	$17,026	$(9,280)	$(8,430)
18,911	37,976	(4,865)	(2,373)	41,572	55,409
96,913	66,614	12,113	5,878	85,983	134,248

107,097	95,675	20,580	20,531	118,275	181,227

19,093	19,977	714	2,204	10,000	-
(4,499)	(40,812)	(24,781)	2,894	25,608	22,194
(39,596)	(63,365)	(73,271)	(27,111)	(78,771)	(89,960)
(1,015)	(1,074)	(369)	(382)	(520)	(554)
(26,017)	(85,274)	(97,707)	(22,395)	(43,683)	(68,320)

81,080	10,401	(77,127)	(1,864)	74,592	112,907
856,095	845,694	361,458	363,322	907,455	794,548
$937,175	$856,095	$284,331	$361,458	$982,047	$907,455

FS-68

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ivy

	Strategy

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	-
Net investment income(loss)	-

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$-

	Strategy

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$-	$(12)
Net realized gain(loss)	-	62
Net change in unrealized appreciation/depreciation	-	239
Net increase(decrease) in net assets resulting
from operations	-	289

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	(23)
Transfers for policyowner benefits and terminations	-	(7,205)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	-	(7,228)

Total increase(decrease) in net assets	-	(6,939)
Net assets at beginning of period	-	6,939
Net assets at end of period	$-	$-

The accompanying notes are an integral part of these financial statements.

FS-69

Ivy
				Small Cap
Balanced		Energy		Value

2025		2025		2025

$30,801		$3,495		$441
(24,880)		(3,432)		(3,003)
5,921		63		(2,562)

93,238		-		12,929
6,649		(149)		(891)
99,887		(149)		12,038

152,216		35,246		12,475

$258,024		$35,160		$21,951

Balanced		Energy		Small Cap Value

2025	2024	2025	2024	2025	2024

$5,921	$7,576	$63	$8,684	$(2,562)	$(2,438)
99,887	20,745	(149)	17,138	12,038	(9,650)
152,216	292,168	35,246	(40,344)	12,475	58,327

258,024	320,489	35,160	(14,522)	21,951	46,239

3,019	5,733	11,750	22,542	10,216	11,795
345,137	(156,289)	11,977	(108,428)	(1,245)	(5,249)
(43,932)	(166,054)	(37,843)	(40,045)	(22,303)	(98,799)
(3,857)	(3,715)	(315)	(374)	(228)	(283)
300,367	(320,325)	(14,431)	(126,305)	(13,560)	(92,536)

558,391	164	20,729	(140,827)	8,391	(46,297)
2,272,070	2,271,906	339,008	479,835	304,215	350,512
$2,830,461	$2,272,070	$359,737	$339,008	$312,606	$304,215

FS-70

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ivy

	Science

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(29,555)
Net investment income(loss)	(29,555)

Realized gain(loss) on investments:
Net realized gain distributions	437,436
Net realized gain(loss) on sale of fund shares	36,958
Net realized gain(loss)	474,394

Change in unrealized appreciation/depreciation	396,043

Net increase(decrease) in net assets resulting
from operations	$840,882

	Science

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(29,555)	$(23,782)
Net realized gain(loss)	474,394	77,248
Net change in unrealized appreciation/depreciation	396,043	506,924
Net increase(decrease) in net assets resulting
from operations	840,882	560,390

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	61,792	118,537
Subaccounts transfers (including fixed account), net	(3,024)	247,338
Transfers for policyowner benefits and terminations	(206,317)	(128,910)
Policyowner maintenance charges	(3,146)	(2,819)
Net increase(decrease) from policyowner transactions	(150,695)	234,146

Total increase(decrease) in net assets	690,187	794,536
Net assets at beginning of period	2,648,676	1,854,140
Net assets at end of period	$3,338,863	$2,648,676

The accompanying notes are an integral part of these financial statements.

FS-71

Ivy
Mid Cap
Growth		International		Global

2025		2025		2025

$-		$516		$122
(5,223)		(1,314)		(606)
(5,223)		(798)		(484)

116,640		6,330		6,542
(31,138)		3,064		(84)
85,502		9,394		6,458

(81,237)		18,005		3,585

$(958)		$26,601		$9,559

Mid Cap Growth		International		Global

2025	2024	2025	2024	2025	2024

$(5,223)	$(6,830)	$(798)	$447	$(484)	$(30)
85,502	(5,369)	9,394	5,146	6,458	(1,444)
(81,237)	24,952	18,005	(55)	3,585	17,871

(958)	12,753	26,601	5,538	9,559	16,397

4,436	36,826	850	1,162	698	784
1,918	(38,513)	(9,073)	(25,458)	(843)	(30,056)
(109,475)	(134,261)	(8,315)	(30,544)	(7,319)	(30,307)
(351)	(576)	(174)	(212)	(60)	(170)
(103,472)	(136,524)	(16,712)	(55,052)	(7,524)	(59,749)

(104,430)	(123,771)	9,889	(49,514)	2,035	(43,352)
592,920	716,691	122,073	171,587	58,629	101,981
$488,490	$592,920	$131,962	$122,073	$60,664	$58,629

FS-72

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ivy

	High Income

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$12,657
Mortality and expense risk charge	(1,886)
Net investment income(loss)	10,771

Realized gain(loss) on investments:
Net realized gain distributions	75
Net realized gain(loss) on sale of fund shares	(2,919)
Net realized gain(loss)	(2,844)

Change in unrealized appreciation/depreciation	3,327

Net increase(decrease) in net assets resulting
from operations	$11,254

	High Income

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$10,771	$10,630
Net realized gain(loss)	(2,844)	(1,226)
Net change in unrealized appreciation/depreciation	3,327	417
Net increase(decrease) in net assets resulting
from operations	11,254	9,821

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,412	1,076
Subaccounts transfers (including fixed account), net	(730)	-
Transfers for policyowner benefits and terminations	(16,236)	(8,217)
Policyowner maintenance charges	(144)	(164)
Net increase(decrease) from policyowner transactions	(15,698)	(7,305)

Total increase(decrease) in net assets	(4,444)	2,516
Net assets at beginning of period	194,914	192,398
Net assets at end of period	$190,470	$194,914

The accompanying notes are an integral part of these financial statements.

FS-73

Janus		Putnam

Flexible		Health		Asset

2025		2025		2025

$14,640		$-		$6,806
(3,212)		(2,649)		(3,072)
11,428		(2,649)		3,734

-		18,748		36,712
(2,213)		(1,135)		855
(2,213)		17,613		37,567

10,042		19,946		(2,900)

$19,257		$34,910		$38,401

Flexible		Health		Asset

2025	2024	2025	2024	2025	2024

$11,428	$9,931	$(2,649)	$(1,593)	$3,734	$3,160
(2,213)	(3,606)	17,613	13,689	37,567	712
10,042	(4,745)	19,946	(14,036)	(2,900)	36,688

19,257	1,580	34,910	(1,940)	38,401	40,560

2,468	2,684	6,660	44,043	338	313
14,556	28,004	288	77	(73)	-
(14,287)	(24,145)	(27,944)	(34,508)	(20,458)	(4,539)
(173)	(168)	(231)	(299)	(264)	(271)
2,564	6,375	(21,227)	9,313	(20,457)	(4,497)

21,821	7,955	13,683	7,373	17,944	36,063
313,713	305,758	263,345	255,972	304,040	267,977
$335,534	$313,713	$277,028	$263,345	$321,984	$304,040

FS-74

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Van Eck

	Gold

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$5,506
Mortality and expense risk charge	(4,309)
Net investment income(loss)	1,197

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	89,445
Net realized gain(loss)	89,445

Change in unrealized appreciation/depreciation	302,314

Net increase(decrease) in net assets resulting
from operations	$392,956

	Gold

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,197	$5,114
Net realized gain(loss)	89,445	2,913
Net change in unrealized appreciation/depreciation	302,314	23,682
Net increase(decrease) in net assets resulting
from operations	392,956	31,709

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,371	1,341
Subaccounts transfers (including fixed account), net	(10,300)	2,198
Transfers for policyowner benefits and terminations	(19,741)	(8,287)
Policyowner maintenance charges	(679)	(421)
Net increase(decrease) from policyowner transactions	(29,349)	(5,169)

Total increase(decrease) in net assets	363,607	26,540
Net assets at beginning of period	261,643	235,103
Net assets at end of period	$625,250	$261,643

The accompanying notes are an integral part of these financial statements.

FS-75

Van Eck

Hard Assets

2025

$5,515
(2,359)
3,156

-
7,072
7,072

61,272

$71,500

Hard Assets

2025	2024

$3,156	$3,499
7,072	2,266
61,272	(15,100)

71,500	(9,335)

8,829	21,093
(6,784)	(7,185)
(31,565)	(10,771)
(280)	(296)
(29,800)	2,841

41,700	(6,494)
216,572	223,066
$258,272	$216,572

FS-76

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2 NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2025 AND 2024

1. ORGANIZATION

Ameritas Variable Separate Account VA-2 (the "Account") began operations during 1987. It operates as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The statements of operations and changes in net assets, financial highlights, and the related notes for each of the subaccounts listed below, are presented for the periods noted in the financial statements and notes, except for those subaccounts with commencement dates occurring during the period as referenced below.  For those subaccounts with commencement dates during the respective period, the financial statements and the notes are presented from the commencement date forward. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable annuity products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2025, there are one hundred twenty-six subaccounts available within the Account listed as follows:

Fidelity Management & Research	Fidelity Management & Research
Company LLC	Company LLC, continued
(Advisor)	Fidelity
Fidelity (Fund Series short cite)	*Contrafund SC
*Equity-Income IC (Subaccount short cite)	*Contrafund SC2
*Equity-Income SC	*Asset Mgr. Gr. IC (formerly Fidelity(R) VIP
*Equity-Income SC2	Asset Manager: Growth Portfolio, Initial Class)
*Growth IC	*Asset Mgr. Gr. SC (formerly Fidelity(R) VIP
*Growth SC	Asset Manager: Growth Portfolio, Service Class)
*Growth SC2	*Asset Mgr. Gr. SC2 (formerly Fidelity(R) VIP
*High Income IC	Asset Manager: Growth Portfolio, Service Class 2)
*High Income SC	*Mid Cap SC2
*High Income SC2	*Money Market
*Overseas IC	*Money Market SC2
*Overseas SC	*Index 500 SC2
*Overseas SC2	*Strategic SC2
*Asset Mgr. IC (formerly Fidelity(R) VIP
Asset Manager Portfolio, Initial Class)	Fred Alger Management, LLC
*Asset Mgr. SC (formerly Fidelity(R) VIP	Alger
Asset Manager Portfolio, Service Class)	*Balanced
*Asset Mgr. SC2 (formerly Fidelity(R) VIP
Asset Manager Portfolio, Service Class 2)
*Inv. Bond IC
*Inv. Bond SC2
*Contrafund IC

FS-77

1. ORGANIZATION, continued

Massachusetts Financial Services	Lincoln Financial Investments Corporation
Company	Lincoln
MFS	*Disciplined Core Value II
*Utilities	(Commenced April 26, 2024)
*New Discovery	*Mid Cap Value II
*Total Return	(Commenced April 26, 2024)
*Growth SC	*Disciplined Core Value SC
*New Discovery SC	(Commenced April 26, 2024)
*Utilities SC
*Strategic	Invesco Advisers, Inc.
*Research	AIM
*Blended Core SC	*Intl. Growth
*Corporate SC	*Global
*Government SC	*Global Value
*Growth Allocation SC	*Discovery Mid Cap
*Moderate SC	*Diversified
*Conservative SC	*Value
*Blended Small Cap SC	*Real Estate
*Global Real Estate IC
(Commenced February 3, 2021)	Calvert Research and Management
*Global Real Estate SC	(See Note 3)
Summit
Morgan Stanley Investment	*S&P MidCap
Management Inc.	*Russell Small Cap
Van Kampen	*Nasdaq-100 Index
*Emerging Markets	*EAFE Intl.
*Intl. Magnum	*S&P 500
*Global II	*Barclays
*Growth
Calvert Research and Management	*Mod. Growth
Calvert	*Moderate
*Balanced
*Mid Cap	Third Avenue Management LLC
*Balanced F	Third Avenue
*Value

FS-78

1. ORGANIZATION, continued

BNY Mellon Investment Adviser, Inc.	ALPS Advisors, Inc.
Dreyfus	Ibbotson
*MidCap	*Balanced
*Small Cap	*Growth
*Income
DWS Investment Management Americas, Inc.
Scudder	Franklin Advisers, Inc.
*Small Mid Value	Franklin Templeton
*Thematic (formerly DWS International	*Global Bond
Growth VIP Portfolio, Class A)	*Income
*Alternative
Franklin Mutual Advisers, LLC
Neuberger Berman Investment Advisers LLC	Franklin Templeton
Neuberger Berman	*Global Discovery
*Regency	*Small Cap
*Intrinsic
*Growth	Templeton Investment Counsel, LLC
Franklin Templeton
T. Rowe Price Associates, Inc.	*Foreign
T. Rowe
*Blue Chip	AllianceBernstein L.P.
AllianceBernstein
Pacific Investment Management	*Growth and Income
Company LLC
Pimco	Capital Research and Management Company (SM)
*Total Return	American Funds
*Low Duration	*Managed
*Short Term	*Blue Chip
*Emerging	*Global
*Low Duration Adv.	*Growth
*Real Return	*International
*Commodity	*New World
*Growth-Income
*Asset

FS-79

1. ORGANIZATION, continued

Columbia Management Investment	Janus Henderson Investors US LLC
Advisers, LLC	Janus
Columbia	*Flexible
*Strategic
*Emerging	Putnam Investment Management, LLC
*International	Putnam
*Smaller-Cap	*Health
*Mid Cap
*High Yield	Franklin Advisers, Inc.
*Large Core	Putnam
*Asset
Delaware Management Company
Ivy	Van Eck Associates Corporation
*Strategy (formerly Macquarie VIP Asset	Van Eck
Strategy Series Portfolio, Service Class)	*Gold
*Balanced (formerly Macquarie VIP	*Hard Assets
Balanced Series Portfolio, Service Class)
*Energy (formerly Macquarie VIP
Energy Series Portfolio, Service Class)
*Small Cap Value (formerly Macquarie VIP Smid
Cap Core Series Portfolio, Service Class)
*Science (formerly Macquarie VIP Science and
Technology Series Portfolio, Service Class)
*Mid Cap Growth (formerly Macquarie VIP Mid
Cap Growth Series Portfolio, Service Class)
*International (formerly Macquarie VIP
International Core Equity Series Portfolio, Service Class)
*Global (formerly Macquarie VIP Global
Growth Series Portfolio, Service Class)
*High Income (formerly Macquarie VIP High Income
Series Portfolio, Service Class)

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.

FS-80

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

FS-81

3. SEGMENT INFORMATION

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the CODM manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by Ameritas Life Insurance Corp. to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer of the Company as the chief operating decision maker as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses Increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The accounting policies used to measure profit and loss of the segments are the same as those described in the summary of significant account policies (see note 2.) The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment disclosure requirements as of December 31, 2025 and for the years ended December 31, 2025 and December 31, 2024. All assets held and revenue is generated in the US and there is no customer greater than 10% of consolidated results for all periods presented.

4. RELATED PARTIES

Ameritas Investment Partners, Inc., an affiliate of the Company, provides sub-advisor services to certain portfolios of the Summit funds for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2025 and 2024, as follows:

Sub-Advisor Fee %
Summit:
S&P MidCap	.050
Russell Small Cap	.050
Nasdaq-100 Index	.050
S&P 500.050
Barclays	.050
Growth	.050
Mod. Growth	.050
Moderate	.050

FS-82

5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended

December 31, 2025 were as follows:

	Purchases	Sales
Fidelity:
Equity-Income IC	$1,349,100	$2,456,917
Equity-Income SC	182,720	272,333
Equity-Income SC2	970,562	1,531,672
Growth IC	3,973,990	4,603,221
Growth SC	327,952	121,721
Growth SC2	1,368,037	1,766,936
High Income IC	239,945	536,762
High Income SC	31,986	32,313
High Income SC2	2,091,380	6,639,023
Overseas IC	558,888	710,037
Overseas SC	70,386	31,755
Overseas SC2	1,068,932	1,362,633
Asset Mgr. IC	381,019	725,387
Asset Mgr. SC	71,559	80,386
Asset Mgr. SC2	214,163	422,303
Inv. Bond IC	420,491	1,007,118
Inv. Bond SC2	2,606,917	10,360,208
Contrafund IC	4,098,971	2,945,397
Contrafund SC	725,928	554,701
Contrafund SC2	5,812,093	4,908,266
Asset Mgr. Gr. IC	41,217	228,540
Asset Mgr. Gr. SC	8,404	17,342
Asset Mgr. Gr. SC2	266,227	111,682
Mid Cap SC2	573,520	696,467
Money Market	9,867,757	21,414,640
Money Market SC2	434,474	463,132
Index 500 SC2	470,466	978,094
Strategic SC2	22,947	84,810

Alger:
Balanced	1,217,317	1,348,274

MFS:
Utilities	1,729,723	3,806,918
New Discovery	254,089	847,551
Total Return	1,242,682	752,562
Growth SC	250,594	106,543
New Discovery SC	27,771	93,709
Utilities SC	416,886	364,354
Strategic	615,597	429,277
Research	674,600	5,865,719
Blended Core SC	63,265	67,229
Corporate SC	69,404	242,533
Government SC	32,739	5,392

FS-83

5. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
MFS, continued:
Growth Allocation SC	$68,747	$73,557
Moderate SC	125,659	109,818
Conservative SC	32,713	157,511
Blended Small Cap SC	97,762	71,856
Global Real Estate IC	11,753	176,722
Global Real Estate SC	7,078	8,370

Van Kampen:
Emerging Markets	793,935	4,869,103
Intl. Magnum	46,326	172,139
Global II	2,111	2,915

Calvert:
Balanced	5,429,419	1,620,183
Mid Cap	97,070	253,486
Balanced F	306,949	42,475

Lincoln:
Disciplined Core Value II	857,882	6,384,808
Mid Cap Value II	1,046,112	1,322,175
Disciplined Core Value SC	20,749	190,252

AIM:
Intl. Growth	1,074,716	1,287,913
Global	919,003	371,100
Global Value	356,408	509,151
Discovery Mid Cap	412,533	494,467
Diversified	54,427	47,141
Value	35,516	7,839
Real Estate	235,604	29,667

Summit:
S&P MidCap	4,078,601	7,785,614
Russell Small Cap	2,426,927	5,270,810
Nasdaq-100 Index	1,511,504	12,873,301
EAFE Intl.	984,894	10,532,107
S&P 500	14,641,627	27,827,768
Barclays	2,889,545	10,512,486
Growth	18,866,146	18,677,476
Mod. Growth	5,683,111	9,231,955
Moderate	4,426,910	11,043,570

FS-84

5. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Third Avenue:
Value	$1,112,350	$1,156,430

Dreyfus:
MidCap	244,916	359,052
Small Cap	136,616	113,354

Scudder:
Small Mid Value	252,093	371,845
Thematic	126,899	115,706
Alternative	2,369	565

Neuberger Berman:
Regency	132,615	137,206
Intrinsic	16,852	34,661
Growth	103,149	68,008

T. Rowe:
Blue Chip	4,803,493	10,818,359

Pimco:
Total Return	2,040,657	1,841,674
Low Duration	327,167	1,257,538
Short Term	18,660	28,796
Emerging	5,539	11,466
Low Duration Adv.	3,317	13,760
Real Return	817,976	597,126
Commodity	1,788	2,922

Ibbotson:
Balanced	61,151	86,878
Growth	136,203	82,147
Income	109,300	43,518

Franklin Templeton:
Global Bond	660,157	5,137,109
Income	636,501	262,548
Global Discovery	23,629	18,522
Small Cap	48,948	24,134
Foreign	191,471	19,746

AllianceBernstein:
Growth and Income	73,678	58,720

FS-85

5. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
American Funds:
Managed	$1,957,249	$5,928,137
Blue Chip	268,160	259,450
Global	263,753	112,060
Growth	504,960	469,130
International	14,321	55,123
New World	238,435	48,482
Growth-Income	546,297	161,119
Asset	384,721	231,462

Columbia:
Strategic	7,411	7,003
Emerging	6,881	34,414
International	225	215,408
Smaller-Cap	4,744	11,132
Mid Cap	16,906	51,650
High Yield	18,488	102,864
Large Core	36,136	89,099

Ivy:
Strategy	-	-
Balanced	472,498	72,972
Energy	30,802	45,171
Small Cap Value	23,363	26,556
Science	527,530	270,343
Mid Cap Growth	126,298	118,354
International	10,137	21,315
Global	7,498	8,964
High Income	15,728	20,581

Janus:
Flexible	31,495	17,504

Putnam:
Health	25,371	30,499
Asset	43,667	23,678

Van Eck:
Gold	183,429	211,581
Hard Assets	12,954	39,598

FS-86

6. FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2025, these fees range between .95 percent and 1.40 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $50 per policy annually, or as rider charges taken as a percent of net assets of .10 to 1.50 percent annualized, depending on the product and options selected.

Total Return – The Total Return represents the change in the unit value reported year-to-date; however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-87

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity:
Equity-Income IC
2025	120.79	212.57	93,630	16,118,065	1.76	1.25	1.40	17.37	17.55
2024	102.91	180.84	107,206	15,624,613	1.72	1.25	1.40	13.74	13.91
2023	90.48	158.76	123,855	15,967,441	1.86	1.25	1.40	9.12	9.28
2022	82.92	145.28	137,297	16,182,997	1.85	1.25	1.40	(6.27)	(6.13)
2021	88.47	154.77	151,649	18,951,290	1.88	1.25	1.40	23.16	23.35

Equity-Income SC
2025	132.79	132.79	14,151	1,879,107	1.70	0.95	0.95	17.80	17.80
2024	112.73	112.73	15,869	1,788,808	1.59	0.95	0.95	14.15	14.15
2023	98.75	98.75	18,040	1,781,483	1.84	0.95	0.95	9.49	9.49
2022	90.19	90.19	19,555	1,763,649	1.79	0.95	0.95	(5.98)	(5.98)
2021	95.93	95.93	21,396	2,052,414	1.63	0.95	0.95	23.65	23.65

Equity-Income SC2
2025	108.80	108.80	88,382	9,616,078	1.60	0.95	0.95	17.63	17.63
2024	92.50	92.50	100,067	9,255,858	1.58	0.95	0.95	13.96	13.96
2023	81.16	81.16	113,379	9,202,182	1.73	0.95	0.95	9.34	9.34
2022	74.23	74.23	125,195	9,293,146	1.66	0.95	0.95	(6.14)	(6.14)
2021	79.08	79.08	138,768	10,974,114	1.65	0.95	0.95	23.43	23.43

Growth IC
2025	333.15	479.48	65,999	28,304,084	0.28	1.25	1.40	13.31	13.48
2024	294.03	422.54	75,697	28,716,652	-	1.25	1.40	28.57	28.76
2023	228.69	328.16	84,502	24,980,282	0.13	1.25	1.40	34.35	34.55
2022	170.22	243.88	93,575	20,636,608	0.62	1.25	1.40	(25.50)	(25.39)
2021	228.49	326.88	101,315	29,965,341	-	1.25	1.40	21.51	21.69

Growth SC
2025	366.25	366.25	7,442	2,725,795	0.21	0.95	0.95	13.70	13.70
2024	322.13	322.13	7,768	2,502,347	-	0.95	0.95	29.03	29.03
2023	249.66	249.66	11,667	2,912,675	0.04	0.95	0.95	34.82	34.82
2022	185.18	185.18	12,403	2,296,868	0.52	0.95	0.95	(25.23)	(25.23)
2021	247.69	247.69	13,929	3,449,992	-	0.95	0.95	21.92	21.92

Growth SC2
2025	272.98	272.98	29,340	8,009,371	0.05	0.95	0.95	13.53	13.53
2024	240.45	240.45	35,090	8,437,346	-	0.95	0.95	28.84	28.84
2023	186.63	186.63	41,706	7,783,571	-	0.95	0.95	34.61	34.61
2022	138.64	138.64	44,455	6,163,394	0.36	0.95	0.95	(25.35)	(25.35)
2021	185.73	185.73	46,844	8,700,477	-	0.95	0.95	21.74	21.74

FS-88

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
High Income IC
2025	25.56	63.01	60,192	2,314,710	6.23	1.25	1.40	8.83	8.99
2024	23.49	57.81	70,901	2,535,434	5.67	1.25	1.40	7.45	7.61
2023	21.86	53.72	80,393	2,751,791	5.58	1.25	1.40	8.95	9.11
2022	20.07	49.23	87,782	2,722,007	4.77	1.25	1.40	(12.60)	(12.47)
2021	22.96	56.25	104,043	3,741,269	5.09	1.25	1.40	2.96	3.12

High Income SC
2025	28.14	28.14	15,486	435,761	6.37	0.95	0.95	9.28	9.28
2024	25.75	25.75	16,362	421,316	5.18	0.95	0.95	7.69	7.69
2023	23.91	23.91	19,322	462,013	5.38	0.95	0.95	9.46	9.46
2022	21.84	21.84	21,861	477,514	4.67	0.95	0.95	(12.39)	(12.39)
2021	24.93	24.93	28,530	711,328	5.17	0.95	0.95	3.51	3.51

High Income SC2
2025	21.23	21.23	1,368,151	29,051,844	6.36	0.95	0.95	9.27	9.27
2024	19.43	19.43	1,677,471	32,597,962	5.80	0.95	0.95	7.58	7.58
2023	18.06	18.06	2,035,618	36,768,924	5.41	0.95	0.95	9.20	9.20
2022	16.54	16.54	2,323,076	38,425,406	4.78	0.95	0.95	(12.51)	(12.51)
2021	18.90	18.90	2,739,872	51,797,046	5.31	0.95	0.95	3.31	3.31

Overseas IC
2025	56.56	69.34	52,429	3,507,070	1.53	1.25	1.40	18.72	18.90
2024	47.64	58.32	59,631	3,363,942	1.58	1.25	1.40	3.58	3.74
2023	45.99	56.21	68,873	3,760,441	1.03	1.25	1.40	18.84	19.02
2022	38.70	47.23	75,084	3,449,426	1.03	1.25	1.40	(25.53)	(25.42)
2021	51.97	63.33	83,232	5,133,851	0.52	1.25	1.40	18.04	18.22

Overseas SC
2025	62.74	62.74	7,587	476,029	1.53	0.95	0.95	19.14	19.14
2024	52.66	52.66	7,659	403,291	1.54	0.95	0.95	3.96	3.96
2023	50.65	50.65	9,350	473,594	0.92	0.95	0.95	19.28	19.28
2022	42.47	42.47	10,714	454,994	0.97	0.95	0.95	(25.29)	(25.29)
2021	56.85	56.85	11,135	632,994	0.44	0.95	0.95	18.45	18.45

Overseas SC2
2025	48.01	48.01	141,879	6,811,280	1.33	0.95	0.95	18.92	18.92
2024	40.37	40.37	162,131	6,545,090	1.32	0.95	0.95	3.81	3.81
2023	38.89	38.89	190,313	7,400,769	0.77	0.95	0.95	19.09	19.09
2022	32.65	32.65	220,474	7,199,315	0.89	0.95	0.95	(25.39)	(25.39)
2021	43.77	43.77	216,047	9,455,634	0.32	0.95	0.95	18.26	18.26

FS-89

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Asset Mgr. IC
2025	52.21	83.28	67,467	5,300,756	2.44	1.25	1.40	13.40	13.56
2024	46.04	73.33	76,634	5,281,866	2.27	1.25	1.40	6.98	7.14
2023	43.04	68.44	92,475	5,997,091	2.26	1.25	1.40	11.39	11.55
2022	38.64	61.36	104,950	6,096,290	2.00	1.25	1.40	(16.11)	(15.99)
2021	46.06	73.04	117,268	8,074,937	1.56	1.25	1.40	8.40	8.56

Asset Mgr. SC
2025	57.28	57.28	17,758	1,017,159	2.48	0.95	0.95	13.78	13.78
2024	50.34	50.34	19,052	959,105	2.17	0.95	0.95	7.31	7.31
2023	46.91	46.91	22,153	1,039,319	2.28	0.95	0.95	11.84	11.84
2022	41.95	41.95	23,023	965,805	1.85	0.95	0.95	(15.83)	(15.83)
2021	49.84	49.84	26,784	1,334,921	1.45	0.95	0.95	8.76	8.76

Asset Mgr. SC2
2025	44.76	44.76	28,725	1,285,758	2.11	0.95	0.95	13.57	13.57
2024	39.41	39.41	35,654	1,405,220	2.40	0.95	0.95	7.21	7.21
2023	36.76	36.76	39,546	1,453,877	2.12	0.95	0.95	11.59	11.59
2022	32.94	32.94	44,577	1,468,574	1.77	0.95	0.95	(15.95)	(15.95)
2021	39.20	39.20	51,962	2,036,713	1.40	0.95	0.95	8.65	8.65

Inv. Bond IC
2025	26.34	29.78	113,515	3,450,248	3.45	0.95	1.40	5.74	6.21
2024	24.91	28.04	136,428	3,910,461	3.51	0.95	1.40	0.37	0.82
2023	24.82	27.81	146,479	4,211,304	2.49	0.95	1.40	4.73	5.20
2022	23.69	26.43	163,937	4,512,421	2.09	0.95	1.40	(14.16)	(13.78)
2021	27.60	30.66	200,933	6,445,446	2.00	0.95	1.40	(1.98)	(1.54)

Inv. Bond SC2
2025	13.95	24.26	2,091,145	48,879,194	3.35	0.95	1.00	5.87	5.92
2024	13.17	22.90	2,485,207	54,893,685	3.25	0.95	1.00	0.48	0.53
2023	13.11	22.78	2,797,954	61,960,639	2.45	0.95	1.00	4.95	5.00
2022	12.49	21.69	2,940,024	62,592,795	1.99	0.95	1.00	(14.07)	(14.03)
2021	14.54	25.23	3,387,053	83,775,363	1.81	0.95	1.00	(1.88)	(1.83)

Contrafund IC
2025	232.55	261.53	101,584	25,435,522	0.14	1.25	1.40	19.80	19.98
2024	194.12	217.98	112,033	23,392,620	0.19	1.25	1.40	31.92	32.12
2023	147.15	164.99	122,534	19,390,931	0.48	1.25	1.40	31.61	31.80
2022	111.81	125.17	136,942	16,452,453	0.50	1.25	1.40	(27.33)	(27.22)
2021	153.87	172.00	148,286	24,512,036	0.06	1.25	1.40	26.06	26.25

FS-90

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Contrafund SC
2025	255.84	255.84	18,530	4,740,795	0.05	0.95	0.95	20.23	20.23
2024	212.79	212.79	20,776	4,420,938	0.09	0.95	0.95	32.36	32.36
2023	160.76	160.76	28,189	4,531,692	0.37	0.95	0.95	32.09	32.09
2022	121.71	121.71	31,901	3,882,659	0.40	0.95	0.95	(27.08)	(27.08)
2021	166.90	166.90	37,228	6,213,287	0.05	0.95	0.95	26.51	26.51

Contrafund SC2
2025	127.09	214.82	168,098	33,341,754	-	0.95	1.00	19.99	20.05
2024	105.91	178.94	189,974	31,495,162	0.03	0.95	1.00	32.11	32.18
2023	80.17	135.38	231,992	29,082,046	0.25	0.95	1.00	31.80	31.87
2022	60.83	102.66	255,644	24,821,661	0.27	0.95	1.00	(27.22)	(27.18)
2021	83.57	140.98	273,079	36,108,012	0.03	0.95	1.00	26.25	26.31

Asset Mgr. Gr. IC
2025	59.38	66.18	12,352	750,326	1.72	1.25	1.40	16.61	16.78
2024	50.92	56.67	16,369	852,333	1.66	1.25	1.40	9.26	9.42
2023	46.60	51.79	19,567	929,067	1.65	1.25	1.40	14.76	14.93
2022	40.61	45.06	24,124	994,480	1.77	1.25	1.40	(18.03)	(17.91)
2021	49.54	54.89	25,805	1,296,755	1.41	1.25	1.40	12.38	12.55

Asset Mgr. Gr. SC
2025	56.50	56.50	2,936	165,899	1.80	0.95	0.95	16.99	16.99
2024	48.29	48.29	3,241	156,498	1.73	0.95	0.95	9.68	9.68
2023	44.03	44.03	3,252	143,189	1.77	0.95	0.95	15.12	15.12
2022	38.25	38.25	3,266	124,922	1.76	0.95	0.95	(17.73)	(17.73)
2021	46.50	46.50	3,283	152,648	1.35	0.95	0.95	12.81	12.81

Asset Mgr. Gr. SC2
2025	44.53	44.53	15,645	696,686	2.02	0.95	0.95	16.85	16.85
2024	38.11	38.11	12,554	478,455	1.66	0.95	0.95	9.50	9.50
2023	34.80	34.80	14,358	499,697	1.66	0.95	0.95	14.96	14.96
2022	30.28	30.28	16,540	500,761	1.46	0.95	0.95	(17.83)	(17.83)
2021	36.84	36.84	19,459	716,972	1.14	0.95	0.95	12.61	12.61

Mid Cap SC2
2025	99.57	107.26	44,122	4,033,413	0.24	0.95	1.40	9.94	10.44
2024	90.56	97.12	50,445	4,217,188	0.34	0.95	1.40	15.54	16.06
2023	78.38	83.68	53,817	3,920,646	0.38	0.95	1.40	13.22	13.72
2022	69.23	73.58	56,740	3,703,564	0.25	0.95	1.40	(16.14)	(15.77)
2021	82.56	87.36	65,284	5,080,880	0.37	0.95	1.40	23.57	24.13

FS-91

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Money Market
2025	1.03	1.09	39,092,049	42,323,480	4.07	0.95	1.40	2.69	3.15
2024	1.01	1.06	51,271,566	53,870,363	4.89	0.95	1.40	3.64	4.10
2023	0.97	1.01	13,195,737	13,262,336	4.78	0.95	1.40	3.44	3.91
2022	0.94	0.98	15,163,897	14,659,741	1.53	0.95	1.40	0.03	0.48
2021	0.94	0.97	12,075,577	11,632,795	0.01	0.95	1.40	(1.38)	(0.93)

Money Market SC2
2025	1.09	1.09	1,153,207	1,252,067	3.80	1.00	1.00	2.83	2.83
2024	1.06	1.06	1,213,053	1,280,725	4.77	1.00	1.00	3.79	3.79
2023	1.02	1.02	2,037,209	2,071,956	4.53	1.00	1.00	3.60	3.60
2022	0.98	0.98	2,760,941	2,710,445	1.82	1.00	1.00	0.26	0.26
2021	0.98	0.98	929,540	910,223	0.01	1.00	1.00	(0.99)	(0.99)

Index 500 SC2
2025	711.22	711.22	16,324	11,609,891	0.93	1.00	1.00	16.32	16.32
2024	611.45	611.45	17,156	10,490,120	1.05	1.00	1.00	23.34	23.34
2023	495.74	495.74	18,499	9,170,441	1.26	1.00	1.00	24.63	24.63
2022	397.75	397.75	18,695	7,436,074	1.19	1.00	1.00	(19.23)	(19.23)
2021	492.43	492.43	21,124	10,402,035	1.05	1.00	1.00	26.99	26.99

Strategic SC2
2025	14.65	14.65	30,469	446,364	3.52	1.00	1.00	7.50	7.50
2024	13.63	13.63	35,652	485,834	3.73	1.00	1.00	4.72	4.72
2023	13.01	13.01	35,719	464,801	4.36	1.00	1.00	8.10	8.10
2022	12.04	12.04	38,258	460,553	3.22	1.00	1.00	(12.40)	(12.40)
2021	13.74	13.74	42,672	586,375	2.37	1.00	1.00	2.50	2.50

Alger:
Balanced
2025	54.10	61.14	92,572	6,191,932	2.75	0.95	1.40	14.54	15.05
2024	47.23	53.14	104,983	6,183,202	-	0.95	1.40	15.43	15.95
2023	40.92	45.83	111,527	5,665,558	1.43	0.95	1.40	15.81	16.33
2022	35.33	39.40	125,833	5,576,542	1.10	0.95	1.40	(12.54)	(12.14)
2021	40.40	44.84	145,985	7,377,713	0.82	0.95	1.40	17.47	18.00

MFS:
Utilities
2025	126.50	143.10	194,964	25,584,116	2.91	0.95	1.40	13.42	13.93
2024	111.54	125.60	217,703	25,132,178	2.30	0.95	1.40	10.10	10.60
2023	101.31	113.57	240,258	25,117,926	3.49	0.95	1.40	(3.46)	(3.03)
2022	104.94	117.12	255,667	27,646,868	2.35	0.95	1.40	(0.64)	(0.19)
2021	105.62	117.34	280,062	30,357,470	1.74	0.95	1.40	12.51	13.02

FS-92

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
New Discovery
2025	70.90	79.70	80,064	6,184,051	-	0.95	1.40	11.40	11.90
2024	63.64	71.23	87,202	6,026,454	-	0.95	1.40	5.23	5.71
2023	60.48	67.38	100,646	6,593,591	-	0.95	1.40	12.83	13.34
2022	53.60	59.45	108,864	6,291,408	-	0.95	1.40	(30.73)	(30.42)
2021	77.38	85.45	118,064	9,816,475	-	0.95	1.40	0.39	0.84

Total Return
2025	47.63	51.73	114,568	5,900,069	2.79	0.95	1.40	9.62	10.12
2024	43.45	46.97	115,415	5,390,261	2.47	0.95	1.40	6.25	6.73
2023	38.76	44.01	114,905	5,023,530	2.01	0.95	1.40	8.92	9.40
2022	35.58	40.23	131,256	5,239,584	1.74	0.95	1.40	(10.84)	(10.43)
2021	39.91	44.92	155,008	6,907,338	1.77	0.95	1.40	12.54	13.04

Growth SC
2025	147.09	147.09	8,386	1,233,464	-	1.00	1.00	10.79	10.79
2024	132.76	132.76	8,929	1,185,378	-	1.00	1.00	29.84	29.84
2023	102.25	102.25	9,164	937,047	-	1.00	1.00	34.17	34.17
2022	76.21	76.21	8,554	651,890	-	1.00	1.00	(32.48)	(32.48)
2021	112.87	112.87	10,662	1,203,431	-	1.00	1.00	22.01	22.01

New Discovery SC
2025	35.39	35.39	24,342	861,415	-	1.00	1.00	11.44	11.44
2024	31.75	31.75	26,017	826,155	-	1.00	1.00	5.37	5.37
2023	30.14	30.14	25,192	759,178	-	1.00	1.00	13.12	13.12
2022	26.64	26.64	25,745	685,851	-	1.00	1.00	(30.69)	(30.69)
2021	38.44	38.44	29,482	1,133,158	-	1.00	1.00	0.56	0.56

Utilities SC
2025	55.02	55.02	67,051	3,689,045	2.76	1.00	1.00	13.62	13.62
2024	48.42	48.42	67,981	3,291,879	2.15	1.00	1.00	10.23	10.23
2023	43.93	43.93	69,059	3,033,696	3.37	1.00	1.00	(3.30)	(3.30)
2022	45.43	45.43	46,183	2,097,971	2.31	1.00	1.00	(0.52)	(0.52)
2021	45.66	45.66	43,357	1,979,810	1.49	1.00	1.00	12.69	12.69

Strategic
2025	12.53	13.25	222,661	2,924,491	4.31	0.95	1.40	5.84	6.32
2024	11.84	12.46	215,618	2,665,520	4.05	0.95	1.40	1.81	2.27
2023	11.63	12.19	240,133	2,898,452	3.81	0.95	1.40	6.10	6.58
2022	10.96	11.43	220,201	2,498,189	3.37	0.95	1.40	(14.90)	(14.52)
2021	12.88	13.38	271,946	3,614,952	3.17	0.95	1.40	(0.93)	(0.48)

FS-93

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Research
2025	25.41	26.67	736,543	19,611,319	1.38	0.95	1.40	20.36	20.90
2024	21.11	22.06	952,600	20,983,911	1.56	0.95	1.40	1.65	2.11
2023	20.77	21.60	1,148,626	24,785,281	1.06	0.95	1.40	11.45	11.95
2022	18.62	19.29	1,311,900	25,287,200	1.86	0.95	1.40	(18.72)	(18.35)
2021	22.91	23.63	1,394,850	32,934,556	0.81	0.95	1.40	10.01	10.52

Blended Core SC
2025	156.35	156.35	2,207	345,057	0.72	1.00	1.00	14.67	14.67
2024	136.35	136.35	2,662	362,977	0.76	1.00	1.00	23.93	23.93
2023	110.03	110.03	2,163	237,949	1.25	1.00	1.00	26.93	26.93
2022	86.68	86.68	1,241	107,601	0.64	1.00	1.00	(17.03)	(17.03)
2021	104.48	104.48	1,385	144,648	1.44	1.00	1.00	27.90	27.90

Corporate SC
2025	13.50	13.50	102,972	1,389,875	4.59	1.00	1.00	6.24	6.24
2024	12.70	12.70	120,318	1,528,621	4.10	1.00	1.00	1.67	1.67
2023	12.50	12.50	88,668	1,107,977	4.23	1.00	1.00	7.82	7.82
2022	11.59	11.59	37,997	440,387	2.70	1.00	1.00	(17.45)	(17.45)
2021	14.04	14.04	45,951	645,136	2.66	1.00	1.00	(2.63)	(2.63)

Government SC
2025	12.68	12.68	13,682	173,467	3.96	1.00	1.00	5.58	5.58
2024	12.01	12.01	11,854	142,358	3.04	1.00	1.00	(0.48)	(0.48)
2023	12.07	12.07	7,134	86,082	1.22	1.00	1.00	2.83	2.83
2022	11.73	11.73	7,638	89,625	0.41	1.00	1.00	(13.32)	(13.32)
2021	13.54	13.54	85,073	1,151,636	1.96	1.00	1.00	(3.11)	(3.11)

Growth Allocation SC
2025	24.05	24.05	21,053	506,302	1.28	1.00	1.00	10.76	10.76
2024	21.71	21.71	22,368	485,671	0.99	1.00	1.00	8.95	8.95
2023	19.93	19.93	21,917	436,812	2.22	1.00	1.00	13.89	13.89
2022	17.50	17.50	19,797	346,445	1.57	1.00	1.00	(19.31)	(19.31)
2021	21.69	21.69	45,886	995,115	1.35	1.00	1.00	14.40	14.40

Moderate SC
2025	22.95	22.95	35,788	821,162	2.13	1.00	1.00	9.86	9.86
2024	20.89	20.89	37,983	793,302	1.35	1.00	1.00	7.04	7.04
2023	19.51	19.51	44,609	870,434	2.53	1.00	1.00	11.53	11.53
2022	17.50	17.50	43,348	758,376	1.81	1.00	1.00	(17.74)	(17.74)
2021	21.27	21.27	35,550	756,072	1.77	1.00	1.00	10.15	10.15

FS-94

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Conservative SC
2025	17.06	17.06	12,759	217,625	2.71	1.00	1.00	8.63	8.63
2024	15.70	15.70	21,380	335,717	1.65	1.00	1.00	4.59	4.59
2023	15.01	15.01	24,545	368,498	2.66	1.00	1.00	8.94	8.94
2022	13.78	13.78	24,934	343,613	2.32	1.00	1.00	(16.37)	(16.37)
2021	16.48	16.48	18,905	311,511	1.74	1.00	1.00	5.64	5.64

Blended Small Cap SC
2025	25.36	25.36	13,598	344,903	0.69	1.00	1.00	4.44	4.44
2024	24.29	24.29	13,986	339,657	0.86	1.00	1.00	3.60	3.60
2023	23.44	23.44	12,083	283,239	0.53	1.00	1.00	17.49	17.49
2022	19.95	19.95	11,905	237,504	0.55	1.00	1.00	(19.37)	(19.37)
2021	24.74	24.74	6,620	163,801	0.63	1.00	1.00	27.89	27.89

Global Real Estate IC
2025	15.26	15.26	24,483	373,726	1.68	0.95	0.95	2.55	2.55
2024	14.88	14.88	35,976	535,491	0.48	0.95	0.95	(3.61)	(3.61)
2023	15.44	15.44	1,625	25,089	0.72	0.95	0.95	10.41	10.41
2022	13.99	13.99	3,373	47,176	1.58	0.95	0.95	(27.63)	(27.63)
2021	19.33	19.33	2,251	43,502	1.80	0.95	0.95	27.57	27.57

Global Real Estate SC
2025	18.72	18.72	5,887	110,202	1.18	1.00	1.00	2.27	2.27
2024	18.30	18.30	5,969	109,259	1.45	1.00	1.00	(3.89)	(3.89)
2023	19.05	19.05	6,778	129,102	0.66	1.00	1.00	10.10	10.10
2022	17.30	17.30	2,057	35,575	1.01	1.00	1.00	(27.86)	(27.86)
2021	23.98	23.98	1,104	26,462	0.82	1.00	1.00	28.58	28.58

Van Kampen:
Emerging Markets
2025	34.34	38.83	462,973	15,752,970	0.41	0.95	1.40	31.12	31.71
2024	26.19	29.48	616,342	15,912,815	1.32	0.95	1.40	6.31	6.79
2023	24.63	27.60	762,564	18,428,700	1.63	0.95	1.40	10.43	10.92
2022	22.31	24.88	853,682	18,609,479	0.44	0.95	1.40	(26.12)	(25.79)
2021	30.19	33.53	849,058	24,961,745	0.83	0.95	1.40	1.56	2.02

Intl. Magnum
2025	24.53	27.84	37,847	1,013,869	-	0.95	1.40	15.78	16.30
2024	21.18	23.94	43,914	1,013,879	-	0.95	1.40	5.97	6.45
2023	19.99	22.49	48,473	1,052,304	1.72	0.95	1.40	12.49	13.00
2022	17.77	19.90	59,946	1,158,230	-	0.95	1.40	(18.09)	(17.72)
2021	21.70	24.19	67,300	1,581,433	1.86	0.95	1.40	6.86	7.35

FS-95

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Van Kampen, continued:
Global II
2025	16.27	16.27	3,882	63,165	-	1.00	1.00	16.19	16.19
2024	14.00	14.00	4,031	56,445	-	1.00	1.00	6.35	6.35
2023	13.17	13.17	6,569	86,499	1.58	1.00	1.00	12.82	12.82
2022	11.67	11.67	6,718	78,416	-	1.00	1.00	(17.89)	(17.89)
2021	14.21	14.21	5,540	78,749	1.81	1.00	1.00	7.15	7.15

Calvert:
Balanced
2025	6.61	7.41	1,526,818	10,844,295	1.74	0.95	1.40	9.93	10.43
2024	6.01	6.71	1,024,369	6,524,958	1.67	0.95	1.40	17.94	18.48
2023	5.10	5.67	1,068,135	5,756,685	1.58	0.95	1.40	15.20	15.72
2022	4.43	4.90	1,155,620	5,387,211	1.18	0.95	1.40	(16.58)	(16.21)
2021	5.31	5.84	1,296,308	7,241,124	1.17	0.95	1.40	13.52	14.03

Mid Cap
2025	86.74	97.30	16,781	1,541,705	0.35	0.95	1.40	0.05	0.50
2024	86.70	96.81	19,325	1,767,581	0.12	0.95	1.40	8.69	9.18
2023	79.77	88.67	21,734	1,821,648	0.19	0.95	1.40	10.11	10.59
2022	72.45	80.18	22,753	1,725,805	-	0.95	1.40	(20.59)	(20.24)
2021	91.24	100.53	23,865	2,270,714	0.19	0.95	1.40	13.43	13.94

Balanced F
2025	4.56	4.56	382,007	1,742,835	1.63	1.00	1.00	10.57	10.57
2024	4.13	4.13	343,960	1,419,264	1.79	1.00	1.00	17.73	17.73
2023	3.50	3.50	397,663	1,393,792	1.57	1.00	1.00	15.27	15.27
2022	3.04	3.04	108,178	328,948	1.24	1.00	1.00	(16.30)	(16.30)
2021	3.63	3.63	97,156	352,982	0.95	1.00	1.00	13.58	13.58

Lincoln:
Disciplined Core Value II
2025	9.70	9.77	3,266,906	31,906,122	1.60	0.95	1.40	13.27	13.78
2024	8.56	8.59	3,902,745	33,511,181	0.90	0.95	1.40	5.57	5.90
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

Mid Cap Value II
2025	21.75	21.91	351,604	7,698,684	1.85	0.95	1.40	7.48	7.97
2024	20.23	20.29	398,044	8,075,439	2.06	0.95	1.40	5.82	6.14
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

FS-96

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Lincoln, continued:
Disciplined Core Value SC
2025	9.72	9.72	118,944	1,156,434	1.44	1.00	1.00	13.43	13.43
2024	8.57	8.57	139,329	1,194,249	0.74	1.00	1.00	5.69	5.69
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

AIM:
Intl. Growth
2025	55.28	59.49	113,772	6,759,989	1.42	0.95	1.40	14.88	15.40
2024	48.12	51.55	125,962	6,485,036	1.70	0.95	1.40	(0.79)	(0.34)
2023	48.50	51.73	145,819	7,535,984	0.19	0.95	1.40	16.51	17.03
2022	41.63	44.20	171,603	7,581,720	1.73	0.95	1.40	(19.44)	(19.08)
2021	51.67	54.62	177,408	9,687,766	1.25	0.95	1.40	4.42	4.89

Global
2025	19.99	21.53	150,604	3,250,997	2.04	0.95	1.40	6.35	6.83
2024	18.79	20.16	125,042	2,523,902	2.49	0.95	1.40	(3.18)	(2.74)
2023	19.41	20.72	118,339	2,454,545	1.52	0.95	1.40	7.54	8.02
2022	18.05	19.18	119,881	2,300,246	2.88	0.95	1.40	(25.98)	(25.64)
2021	24.38	25.80	114,867	2,962,546	2.77	0.95	1.40	23.97	24.53

Global Value
2025	36.18	41.06	81,511	3,041,788	1.34	0.95	1.40	13.96	14.47
2024	31.75	35.87	92,360	3,010,247	1.09	0.95	1.40	15.21	15.74
2023	27.56	30.99	97,916	2,759,131	0.56	0.95	1.40	20.04	20.58
2022	22.95	25.70	112,422	2,625,563	0.34	0.95	1.40	(22.96)	(22.61)
2021	29.79	33.21	117,888	3,559,437	0.95	0.95	1.40	14.36	14.88

Discovery Mid Cap
2025	119.76	122.69	19,267	2,350,428	-	0.95	1.40	3.36	3.80
2024	115.87	118.20	21,453	2,524,213	-	0.95	1.40	22.53	23.05
2023	94.56	96.06	23,667	2,265,748	-	0.95	1.40	11.60	12.09
2022	84.74	85.70	27,029	2,311,275	-	0.95	1.40	(31.96)	(31.63)
2021	124.53	125.35	29,852	3,735,999	-	0.95	1.40	17.49	17.97

Diversified
2025	49.33	49.33	10,548	520,271	1.38	1.00	1.00	14.29	14.29
2024	43.16	43.16	11,273	486,528	1.58	1.00	1.00	11.83	11.83
2023	38.59	38.59	13,369	515,938	1.84	1.00	1.00	7.69	7.69
2022	35.83	35.83	12,410	444,721	1.64	1.00	1.00	(2.90)	(2.90)
2021	36.90	36.90	13,102	483,515	2.21	1.00	1.00	17.42	17.42

FS-97

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM, continued:
Value
2025	43.79	43.79	5,581	244,440	0.22	1.00	1.00	19.56	19.56
2024	36.63	36.63	5,733	209,986	0.71	1.00	1.00	28.80	28.80
2023	28.44	28.44	8,077	229,711	0.44	1.00	1.00	14.15	14.15
2022	24.92	24.92	7,799	194,313	0.48	1.00	1.00	(3.83)	(3.83)
2021	25.91	25.91	7,407	191,877	0.27	1.00	1.00	26.36	26.36

Real Estate
2025	17.88	17.88	98,735	1,765,597	1.88	1.00	1.00	6.54	6.54
2024	16.78	16.78	87,637	1,470,906	2.43	1.00	1.00	(3.09)	(3.09)
2023	17.32	17.32	90,411	1,565,809	1.23	1.00	1.00	7.75	7.75
2022	16.07	16.07	33,353	536,098	3.03	1.00	1.00	(25.88)	(25.88)
2021	21.69	21.69	27,325	592,591	2.38	1.00	1.00	24.20	24.20

Summit:
S&P MidCap
2025	68.66	76.68	599,619	44,826,155	1.06	0.95	1.40	5.65	6.13
2024	64.98	72.26	691,988	48,816,146	1.16	0.95	1.40	11.93	12.44
2023	58.06	64.26	852,717	53,697,411	1.20	0.95	1.40	14.52	15.03
2022	50.70	55.87	961,350	52,600,077	0.92	0.95	1.40	(14.53)	(14.15)
2021	59.32	65.07	1,102,158	70,360,366	0.82	0.95	1.40	22.69	23.24

Russell Small Cap
2025	42.73	49.89	550,793	26,170,523	1.53	0.95	1.40	10.89	11.39
2024	38.53	44.79	645,195	27,578,661	1.20	0.95	1.40	9.68	10.18
2023	35.13	40.65	803,704	31,251,874	0.86	0.95	1.40	14.99	15.50
2022	30.55	35.19	867,560	29,232,893	0.80	0.95	1.40	(21.62)	(21.26)
2021	38.98	44.70	960,671	41,132,281	0.74	0.95	1.40	12.94	13.45

Nasdaq-100 Index
2025	53.67	60.25	673,737	40,820,194	0.26	0.95	1.40	18.62	19.26
2024	45.25	50.52	890,939	45,335,131	0.32	0.95	1.40	23.39	24.01
2023	36.67	40.73	1,152,549	47,349,649	0.32	0.95	1.40	52.18	52.95
2022	24.10	26.63	1,425,319	38,335,243	0.18	0.95	1.40	(33.61)	(33.28)
2021	36.30	39.92	1,467,385	59,093,189	0.27	0.95	1.40	25.07	25.68

EAFE Intl.
2025	150.66	163.01	195,583	31,949,289	2.35	0.95	1.40	29.09	29.67
2024	117.99	125.71	264,580	33,364,023	2.53	0.95	1.40	2.16	2.50
2023	115.11	123.05	319,716	39,483,330	2.92	0.95	1.40	16.40	16.66
2022	98.89	105.47	378,904	40,114,969	3.56	0.95	1.40	(15.68)	(15.39)
2021	117.28	124.65	414,423	51,862,622	1.72	0.95	1.40	9.38	9.83

FS-98

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
S&P 500
2025	464.13	501.06	272,320	133,637,986	1.08	0.95	1.40	15.88	16.40
2024	400.53	430.47	328,189	138,761,661	1.18	0.95	1.40	22.89	23.45
2023	325.92	348.70	406,846	139,831,054	1.33	0.95	1.40	24.18	24.74
2022	262.46	279.55	474,950	131,127,744	1.21	0.95	1.40	(19.47)	(19.11)
2021	325.92	345.59	531,165	181,538,527	1.28	0.95	1.40	26.64	27.21

Barclays
2025	60.70	65.06	840,522	54,740,755	3.03	0.95	1.40	5.41	5.89
2024	57.58	61.44	980,093	60,289,482	2.74	0.95	1.40	(0.29)	0.07
2023	57.75	61.39	1,099,987	67,634,635	2.71	0.95	1.40	4.04	4.48
2022	55.51	58.76	1,165,938	68,622,051	2.60	0.95	1.40	(13.73)	(13.35)
2021	64.35	67.81	1,349,109	91,639,426	2.39	0.95	1.40	(3.21)	(2.75)

Growth
2025	27.52	27.76	2,718,934	75,330,767	1.74	0.95	1.00	6.99	7.04
2024	25.73	25.93	3,089,537	79,946,628	1.68	0.95	1.00	11.04	11.10
2023	23.17	23.34	4,220,639	98,314,479	1.27	0.95	1.00	14.51	14.57
2022	20.23	20.37	5,111,361	103,943,550	0.96	0.95	1.00	(15.78)	(15.74)
2021	24.02	24.18	5,567,934	134,407,241	0.97	0.95	1.00	14.72	14.77

Mod. Growth
2025	25.27	26.52	1,564,070	41,762,467	2.01	0.95	1.40	7.00	7.49
2024	23.62	24.67	1,859,207	46,162,570	1.85	0.95	1.40	8.63	9.12
2023	21.74	22.61	2,475,918	56,355,290	1.32	0.95	1.40	12.22	12.72
2022	19.39	20.06	2,856,605	57,691,981	1.00	0.95	1.40	(15.78)	(15.41)
2021	23.02	23.71	3,156,209	75,361,235	0.98	0.95	1.40	12.09	12.57

Moderate
2025	23.11	24.36	1,798,524	43,699,888	2.37	0.95	1.40	5.50	5.97
2024	21.91	22.98	2,232,374	51,184,171	2.09	0.95	1.40	6.20	6.68
2023	20.63	21.55	2,955,984	63,537,643	1.41	0.95	1.40	10.38	10.87
2022	18.76	19.43	3,413,348	66,170,021	1.06	0.95	1.40	(15.36)	(14.98)
2021	22.16	22.86	3,961,547	90,335,347	1.04	0.95	1.40	8.54	9.03

Third Avenue:
Value
2025	62.64	69.96	117,908	8,140,519	2.25	0.95	1.40	32.98	33.58
2024	47.11	52.37	129,389	6,691,221	2.51	0.95	1.40	(3.64)	(3.20)
2023	48.89	54.10	147,812	7,894,459	2.36	0.95	1.40	19.14	19.68
2022	41.03	45.21	174,929	7,809,629	1.45	0.95	1.40	14.50	15.02
2021	35.84	39.31	198,302	7,709,572	0.67	0.95	1.40	20.38	20.92

FS-99

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Dreyfus:
MidCap
2025	63.25	70.18	38,594	2,259,052	0.45	0.95	1.40	8.29	8.78
2024	58.40	64.51	44,319	2,387,099	0.64	0.95	1.40	10.76	11.27
2023	52.73	57.98	53,401	2,632,889	0.55	0.95	1.40	16.36	16.88
2022	45.32	49.61	58,611	2,492,121	0.45	0.95	1.40	(15.47)	(15.09)
2021	53.61	58.43	64,905	3,253,838	0.45	0.95	1.40	23.82	24.38

Small Cap
2025	36.32	36.32	23,013	835,831	1.30	1.00	1.00	4.31	4.31
2024	34.82	34.82	24,788	863,116	1.14	1.00	1.00	6.88	6.88
2023	32.58	32.58	27,812	906,078	1.05	1.00	1.00	14.24	14.24
2022	28.52	28.52	27,612	787,409	0.95	1.00	1.00	(17.48)	(17.48)
2021	34.56	34.56	31,636	1,093,205	0.67	1.00	1.00	24.89	24.89

Scudder:
Small Mid Value
2025	30.69	33.21	42,976	1,415,681	1.05	0.95	1.40	16.58	17.10
2024	26.33	28.36	52,946	1,492,999	1.23	0.95	1.40	4.72	5.20
2023	25.14	26.96	65,500	1,754,164	1.15	0.95	1.40	13.36	13.87
2022	22.18	23.68	69,804	1,644,939	0.85	0.95	1.40	(16.97)	(16.60)
2021	26.71	28.39	79,770	2,253,189	1.29	0.95	1.40	28.69	29.27

Thematic
2025	18.62	20.16	19,112	381,042	0.91	0.95	1.40	17.27	17.80
2024	15.88	17.12	18,641	315,646	1.21	0.95	1.40	7.84	8.33
2023	14.73	15.80	19,272	301,612	0.88	0.95	1.40	14.44	14.95
2022	12.87	13.75	30,414	416,431	1.08	0.95	1.40	(29.50)	(29.19)
2021	18.71	19.41	33,928	656,729	0.34	0.95	1.40	6.61	7.09

Alternative
2025	17.75	17.75	1,454	25,807	3.66	1.00	1.00	8.94	8.94
2024	16.29	16.29	1,387	22,593	3.57	1.00	1.00	4.25	4.25
2023	15.63	15.63	2,031	31,734	6.36	1.00	1.00	4.62	4.62
2022	14.94	14.94	2,910	43,469	7.12	1.00	1.00	(8.65)	(8.65)
2021	16.35	16.35	2,914	47,644	1.71	1.00	1.00	11.23	11.23

Neuberger Berman:
Regency
2025	41.51	44.84	17,989	792,520	0.45	0.95	1.40	10.01	10.51
2024	37.74	40.57	19,990	800,792	0.70	0.95	1.40	7.30	7.78
2023	35.17	37.64	22,411	834,169	1.00	0.95	1.40	9.47	9.96
2022	32.13	34.23	24,869	843,065	0.59	0.95	1.40	(11.00)	(10.60)
2021	36.10	38.29	28,922	1,091,922	0.56	0.95	1.40	30.96	31.55

FS-100

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Neuberger Berman, continued:
Intrinsic
2025	33.21	33.21	5,468	181,564	-	1.00	1.00	10.24	10.24
2024	30.12	30.12	6,515	196,237	0.25	1.00	1.00	7.58	7.58
2023	28.00	28.00	7,073	198,032	0.47	1.00	1.00	9.59	9.59
2022	25.55	25.55	6,525	166,693	0.16	1.00	1.00	(10.84)	(10.84)
2021	28.66	28.66	9,385	268,932	0.20	1.00	1.00	31.20	31.20

Growth
2025	53.48	53.48	11,942	638,637	-	1.00	1.00	4.19	4.19
2024	51.33	51.33	12,949	664,655	-	1.00	1.00	22.52	22.52
2023	41.89	41.89	11,326	474,476	-	1.00	1.00	16.80	16.80
2022	35.87	35.87	13,523	485,054	-	1.00	1.00	(29.53)	(29.53)
2021	50.90	50.90	13,353	679,664	-	1.00	1.00	11.61	11.61

T. Rowe:
Blue Chip
2025	72.24	78.33	565,853	44,688,600	-	0.95	1.40	16.64	17.32
2024	61.93	66.76	697,641	46,969,972	-	0.95	1.40	33.20	33.89
2023	46.50	49.87	935,708	47,021,228	-	0.95	1.40	46.89	47.56
2022	31.65	33.79	1,184,404	40,296,829	-	0.95	1.40	(39.51)	(39.24)
2021	52.33	55.62	1,115,047	62,539,380	-	0.95	1.40	15.71	16.22

Pimco:
Total Return
2025	14.51	15.65	602,577	9,430,921	4.10	0.95	1.40	7.38	7.86
2024	13.52	14.51	609,962	8,860,008	4.04	0.95	1.40	1.11	1.56
2023	13.37	14.28	556,819	7,957,836	3.57	0.95	1.40	4.47	4.94
2022	12.80	13.61	563,941	7,676,304	2.59	0.95	1.40	(15.49)	(15.11)
2021	15.14	16.04	675,983	10,840,068	1.83	0.95	1.40	(2.63)	(2.19)

Low Duration
2025	10.85	11.44	398,324	4,550,565	3.95	0.95	1.40	4.06	4.55
2024	10.42	10.95	495,433	5,410,291	3.99	0.95	1.40	3.05	3.50
2023	10.11	10.58	556,444	5,873,063	3.59	0.95	1.40	3.52	4.00
2022	9.77	10.17	642,112	6,517,913	1.62	0.95	1.40	(7.05)	(6.64)
2021	10.53	10.89	805,350	8,759,337	0.52	0.95	1.40	(2.30)	(1.85)

Short Term
2025	12.08	12.08	20,362	245,886	4.38	1.00	1.00	3.53	3.53
2024	11.66	11.66	21,933	255,829	5.00	1.00	1.00	4.89	4.89
2023	11.12	11.12	114,657	1,275,050	4.36	1.00	1.00	4.75	4.75
2022	10.62	10.62	143,712	1,525,648	1.78	1.00	1.00	(1.24)	(1.24)
2021	10.75	10.75	52,776	567,316	0.93	1.00	1.00	(1.14)	(1.14)

FS-101

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Pimco, continued:
Emerging
2025	17.14	17.14	4,577	78,429	6.85	1.00	1.00	13.72	13.72
2024	15.07	15.07	5,249	79,096	6.33	1.00	1.00	6.36	6.36
2023	14.17	14.17	6,436	91,176	5.60	1.00	1.00	9.90	9.90
2022	12.89	12.89	7,586	97,790	4.70	1.00	1.00	(16.64)	(16.64)
2021	15.46	15.46	8,929	138,074	4.38	1.00	1.00	(3.62)	(3.62)

Low Duration Adv.
2025	10.97	10.97	5,306	58,206	3.85	1.00	1.00	4.37	4.37
2024	10.51	10.51	6,446	67,752	3.88	1.00	1.00	3.35	3.35
2023	10.17	10.17	13,636	138,664	3.51	1.00	1.00	3.83	3.83
2022	9.79	9.79	11,220	109,887	1.12	1.00	1.00	(6.77)	(6.77)
2021	10.51	10.51	49,236	517,253	0.42	1.00	1.00	(2.01)	(2.01)

Real Return
2025	13.99	14.76	349,275	5,133,216	3.23	0.95	1.40	6.25	6.73
2024	13.17	13.83	342,198	4,712,225	2.46	0.95	1.40	0.61	1.07
2023	13.09	13.68	302,156	4,118,249	2.92	0.95	1.40	2.14	2.59
2022	12.82	13.33	205,217	2,727,575	7.08	0.95	1.40	(13.21)	(12.82)
2021	14.77	15.30	226,774	3,460,948	5.09	0.95	1.40	4.02	4.49

Commodity
2025	11.79	11.79	5,893	69,484	2.71	1.00	1.00	17.48	17.48
2024	10.04	10.04	6,095	61,167	1.96	1.00	1.00	2.93	2.93
2023	9.75	9.75	9,232	90,014	18.52	1.00	1.00	(8.84)	(8.84)
2022	10.70	10.70	14,093	150,742	20.03	1.00	1.00	7.59	7.59
2021	9.94	9.94	15,367	152,779	4.02	1.00	1.00	31.79	31.79

Ibbotson:
Balanced
2025	20.95	21.00	22,980	502,869	1.89	0.95	1.40	13.22	13.73
2024	18.46	18.50	27,022	521,926	1.66	0.95	1.40	8.63	9.12
2023	16.92	17.03	33,157	588,068	2.01	0.95	1.40	11.26	11.76
2022	15.14	15.31	34,005	543,209	1.64	0.95	1.40	(14.09)	(13.70)
2021	17.54	17.82	37,681	697,766	1.28	0.95	1.40	9.25	9.74

Growth
2025	15.31	24.20	27,829	700,040	1.49	0.95	1.40	16.28	16.80
2024	13.11	20.81	27,354	598,972	1.49	0.95	1.40	11.11	11.59
2023	18.73	19.85	31,070	610,487	1.97	0.95	1.40	13.67	14.18
2022	16.48	17.38	28,987	501,087	1.58	0.95	1.40	(14.46)	(14.07)
2021	19.26	20.23	29,774	599,064	1.24	0.95	1.40	13.32	13.80

FS-102

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ibbotson, continued:
Income
2025	17.75	18.78	13,449	250,294	2.52	0.95	1.40	10.16	10.65
2024	16.11	16.97	11,030	184,856	2.42	0.95	1.40	6.58	6.94
2023	15.12	15.87	11,974	189,954	1.52	0.95	1.40	9.55	9.59
2022	13.80	14.48	21,476	310,480	1.71	0.95	1.40	(13.40)	(13.36)
2021	15.93	16.72	24,339	405,639	1.40	0.95	1.40	4.99	5.46

Franklin Templeton:
Global Bond
2025	15.31	15.98	1,396,798	22,210,543	-	0.95	1.40	14.64	14.64
2024	13.35	13.94	1,678,046	23,293,918	-	0.95	1.40	(12.21)	(12.20)
2023	15.21	15.88	1,754,276	27,779,580	-	0.95	1.40	1.46	1.92
2022	14.99	15.58	1,822,846	28,350,019	-	0.95	1.40	(6.27)	(5.85)
2021	15.99	16.55	2,170,079	35,830,227	-	0.95	1.40	(6.33)	(5.89)

Income
2025	24.13	24.26	126,140	3,272,321	4.98	0.95	1.40	11.00	11.50
2024	21.74	21.76	117,155	2,724,894	5.11	0.95	1.40	5.71	6.18
2023	20.49	20.56	122,616	2,687,843	5.04	0.95	1.40	7.12	7.60
2022	19.05	19.20	84,544	1,717,941	4.71	0.95	1.40	(6.78)	(6.36)
2021	20.34	20.59	72,742	1,585,264	4.60	0.95	1.40	15.14	15.66

Global Discovery
2025	39.72	39.72	3,500	139,039	1.82	1.00	1.00	22.12	22.12
2024	32.53	32.53	3,759	122,271	1.79	1.00	1.00	3.61	3.61
2023	31.40	31.40	3,566	111,973	2.58	1.00	1.00	19.12	19.12
2022	26.36	26.36	3,058	80,597	1.36	1.00	1.00	(5.69)	(5.69)
2021	27.95	27.95	2,839	79,338	2.82	1.00	1.00	17.95	17.95

Small Cap
2025	40.83	40.83	9,518	388,600	1.08	1.00	1.00	6.59	6.59
2024	38.30	38.30	9,700	371,559	0.91	1.00	1.00	10.59	10.59
2023	34.64	34.64	11,230	388,974	0.54	1.00	1.00	11.63	11.63
2022	31.03	31.03	12,473	387,017	1.01	1.00	1.00	(10.96)	(10.96)
2021	34.85	34.85	15,563	542,299	1.27	1.00	1.00	24.12	24.12

Foreign
2025	20.90	20.90	38,741	809,722	2.45	1.00	1.00	27.91	27.91
2024	16.34	16.34	32,502	531,083	2.78	1.00	1.00	(1.99)	(1.99)
2023	16.67	16.67	45,282	754,908	3.18	1.00	1.00	19.56	19.56
2022	13.94	13.94	9,259	129,104	3.23	1.00	1.00	(8.52)	(8.52)
2021	15.24	15.24	17,035	259,650	1.83	1.00	1.00	3.13	3.13

FS-103

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AllianceBernstein:
Growth and Income
2025	71.88	71.88	4,908	352,794	0.87	1.00	1.00	9.11	9.11
2024	65.88	65.88	5,106	336,344	1.22	1.00	1.00	11.64	11.64
2023	59.01	59.01	5,847	345,004	1.25	1.00	1.00	10.62	10.62
2022	53.35	53.35	5,418	289,041	1.15	1.00	1.00	(5.37)	(5.37)
2021	56.37	56.37	5,113	288,251	0.66	1.00	1.00	26.57	26.57

American Funds:
Managed
2025	19.57	21.19	720,199	14,562,842	2.51	0.95	1.00	10.56	10.62
2024	17.69	19.17	1,003,910	18,246,747	1.91	0.95	1.00	13.48	13.54
2023	15.58	16.89	1,662,841	26,463,621	1.79	0.95	1.00	9.14	9.20
2022	14.27	15.48	2,144,627	31,334,701	2.18	0.95	1.00	(14.82)	(14.78)
2021	16.75	18.17	2,292,660	39,207,866	1.35	0.95	1.00	11.39	11.44

Blue Chip
2025	36.34	36.34	86,161	3,131,018	1.41	1.00	1.00	16.05	16.05
2024	31.31	31.31	92,329	2,891,199	1.55	1.00	1.00	17.95	17.95
2023	26.55	26.55	101,197	2,686,593	1.86	1.00	1.00	16.13	16.13
2022	22.86	22.86	109,614	2,505,930	1.69	1.00	1.00	(9.36)	(9.36)
2021	25.22	25.22	147,210	3,712,922	1.51	1.00	1.00	26.51	26.51

Global
2025	74.81	74.81	22,617	1,692,074	1.40	1.00	1.00	20.42	20.42
2024	62.13	62.13	23,321	1,448,869	1.55	1.00	1.00	12.55	12.55
2023	55.20	55.20	23,283	1,285,292	0.91	1.00	1.00	21.39	21.39
2022	45.47	45.47	23,842	1,084,216	0.66	1.00	1.00	(25.48)	(25.48)
2021	61.03	61.03	23,846	1,455,288	0.35	1.00	1.00	15.27	15.27

Growth
2025	319.98	319.98	15,994	5,117,793	0.15	1.00	1.00	19.04	19.04
2024	268.81	268.81	17,057	4,584,956	0.33	1.00	1.00	30.31	30.31
2023	206.28	206.28	18,263	3,767,319	0.37	1.00	1.00	37.11	37.11
2022	150.45	150.45	16,354	2,460,476	0.32	1.00	1.00	(30.63)	(30.63)
2021	216.88	216.88	16,796	3,642,720	0.23	1.00	1.00	20.78	20.78

International
2025	32.11	32.11	15,059	483,501	1.32	1.00	1.00	25.51	25.51
2024	25.58	25.58	16,565	423,777	1.02	1.00	1.00	2.13	2.13
2023	25.05	25.05	22,553	564,941	1.25	1.00	1.00	14.70	14.70
2022	21.84	21.84	25,831	564,143	1.75	1.00	1.00	(21.57)	(21.57)
2021	27.85	27.85	26,816	746,745	2.39	1.00	1.00	(2.47)	(2.47)

FS-104

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Funds, continued:
New World
2025	38.46	41.05	21,803	875,175	1.26	0.95	1.00	27.02	27.09
2024	30.26	32.32	17,273	551,955	1.29	0.95	1.00	5.49	5.54
2023	28.67	30.64	24,087	722,029	1.63	0.95	1.00	14.85	14.90
2022	24.95	26.68	19,594	517,424	1.29	0.95	1.00	(22.87)	(22.83)
2021	32.34	34.59	21,364	724,340	0.88	0.95	1.00	3.88	3.93

Growth-Income
2025	150.13	150.13	18,860	2,831,566	0.93	1.00	1.00	16.89	16.89
2024	128.43	128.43	19,222	2,468,715	1.13	1.00	1.00	22.98	22.98
2023	104.43	104.43	19,857	2,073,703	1.42	1.00	1.00	24.89	24.89
2022	83.62	83.62	16,845	1,408,572	1.21	1.00	1.00	(17.32)	(17.32)
2021	101.14	101.14	19,221	1,943,928	1.22	1.00	1.00	22.86	22.86

Asset
2025	47.06	47.06	84,650	3,983,677	2.05	1.00	1.00	14.70	14.70
2024	41.03	41.03	88,178	3,617,771	2.14	1.00	1.00	15.27	15.27
2023	35.59	35.59	94,753	3,372,464	2.20	1.00	1.00	13.14	13.14
2022	31.46	31.46	99,965	3,144,788	1.96	1.00	1.00	(14.26)	(14.26)
2021	36.69	36.69	91,201	3,346,346	1.56	1.00	1.00	13.96	13.96

Columbia:
Strategic
2025	5.92	5.92	26,769	158,532	4.37	1.00	1.00	6.10	6.10
2024	5.58	5.58	27,623	154,185	4.48	1.00	1.00	3.46	3.46
2023	5.40	5.40	40,162	216,673	3.81	1.00	1.00	8.12	8.12
2022	4.99	4.99	34,012	169,710	2.69	1.00	1.00	(12.39)	(12.39)
2021	5.70	5.70	37,364	212,811	5.15	1.00	1.00	0.62	0.62

Emerging
2025	24.10	24.10	5,641	135,964	0.07	1.00	1.00	29.57	29.57
2024	18.60	18.60	6,828	127,023	0.99	1.00	1.00	4.40	4.40
2023	17.82	17.82	6,484	115,540	-	1.00	1.00	8.11	8.11
2022	16.48	16.48	6,347	104,618	-	1.00	1.00	(33.74)	(33.74)
2021	24.87	24.87	6,948	172,836	0.92	1.00	1.00	(8.39)	(8.39)

International
2025	25.40	25.40	2,356	59,837	4.00	1.00	1.00	36.49	36.49
2024	18.61	18.61	12,807	238,356	4.11	1.00	1.00	2.21	2.21
2023	18.21	18.21	12,732	231,844	1.67	1.00	1.00	14.18	14.18
2022	15.95	15.95	12,715	202,774	0.24	1.00	1.00	(15.75)	(15.75)
2021	18.93	18.93	3,164	59,881	1.09	1.00	1.00	8.65	8.65

FS-105

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Columbia, continued:
Smaller-Cap
2025	36.52	36.52	7,944	290,149	-	1.00	1.00	5.25	5.25
2024	34.70	34.70	8,052	279,448	-	1.00	1.00	12.52	12.52
2023	30.84	30.84	8,448	260,560	-	1.00	1.00	11.73	11.73
2022	27.60	27.60	7,711	212,848	-	1.00	1.00	(15.77)	(15.77)
2021	32.77	32.77	8,074	264,605	-	1.00	1.00	29.32	29.32

Mid Cap
2025	41.33	41.33	22,673	937,175	-	1.00	1.00	12.74	12.74
2024	36.66	36.66	23,351	856,095	-	1.00	1.00	11.15	11.15
2023	32.99	32.99	25,639	845,694	-	1.00	1.00	8.96	8.96
2022	30.27	30.27	22,165	670,989	-	1.00	1.00	(10.56)	(10.56)
2021	33.85	33.85	19,209	650,167	-	1.00	1.00	30.67	30.67

High Yield
2025	9.92	9.92	28,649	284,331	5.53	1.00	1.00	7.42	7.42
2024	9.24	9.24	39,123	361,458	5.71	1.00	1.00	5.81	5.81
2023	8.73	8.73	41,609	363,322	5.44	1.00	1.00	10.76	10.76
2022	7.88	7.88	41,186	324,688	4.87	1.00	1.00	(11.66)	(11.66)
2021	8.92	8.92	40,147	358,282	4.99	1.00	1.00	3.75	3.75

Large Core
2025	112.79	112.79	8,707	982,047	-	1.00	1.00	13.22	13.22
2024	99.62	99.62	9,109	907,455	-	1.00	1.00	24.48	24.48
2023	80.03	80.03	9,928	794,548	-	1.00	1.00	22.85	22.85
2022	65.15	65.15	9,884	643,882	-	1.00	1.00	(19.74)	(19.74)
2021	81.17	81.17	11,599	941,464	-	1.00	1.00	31.12	31.12

Ivy:
Strategy
2025	-	-	-	-	-	-	-	-	-
2024	13.85	13.85	-	-	-	1.00	1.00	4.16	4.16
2023	12.44	12.44	558	6,939	2.18	1.00	1.00	12.81	12.81
2022	11.03	11.03	558	6,152	1.59	1.00	1.00	(15.58)	(15.58)
2021	13.06	13.06	558	7,288	1.63	1.00	1.00	9.35	9.35

Balanced
2025	11.32	14.33	171,653	2,830,461	1.23	0.95	1.40	10.24	10.73
2024	10.22	13.00	152,093	2,272,070	1.32	0.95	1.40	13.98	14.51
2023	8.92	11.41	173,193	2,271,906	0.75	0.95	1.40	14.43	14.94
2022	7.76	9.97	123,535	1,347,803	1.12	0.95	1.40	(17.22)	(16.88)
2021	12.04	12.34	127,205	1,672,184	0.97	0.95	1.40	14.36	14.87

FS-106

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ivy, continued:
Energy
2025	5.42	5.42	66,348	359,737	1.02	1.00	1.00	10.78	10.78
2024	4.89	4.89	69,263	339,008	3.14	1.00	1.00	(6.54)	(6.54)
2023	5.24	5.24	91,623	479,835	3.61	1.00	1.00	2.99	2.99
2022	5.09	5.09	83,856	426,425	4.20	1.00	1.00	48.98	48.98
2021	3.41	3.41	55,996	191,129	1.20	1.00	1.00	40.59	40.59

Small Cap Value
2025	36.48	36.48	8,570	312,606	0.15	1.00	1.00	7.31	7.31
2024	33.99	33.99	8,949	304,215	0.32	1.00	1.00	13.12	13.12
2023	30.05	30.05	11,663	350,512	0.20	1.00	1.00	14.52	14.52
2022	26.24	26.24	12,020	315,430	-	1.00	1.00	(15.65)	(15.65)
2021	31.11	31.11	12,861	400,122	-	1.00	1.00	19.58	19.58

Science
2025	101.68	101.68	32,838	3,338,863	-	1.00	1.00	32.04	32.04
2024	77.00	77.00	34,398	2,648,676	-	1.00	1.00	29.29	29.29
2023	59.56	59.56	31,131	1,854,140	-	1.00	1.00	37.69	37.69
2022	43.26	43.26	30,138	1,303,660	-	1.00	1.00	(32.52)	(32.52)
2021	64.10	64.10	29,169	1,869,720	-	1.00	1.00	14.02	14.02

Mid Cap Growth
2025	23.51	23.51	20,780	488,490	-	1.00	1.00	0.17	0.17
2024	23.47	23.47	25,266	592,920	-	1.00	1.00	1.18	1.18
2023	23.19	23.19	30,901	716,691	-	1.00	1.00	18.43	18.43
2022	19.58	19.58	29,561	578,913	-	1.00	1.00	(31.48)	(31.48)
2021	28.58	28.58	28,243	807,206	-	1.00	1.00	15.20	15.20

International
2025	26.69	26.69	4,944	131,962	0.39	1.00	1.00	22.94	22.94
2024	21.71	21.71	5,623	122,073	1.31	1.00	1.00	2.75	2.75
2023	21.13	21.13	8,122	171,587	1.54	1.00	1.00	14.48	14.48
2022	18.45	18.45	8,130	150,038	2.32	1.00	1.00	(15.15)	(15.15)
2021	21.75	21.75	8,057	175,232	1.04	1.00	1.00	13.04	13.04

Global
2025	21.74	21.74	2,791	60,664	0.20	1.00	1.00	16.76	16.76
2024	18.62	18.62	3,149	58,629	0.98	1.00	1.00	15.91	15.91
2023	16.06	16.06	6,349	101,981	0.07	1.00	1.00	18.80	18.80
2022	13.52	13.52	5,297	71,615	0.77	1.00	1.00	(18.38)	(18.38)
2021	16.57	16.57	4,961	82,188	0.06	1.00	1.00	16.69	16.69

FS-107

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ivy, continued:
High Income
2025	5.21	5.21	36,534	190,470	6.69	1.00	1.00	6.10	6.10
2024	4.91	4.91	39,667	194,914	6.44	1.00	1.00	5.13	5.13
2023	4.67	4.67	41,165	192,398	6.38	1.00	1.00	10.65	10.65
2022	4.22	4.22	46,292	195,545	7.61	1.00	1.00	(11.85)	(11.85)
2021	4.79	4.79	63,027	302,016	5.79	1.00	1.00	5.01	5.01

Janus:
Flexible
2025	14.07	14.07	23,843	335,534	4.54	1.00	1.00	6.16	6.16
2024	13.26	13.26	23,666	313,713	4.29	1.00	1.00	0.61	0.61
2023	13.18	13.18	23,206	305,758	3.60	1.00	1.00	4.25	4.25
2022	12.64	12.64	26,541	335,433	2.01	1.00	1.00	(14.75)	(14.75)
2021	14.83	14.83	40,412	599,138	2.23	1.00	1.00	(2.09)	(2.09)

Putnam:
Health
2025	40.60	40.60	6,824	277,028	-	1.00	1.00	13.91	13.91
2024	35.64	35.64	7,389	263,345	0.45	1.00	1.00	0.41	0.41
2023	35.49	35.49	7,212	255,972	0.31	1.00	1.00	8.05	8.05
2022	32.85	32.85	9,187	301,752	0.37	1.00	1.00	(5.62)	(5.62)
2021	34.80	34.80	6,317	219,834	1.07	1.00	1.00	18.22	18.22

Asset
2025	35.01	35.01	9,196	321,984	2.21	1.00	1.00	13.25	13.25
2024	30.92	30.92	9,833	304,040	2.09	1.00	1.00	15.19	15.19
2023	26.84	26.84	9,984	267,977	1.50	1.00	1.00	16.32	16.32
2022	23.07	23.07	10,247	236,441	1.43	1.00	1.00	(16.86)	(16.86)
2021	27.75	27.75	6,264	173,842	0.66	1.00	1.00	12.82	12.82

Van Eck:
Gold
2025	29.21	29.21	21,404	625,250	1.27	1.00	1.00	161.82	161.82
2024	11.16	11.16	23,450	261,643	2.95	1.00	1.00	13.27	13.27
2023	9.85	9.85	23,867	235,103	-	1.00	1.00	9.32	9.32
2022	9.01	9.01	21,117	190,284	-	1.00	1.00	(14.22)	(14.22)
2021	10.50	10.50	47,461	498,542	12.30	1.00	1.00	(14.86)	(14.86)

FS-108

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max

Van Eck, continued:
Hard Assets
2025	32.16	32.16	8,031	258,272	2.33	1.00	1.00	34.82	34.82
2024	23.85	23.85	9,079	216,572	2.53	1.00	1.00	(4.06)	(4.06)
2023	24.86	24.86	8,972	223,066	2.66	1.00	1.00	(4.79)	(4.79)
2022	26.11	26.11	9,013	235,345	1.55	1.00	1.00	7.05	7.05
2021	24.39	24.39	13,135	320,397	0.30	1.00	1.00	17.50	17.50

FS-109

7. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2025	2024
Fidelity:
Equity-Income IC
Units issued	18,516	25,420
Units redeemed	(32,092)	(42,069)
Net increase(decrease)	(13,576)	(16,649)

Equity-Income SC
Units issued	3,882	5,000
Units redeemed	(5,600)	(7,171)
Net increase(decrease)	(1,718)	(2,171)

Equity-Income SC2
Units issued	92,186	100,775
Units redeemed	(103,871)	(114,087)
Net increase(decrease)	(11,685)	(13,312)

Growth IC
Units issued	3,904	8,227
Units redeemed	(13,602)	(17,032)
Net increase(decrease)	(9,698)	(8,805)

Growth SC
Units issued	1,453	1,797
Units redeemed	(1,779)	(5,696)
Net increase(decrease)	(326)	(3,899)

Growth SC2
Units issued	17,302	24,585
Units redeemed	(23,052)	(31,201)
Net increase(decrease)	(5,750)	(6,616)

High Income IC
Units issued	111,747	117,466
Units redeemed	(122,456)	(126,958)
Net increase(decrease)	(10,709)	(9,492)

High Income SC
Units issued	21,355	26,169
Units redeemed	(22,231)	(29,129)
Net increase(decrease)	(876)	(2,960)

FS-110

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Fidelity, continued:
High Income SC2
Units issued	5,386,941	6,872,541
Units redeemed	(5,696,261)	(7,230,688)
Net increase(decrease)	(309,320)	(358,147)

Overseas IC
Units issued	21,999	22,919
Units redeemed	(29,201)	(32,161)
Net increase(decrease)	(7,202)	(9,242)

Overseas SC
Units issued	2,049	1,841
Units redeemed	(2,121)	(3,532)
Net increase(decrease)	(72)	(1,691)

Overseas SC2
Units issued	136,131	152,705
Units redeemed	(156,383)	(180,887)
Net increase(decrease)	(20,252)	(28,182)

Asset Mgr. IC
Units issued	6,202	6,718
Units redeemed	(15,369)	(22,559)
Net increase(decrease)	(9,167)	(15,841)

Asset Mgr. SC
Units issued	3,478	3,366
Units redeemed	(4,772)	(6,467)
Net increase(decrease)	(1,294)	(3,101)

Asset Mgr. SC2
Units issued	10,558	13,546
Units redeemed	(17,487)	(17,438)
Net increase(decrease)	(6,929)	(3,892)

Inv. Bond IC
Units issued	173,305	181,009
Units redeemed	(196,218)	(191,060)
Net increase(decrease)	(22,913)	(10,051)

FS-111

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Fidelity, continued:
Inv. Bond SC2
Units issued	7,401,840	9,125,398
Units redeemed	(7,795,902)	(9,438,145)
Net increase(decrease)	(394,062)	(312,747)

Contrafund IC
Units issued	15,820	20,876
Units redeemed	(26,269)	(31,377)
Net increase(decrease)	(10,449)	(10,501)

Contrafund SC
Units issued	2,354	2,708
Units redeemed	(4,600)	(10,121)
Net increase(decrease)	(2,246)	(7,413)

Contrafund SC2
Units issued	70,373	88,584
Units redeemed	(92,249)	(130,602)
Net increase(decrease)	(21,876)	(42,018)

Asset Mgr. Gr. IC
Units issued	2,915	3,427
Units redeemed	(6,932)	(6,625)
Net increase(decrease)	(4,017)	(3,198)

Asset Mgr. Gr. SC
Units issued	817	791
Units redeemed	(1,122)	(802)
Net increase(decrease)	(305)	(11)

Asset Mgr. Gr. SC2
Units issued	5,995	1,024
Units redeemed	(2,904)	(2,828)
Net increase(decrease)	3,091	(1,804)

Mid Cap SC2
Units issued	28,905	30,332
Units redeemed	(35,228)	(33,704)
Net increase(decrease)	(6,323)	(3,372)

FS-112

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Fidelity, continued:
Money Market
Units issued	117,857,244	69,930,995
Units redeemed	(130,036,761)	(31,855,166)
Net increase(decrease)	(12,179,517)	38,075,829

Money Market SC2
Units issued	585,904	788,524
Units redeemed	(645,750)	(1,612,680)
Net increase(decrease)	(59,846)	(824,156)

Index 500 SC2
Units issued	2,268	3,111
Units redeemed	(3,100)	(4,454)
Net increase(decrease)	(832)	(1,343)

Strategic SC2
Units issued	5,586	9,250
Units redeemed	(10,769)	(9,317)
Net increase(decrease)	(5,183)	(67)

Alger:
Balanced
Units issued	48,613	52,713
Units redeemed	(61,024)	(59,257)
Net increase(decrease)	(12,411)	(6,544)

MFS:
Utilities
Units issued	82,424	100,011
Units redeemed	(105,163)	(122,566)
Net increase(decrease)	(22,739)	(22,555)

New Discovery
Units issued	57,993	62,837
Units redeemed	(65,131)	(76,281)
Net increase(decrease)	(7,138)	(13,444)

Total Return
Units issued	45,615	56,510
Units redeemed	(46,462)	(56,000)
Net increase(decrease)	(847)	510

FS-113

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
MFS, continued:
Growth SC
Units issued	1,221	1,633
Units redeemed	(1,764)	(1,868)
Net increase(decrease)	(543)	(235)

New Discovery SC
Units issued	2,558	4,895
Units redeemed	(4,233)	(4,070)
Net increase(decrease)	(1,675)	825

Utilities SC
Units issued	11,091	16,553
Units redeemed	(12,021)	(17,631)
Net increase(decrease)	(930)	(1,078)

Strategic
Units issued	214,285	217,104
Units redeemed	(207,242)	(241,619)
Net increase(decrease)	7,043	(24,515)

Research
Units issued	2,938,923	3,737,395
Units redeemed	(3,154,980)	(3,933,421)
Net increase(decrease)	(216,057)	(196,026)

Blended Core SC
Units issued	223	708
Units redeemed	(678)	(209)
Net increase(decrease)	(455)	499

Corporate SC
Units issued	2,478	42,010
Units redeemed	(19,824)	(10,360)
Net increase(decrease)	(17,346)	31,650

Government SC
Units issued	8,771	4,874
Units redeemed	(6,943)	(154)
Net increase(decrease)	1,828	4,720

FS-114

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
MFS, continued:
Growth Allocation SC
Units issued	1,695	2,773
Units redeemed	(3,010)	(2,322)
Net increase(decrease)	(1,315)	451

Moderate SC
Units issued	2,514	2,038
Units redeemed	(4,709)	(8,664)
Net increase(decrease)	(2,195)	(6,626)

Conservative SC
Units issued	765	752
Units redeemed	(9,386)	(3,917)
Net increase(decrease)	(8,621)	(3,165)

Blended Small Cap SC
Units issued	8,462	7,915
Units redeemed	(8,850)	(6,012)
Net increase(decrease)	(388)	1,903

Global Real Estate IC
Units issued	2,652	36,564
Units redeemed	(14,145)	(2,213)
Net increase(decrease)	(11,493)	34,351

Global Real Estate SC
Units issued	331	177
Units redeemed	(413)	(986)
Net increase(decrease)	(82)	(809)

Van Kampen:
Emerging Markets
Units issued	1,727,829	2,236,078
Units redeemed	(1,881,198)	(2,382,300)
Net increase(decrease)	(153,369)	(146,222)

Intl. Magnum
Units issued	47,659	63,898
Units redeemed	(53,726)	(68,457)
Net increase(decrease)	(6,067)	(4,559)

FS-115

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Van Kampen, continued:
Global II
Units issued	1,980	2,029
Units redeemed	(2,129)	(4,567)
Net increase(decrease)	(149)	(2,538)

Calvert:
Balanced
Units issued	858,406	204,478
Units redeemed	(355,957)	(248,244)
Net increase(decrease)	502,449	(43,766)

Mid Cap
Units issued	-	-
Units redeemed	(2,544)	(2,409)
Net increase(decrease)	(2,544)	(2,409)

Balanced F
Units issued	92,806	48,265
Units redeemed	(54,759)	(101,968)
Net increase(decrease)	38,047	(53,703)

Lincoln:
Disciplined Core Value II
Units issued	10,509,730	12,925,583
Units redeemed	(11,145,569)	(9,022,838)
Net increase(decrease)	(635,839)	3,902,745

Mid Cap Value II
Units issued	998,191	1,146,339
Units redeemed	(1,044,631)	(748,295)
Net increase(decrease)	(46,440)	398,044

Disciplined Core Value SC
Units issued	35,217	208,495
Units redeemed	(55,602)	(69,166)
Net increase(decrease)	(20,385)	139,329

AIM:
Intl. Growth
Units issued	304,873	337,458
Units redeemed	(317,063)	(357,315)
Net increase(decrease)	(12,190)	(19,857)

FS-116

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
AIM, continued:
Global
Units issued	127,069	107,595
Units redeemed	(101,507)	(100,892)
Net increase(decrease)	25,562	6,703

Global Value
Units issued	78,729	91,875
Units redeemed	(89,578)	(97,431)
Net increase(decrease)	(10,849)	(5,556)

Discovery Mid Cap
Units issued	16,182	20,195
Units redeemed	(18,368)	(22,409)
Net increase(decrease)	(2,186)	(2,214)

Diversified
Units issued	12,264	15,734
Units redeemed	(12,989)	(17,830)
Net increase(decrease)	(725)	(2,096)

Value
Units issued	751	777
Units redeemed	(903)	(3,121)
Net increase(decrease)	(152)	(2,344)

Real Estate
Units issued	25,628	13,256
Units redeemed	(14,530)	(16,030)
Net increase(decrease)	11,098	(2,774)

Summit:
S&P MidCap
Units issued	1,286,513	1,557,217
Units redeemed	(1,378,882)	(1,717,946)
Net increase(decrease)	(92,369)	(160,729)

Russell Small Cap
Units issued	1,267,243	1,553,943
Units redeemed	(1,361,645)	(1,712,452)
Net increase(decrease)	(94,402)	(158,509)

FS-117

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Summit, continued:
Nasdaq-100 Index
Units issued	1,487,395	2,054,867
Units redeemed	(1,704,597)	(2,316,477)
Net increase(decrease)	(217,202)	(261,610)

EAFE Intl.
Units issued	787,086	1,033,509
Units redeemed	(856,083)	(1,088,645)
Net increase(decrease)	(68,997)	(55,136)

S&P 500
Units issued	518,714	674,164
Units redeemed	(574,583)	(752,821)
Net increase(decrease)	(55,869)	(78,657)

Barclays
Units issued	3,050,171	3,705,953
Units redeemed	(3,189,742)	(3,825,847)
Net increase(decrease)	(139,571)	(119,894)

Growth
Units issued	760,629	154,692
Units redeemed	(1,131,232)	(1,285,794)
Net increase(decrease)	(370,603)	(1,131,102)

Mod. Growth
Units issued	855,571	947,884
Units redeemed	(1,150,708)	(1,564,595)
Net increase(decrease)	(295,137)	(616,711)

Moderate
Units issued	5,936,660	7,330,257
Units redeemed	(6,370,510)	(8,053,867)
Net increase(decrease)	(433,850)	(723,610)

Third Avenue:
Value
Units issued	108,301	123,820
Units redeemed	(119,782)	(142,243)
Net increase(decrease)	(11,481)	(18,423)

FS-118

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Dreyfus:
MidCap
Units issued	22,030	28,378
Units redeemed	(27,755)	(37,460)
Net increase(decrease)	(5,725)	(9,082)

Small Cap
Units issued	11,071	3,109
Units redeemed	(12,846)	(6,133)
Net increase(decrease)	(1,775)	(3,024)

Scudder:
Small Mid Value
Units issued	43,916	55,918
Units redeemed	(53,886)	(68,472)
Net increase(decrease)	(9,970)	(12,554)

Thematic
Units issued	17,329	9,041
Units redeemed	(16,858)	(9,672)
Net increase(decrease)	471	(631)

Alternative
Units issued	2,890	2,798
Units redeemed	(2,823)	(3,442)
Net increase(decrease)	67	(644)

Neuberger Berman:
Regency
Units issued	13,986	18,584
Units redeemed	(15,987)	(21,005)
Net increase(decrease)	(2,001)	(2,421)

Intrinsic
Units issued	1,909	2,738
Units redeemed	(2,956)	(3,296)
Net increase(decrease)	(1,047)	(558)

Growth
Units issued	107	2,431
Units redeemed	(1,114)	(808)
Net increase(decrease)	(1,007)	1,623

FS-119

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
T. Rowe:
Blue Chip
Units issued	1,294,222	1,773,068
Units redeemed	(1,426,010)	(2,011,135)
Net increase(decrease)	(131,788)	(238,067)

Pimco:
Total Return
Units issued	439,390	440,738
Units redeemed	(446,775)	(387,595)
Net increase(decrease)	(7,385)	53,143

Low Duration
Units issued	1,514,053	1,833,148
Units redeemed	(1,611,162)	(1,894,159)
Net increase(decrease)	(97,109)	(61,011)

Short Term
Units issued	30,821	53,680
Units redeemed	(32,392)	(146,404)
Net increase(decrease)	(1,571)	(92,724)

Emerging
Units issued	22	152
Units redeemed	(694)	(1,339)
Net increase(decrease)	(672)	(1,187)

Low Duration Adv.
Units issued	103	5,928
Units redeemed	(1,243)	(13,118)
Net increase(decrease)	(1,140)	(7,190)

Real Return
Units issued	76,967	104,321
Units redeemed	(69,890)	(64,279)
Net increase(decrease)	7,077	40,042

Commodity
Units issued	-	-
Units redeemed	(202)	(3,137)
Net increase(decrease)	(202)	(3,137)

FS-120

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Ibbotson:
Balanced
Units issued	4,094	6,309
Units redeemed	(8,136)	(12,444)
Net increase(decrease)	(4,042)	(6,135)

Growth
Units issued	6,182	5,667
Units redeemed	(5,707)	(9,383)
Net increase(decrease)	475	(3,716)

Income
Units issued	8,714	7,749
Units redeemed	(6,295)	(8,693)
Net increase(decrease)	2,419	(944)

Franklin Templeton:
Global Bond
Units issued	5,043,080	6,026,076
Units redeemed	(5,324,328)	(6,102,306)
Net increase(decrease)	(281,248)	(76,230)

Income
Units issued	72,954	47,422
Units redeemed	(63,969)	(52,883)
Net increase(decrease)	8,985	(5,461)

Global Discovery
Units issued	4,081	3,393
Units redeemed	(4,340)	(3,200)
Net increase(decrease)	(259)	193

Small Cap
Units issued	1,107	1,533
Units redeemed	(1,289)	(3,063)
Net increase(decrease)	(182)	(1,530)

Foreign
Units issued	18,324	7,023
Units redeemed	(12,085)	(19,803)
Net increase(decrease)	6,239	(12,780)

FS-121

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
AllianceBernstein:
Growth and Income
Units issued	4,592	5,198
Units redeemed	(4,790)	(5,939)
Net increase(decrease)	(198)	(741)

American Funds:
Managed
Units issued	325,533	457,156
Units redeemed	(609,244)	(1,116,087)
Net increase(decrease)	(283,711)	(658,931)

Blue Chip
Units issued	17,859	25,838
Units redeemed	(24,027)	(34,706)
Net increase(decrease)	(6,168)	(8,868)

Global
Units issued	4,944	5,353
Units redeemed	(5,648)	(5,315)
Net increase(decrease)	(704)	38

Growth
Units issued	1,667	2,195
Units redeemed	(2,730)	(3,401)
Net increase(decrease)	(1,063)	(1,206)

International
Units issued	407	278
Units redeemed	(1,913)	(6,266)
Net increase(decrease)	(1,506)	(5,988)

New World
Units issued	17,428	19,089
Units redeemed	(12,898)	(25,903)
Net increase(decrease)	4,530	(6,814)

Growth-Income
Units issued	3,726	4,812
Units redeemed	(4,088)	(5,447)
Net increase(decrease)	(362)	(635)

FS-122

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
American Funds, continued:
Asset
Units issued	5,023	5,891
Units redeemed	(8,551)	(12,466)
Net increase(decrease)	(3,528)	(6,575)

Columbia:
Strategic
Units issued	12,625	17,118
Units redeemed	(13,479)	(29,657)
Net increase(decrease)	(854)	(12,539)

Emerging
Units issued	463	1,024
Units redeemed	(1,650)	(680)
Net increase(decrease)	(1,187)	344

International
Units issued	15	83
Units redeemed	(10,466)	(8)
Net increase(decrease)	(10,451)	75

Smaller-Cap
Units issued	161	609
Units redeemed	(269)	(1,005)
Net increase(decrease)	(108)	(396)

Mid Cap
Units issued	8,898	7,840
Units redeemed	(9,576)	(10,128)
Net increase(decrease)	(678)	(2,288)

High Yield
Units issued	10,597	13,529
Units redeemed	(21,071)	(16,015)
Net increase(decrease)	(10,474)	(2,486)

Large Core
Units issued	650	1,630
Units redeemed	(1,052)	(2,449)
Net increase(decrease)	(402)	(819)

FS-123

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Ivy:
Strategy
Units issued	-	-
Units redeemed	-	(558)
Net increase(decrease)	-	(558)

Balanced
Units issued	85,477	69,882
Units redeemed	(65,917)	(90,982)
Net increase(decrease)	19,560	(21,100)

Energy
Units issued	37,108	42,118
Units redeemed	(40,023)	(64,478)
Net increase(decrease)	(2,915)	(22,360)

Small Cap Value
Units issued	1,432	3,276
Units redeemed	(1,811)	(5,990)
Net increase(decrease)	(379)	(2,714)

Science
Units issued	6,476	10,283
Units redeemed	(8,036)	(7,016)
Net increase(decrease)	(1,560)	3,267

Mid Cap Growth
Units issued	7,057	5,014
Units redeemed	(11,543)	(10,649)
Net increase(decrease)	(4,486)	(5,635)

International
Units issued	4,275	1,208
Units redeemed	(4,954)	(3,707)
Net increase(decrease)	(679)	(2,499)

Global
Units issued	6,094	6,265
Units redeemed	(6,452)	(9,465)
Net increase(decrease)	(358)	(3,200)

FS-124

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Ivy, continued:
High Income
Units issued	1,776	224
Units redeemed	(4,909)	(1,722)
Net increase(decrease)	(3,133)	(1,498)

Janus:
Flexible
Units issued	19,160	14,795
Units redeemed	(18,983)	(14,335)
Net increase(decrease)	177	460

Putnam:
Health
Units issued	527	1,448
Units redeemed	(1,092)	(1,271)
Net increase(decrease)	(565)	177

Asset
Units issued	11	11
Units redeemed	(648)	(162)
Net increase(decrease)	(637)	(151)

Van Eck:
Gold
Units issued	15,899	6,979
Units redeemed	(17,945)	(7,396)
Net increase(decrease)	(2,046)	(417)

Hard Assets
Units issued	1,956	2,984
Units redeemed	(3,004)	(2,877)
Net increase(decrease)	(1,048)	107

FS-125

AMERITAS LIFE INSURANCE CORP.

________________

STATUTORY BASIS FINANCIAL STATEMENTS AS OF

DECEMBER 31, 2025 AND 2024 AND FOR EACH OF THE

THREE YEARS ENDED DECEMBER 31, 2025

SUPPLEMENTAL SCHEDULES AS OF AND FOR THE

YEAR ENDED DECEMBER 31, 2025

AND INDEPENDENT AUDITOR'S REPORT

INDEPENDENT AUDITOR'S REPORT

To the Board of Directors

Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinions

We have audited the statutory basis financial statements of Ameritas Life Insurance Corp. (the "Company"), which comprise the balance sheets - statutory basis as of December 31, 2025 and 2024, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2025, and the related notes to the financial statements - statutory basis (collectively referred to as the "statutory basis financial statements").

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying statutory basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska described in Note 1 to the statutory basis financial statements.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor's Responsibilities for the Audit of the Statutory Basis Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory basis financial statements, the statutory basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska. The effects on the statutory basis financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

1

Responsibilities of Management for the Statutory Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the statutory basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor's report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory basis financial statements.

In performing an audit in accordance with GAAS, we:

•         Exercise professional judgment and maintain professional skepticism throughout the audit.

•         Identify and assess the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory basis financial statements.

•         Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

•        Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory basis financial statements.

•        Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 30, 2026

2

This page left intentionally blank.

3

AMERITAS LIFE INSURANCE CORP.
Balance Sheets - Statutory Basis
(in thousands, except shares)

	December 31
ADMITTED ASSETS	2025	2024
Bonds	$ 12,904,203	$ 12,109,742
Preferred stocks	—	2,828
Common stocks	478,370	483,188
Mortgage loans	2,436,818	2,300,251
Real estate:
Properties occupied by the company	32,225	38,470
Properties held for the production of income	26,423	4,732
Cash, cash equivalents, and short-term investments	341,551	201,163
Contract loans	967,549	851,561
Other investments	1,600,111	1,495,017
Total Cash and Invested Assets	18,787,250	17,486,952

Investment income due and accrued	150,555	145,519
Deferred and uncollected premiums	110,048	109,647
Federal income tax recoverable	—	3,032
Net deferred income tax asset	117,529	125,426
Funds held under coinsurance - affiliate	33,327	33,945
Other admitted assets	152,542	138,472
Separate account assets	11,287,354	10,756,291
Total Admitted Assets	$ 30,638,605	$ 28,799,284

LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies	$ 14,373,108	$ 13,684,723
Deposit-type funds	1,409,540	1,192,888
Reserves for unpaid claims	153,178	153,824
Dividends payable to policyholders	31,150	28,994
Interest maintenance reserve	40,430	48,625
Accrued commissions, expenses and insurance taxes	155,500	152,753
Federal income taxes payable	30,202	—
Asset valuation reserve	325,047	354,449
Other liabilities	664,851	545,291
Separate account liabilities	11,287,354	10,756,291
Total Liabilities	28,470,360	26,917,838

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding	2,500	2,500
Additional paid in capital	496,449	431,449
Surplus notes	49,993	49,984
Unassigned surplus	1,619,303	1,397,513
Total Capital and Surplus	2,168,245	1,881,446
Total Liabilities, Capital and Surplus	$ 30,638,605	$ 28,799,284

The accompanying notes are an integral part of these statutory basis financial statements.

4

AMERITAS LIFE INSURANCE CORP.
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
(in thousands)

	Years Ended December 31
	2025	2024	2023
Premiums and Other Revenue
Premiums, net	$ 3,951,843	$ 4,210,410	$ 3,779,855
Net investment income	893,742	806,210	622,185
Commissions and expense allowances on reinsurance ceded	41,158	34,784	33,566
Modco reinsurance adjustment – affiliate	2,474	9,968	11,843
Income from fees associated with separate accounts	68,559	69,115	63,552
Miscellaneous income	52,936	55,982	62,673
Total Premiums and Other Revenue	5,010,712	5,186,469	4,573,674

Expenses
Benefits to policyholders	4,038,904	4,038,081	3,358,782
Change in reserves for life, accident and health policies	682,854	1,135,517	636,666
Commissions	343,882	372,384	318,711
General insurance expenses	588,755	587,818	589,251
Taxes, licenses and fees	58,206	67,561	59,330
Net transfers from separate accounts	(911,109)	(951,350)	(487,201)
Total Expenses	4,801,492	5,250,011	4,475,539

Gain (Loss) from Operations before Dividends, Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	209,220	(63,542)	98,135
Dividends to policyholders	29,550	30,907	25,630
Gain (Loss) from Operations before Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	179,670	(94,449)	72,505
Federal income tax expense (benefit)	16,986	(16,252)	31,114
Gain (Loss) from Operations before Net Realized Capital Gains	162,684	(78,197)	41,391
Net realized capital gains, net of taxes	41,778	44,770	32,387
Net Income (Loss)	204,462	(33,427)	73,778

Surplus notes
Surplus notes amortization	9	9	9
Additional paid in capital
Capital contribution from parent	65,000	—	—
Unassigned surplus
Change in unrealized gains, net of tax	23,635	23,633	50,539
Change in net deferred income taxes	5,918	29,059	65,216
Change in nonadmitted assets	(36,073)	(41,149)	(50,383)
Change in asset valuation reserve	29,402	(17,539)	(72,433)
Change in unrecognized actuarial losses on pension, net of tax	(607)	(37)	(250)
Amortization of reinsurance gain, net of tax (Note 13)	(4,947)	(4,266)	(3,954)
Dissolution of subsidiary (Note 2)	—	—	(95,745)
Cumulative effect of change in accounting principle (Note 1)	—	—	58,822
Net Change in Capital and Surplus	286,799	(43,717)	25,599

Capital and Surplus at the Beginning of the Year	1,881,446	1,925,163	1,899,564
Capital and Surplus at the End of Year	$ 2,168,245	$ 1,881,446	$ 1,925,163

The accompanying notes are an integral part of these statutory basis financial statements.

5

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2025	2024	2023
OPERATING ACTIVITIES
Premium collected net of reinsurance	$ 3,945,890	$ 4,236,530	$ 3,783,194
Net investment income received	901,250	801,523	620,675
Miscellaneous income	163,016	160,112	160,206
Benefits paid to policyholders	(4,029,025)	(4,010,542)	(3,377,550)
Net transfers from separate accounts	907,358	959,589	490,322
Commissions, expenses and taxes paid	(995,884)	(1,021,655)	(945,340)
Dividends paid to policyholders	(27,393)	(27,516)	(23,832)
Federal income taxes received (paid)	5,213	(27,086)	(17,142)
Net Cash from Operating Activities	870,425	1,070,955	690,533

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid	2,376,607	1,665,850	1,300,512
Cost of investments acquired	(3,327,033)	(2,609,281)	(1,605,951)
Net change in contract loans	(115,721)	(119,637)	(118,593)
Net Cash from Investing Activities	(1,066,147)	(1,063,068)	(424,032)

FINANCING AND MISCELLANEOUS ACTIVITIES
Change in deposit-type funds	216,654	22,451	(417)
Proceeds from capital contributions	65,000	—	—
Proceeds from borrowings	—	107	167,500
Redemptions of borrowings	(2,959)	—	(262,500)
Other miscellaneous, net	57,415	13,837	(56,338)
Net Cash from Financing and Miscellaneous Activities	336,110	36,395	(151,755)

Net Change in Cash, Cash Equivalents and Short-Term Investments	140,388	44,282	114,746

Cash, Cash Equivalents and Short-Term Investments
– Beginning of Year	201,163	156,881	42,135

Cash, Cash Equivalents and Short-Term Investments
– End of Year	$ 341,551	$ 201,163	$ 156,881

Non-cash transactions from operating, investing and financing activities:
Exchanges of bonds and stocks	$ 183,673	$ 41,833	$ 16,375
Real estate acquired through mortgage loan foreclosure	14,055	—	—
Transfer of bonds to other invested assets	2,633	—	—
Acquisition of stock from alternative partnerships	195	—	—
Bonds converted to stocks	—	5,161	—
Recognized commitments for low income housing investments (Note 3)	—	2,932	18,069
Net assets (liabilities) acquired from dissolution of subsidiary (Note 2)	—	—	(3,296)
Disposal of investment from dissolution of subsidiary (Note 2)	—	—	(92,609)

The accompanying notes are an integral part of these statutory basis financial statements.

6

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements – Statutory Basis

For the Years Ended December 31, 2025, 2024 and 2023

(in thousands)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Ameritas Life Insurance Corp. (the Company or Ameritas Life), a stock life insurance company domiciled in the state of Nebraska, is a wholly-owned subsidiary of Ameritas Holding Company (AHC), which is a wholly-owned subsidiary of Ameritas Mutual Holding Company (AMHC). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company. AHC also wholly owns Ameritas Investment Partners, Inc. (AIP), an advisor providing investment management services to the Company.

The Company wholly-owns Ameritas Life Insurance Corp. of New York (Ameritas-NY), a New York domiciled life insurance subsidiary, Ameritas Investment Company, LLC (AIC), a broker dealer, Variable Contract Agency LLC (VCA), an insurance agency, and Ameritas Advisory Services LLC (AAS), a registered investment advisor.

The Company has established three Closed Blocks of policies: (a) the first on October 1, 1998, (b) the second on July 1, 2005, and (c) the third on July 1, 2007, (collectively, the Closed Blocks). The Company formed these closed blocks of policies, under the arrangements approved by the Insurance Departments of the State of Nebraska, Ohio or the District of Columbia, as appropriate, to provide for dividends on policies that were in force on each respective effective date and which were within the classes of individual policies for which the Company had a dividend scale in effect at those dates. The Closed Blocks were designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the effective dates, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension and retirement contracts. The Company operates in 49 states and the District of Columbia.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Nebraska Department of Insurance (the Department). Accounting practices and procedures of the National Association of Insurance Commissioners (NAIC) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (NAIC SAP) other than accounting principles generally accepted in the United States of America (GAAP). The Company follows NAIC SAP and has not been granted any Nebraska prescribed or permitted practices.

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (OTTI).

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

Under NAIC SAP, investments in bonds and redeemable preferred stock are generally reported at amortized cost, with certain NAIC designated securities reported at the lower of amortized cost or fair value and adjustments to fair value reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

7

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, the cost basis of an impaired issuer credit obligations or asset-backed security is written down to fair value when a decline in value is considered other-than-temporary. The full impairment loss is recognized in income. Under U.S. GAAP, credit-related impairment to a debt security is recorded through an allowance in income, with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, investments in unaffiliated common stocks are stated at fair value with changes in fair value recognized in unrealized gains (losses) on investments, a component of surplus. Under GAAP, common stocks are carried at fair value with changes in unrealized gains and losses recognized in income.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP. Dividends received from subsidiaries are recorded in net investment income. GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

Under NAIC SAP, a mortgage loan is impaired when it it is probable the Company will be unable to collect all amounts contractually due. Impairments are evaluated on an individual basis. Under GAAP, a mortgage loan is stated at amortized cost less an allowance based on expected lifetime credit loss. Collectibility is measured on a collective basis for assets with similar risk characteristics.

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

Under NAIC SAP, limited partnerships are stated at the underlying audited GAAP equity value with the change in valuation reflected in unrealized gains (losses), net of tax in unassigned surplus. Income distributions from the limited partnerships are reported as net investment income when declared, to the extent that they are not in excess of the undistributed accumulated earnings, in the statement of operations and changes in capital and surplus on a NAIC SAP basis. Under GAAP, the change in valuation as well as the income distributions are reflected in either net investment income or as a realized capital gain or loss depending on the underlying investments.

The asset valuation reserve (AVR) and interest maintenance reserve (IMR) are established only on the statutory financial statements.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Acquisition costs, such as commissions and other costs directly related to acquiring new business, are charged to operations as incurred under NAIC SAP. Under GAAP, costs related to successful acquisitions are capitalized and charged to operations on a constant level basis over the expected term of the related insurance contracts.

Under NAIC SAP, identifiable intangible assets are not recorded.

Under NAIC SAP, amounts that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, amounts would be reported as a liability and amortized into revenue using the same assumptions used to amortize deferred policy acquisition costs.

Certain assets designated as nonadmitted are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

8

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, Universal Life and Annuity revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance.

Policy reserves for Life, Accident and Health policies are based on methods prescribed by the NAIC. For policies subject to formulaic reserving method, a prescribed limited range of assumptions, such as mortality, morbidity and interest assumptions and economic market information are used. For policies subject to Principle Based Reserving method, a wider range of the Company’s own assumptions are considered, subject to prescribed rule based regulatory requirements. Under GAAP, policy reserves are based on relevant actual cash flows and the Company’s own assumptions such as morbidity, mortality, and lapse; as well as market-observable discount rates and other economic information.

Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date based on the best available estimate of the amount of dividends to be paid.

Under NAIC SAP, reinsurance agreements must transfer risk from the ceding company to the reinsurer in order to receive the reinsurance accounting treatment. If the terms of the agreement violate the risk transfer criteria, the agreement shall be accounted for as deposit accounting. Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. Under GAAP, to qualify for risk transfer and be accounted for as reinsurance an evaluation must be made to determine whether the contract indemnifies against insurance risk. If risk transfer requirements are not met, the reinsurance agreement is considered a financing arrangement and deposit accounting is required.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded.

Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset.

Under NAIC SAP, the difference between the employee benefit plan’s assets and the employee benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus and any asset balances nonadmitted. Prior service costs are recorded as a component of unassigned surplus, net of tax. Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. Prior service costs are recorded as a component of other comprehensive income, net of tax.

NAIC SAP requires an amount be recorded for deferred taxes as a component of surplus, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets that are not applicable under GAAP. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

Under SAP, surplus notes are reported as surplus and interest cannot be accrued until written approval has been received from the Department. Under GAAP, surplus notes are included in liabilities including interest.

Under NAIC SAP, the amount of goodwill recorded as an admitted asset is subject to limitation and is amortized into earnings over a period not to exceed 10 years. Goodwill under GAAP is not amortized into earnings and is annually analyzed for impairment which would be reported as a recognized loss into earnings.

Under NAIC SAP, the Statements of Cash Flow – Statutory Basis reflects changes in cash, cash equivalents, and short-term investments with remaining maturities when purchased of one year or less. Under GAAP, the statement of cash flows reflects changes in cash and investments with original maturities when purchased of three months or less.

Comprehensive income and its components are not presented under NAIC SAP.

9

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Significant statutory accounting practices are as follows:

Investments

Investments are stated at amounts prescribed by the NAIC which are as follows: issuer credit obligations and asset-backed securities with NAIC ratings 1-5 are stated at amortized cost. Issuer credit obligations and asset-backed securities with a NAIC rating of 6 are stated at the lower of amortized cost or fair value. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for asset-backed securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all asset-backed securities of high credit quality. The prospective method is used to value investments with significant changes in cash flow or of lower credit quality.

Common stocks are reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition. The change in the carrying value is recorded as a change in unrealized gains (losses) on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $114,509 and $102,398 at December 31, 2025 and 2024, respectively.

Mortgage loans are stated at the unpaid principal balance adjusted for unamortized discounts or premiums. The Company records a reserve for losses on mortgage loans as part of the AVR and mortgage loans are recorded at the lower of unamortized cost and the fair value of the collateral, less estimated selling cost, if deemed other than temporarily impaired.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties. Fair value for impaired commercial real estate is determined by valuations based on external appraisals. Real estate impairment losses due to decreases in property value are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, money market mutual funds and all highly liquid securities with maturity of three months or less at the date acquired. Money market mutual funds are stated at amortized cost which approximates fair value. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Contract loans are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a nonadmitted asset.

A carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying audited GAAP equity of these investments. Income from these investments is recognized when declared, to the extent that they are not in excess of the undistributed accumulated earnings. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in other investments in the Balance Sheets – Statutory Basis. The recorded carrying value of affiliated limited liability companies are as follows:

	2025	2024
AIC	$ 18,043	$ 14,266
VCA [1]	535	524
AAS [1]	1,744	402
Total	$ 20,322	$ 15,192

1 VCA and AAS did not have GAAP audits performed, so the Company nonadmits these assets.

Other investments also include collateral loans, surplus debentures, residual tranches, and low-income housing tax credits carried under the proportional amortized cost method. Other-than-temporary impairments on other investments of $8,161, $1,000, and $3,256 were recorded as realized losses during 2025, 2024, and 2023, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceeds 10% of its admitted assets.

10

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company sells futures contracts on certain equity indices with expiration dates of less than 6 months as well as buys and sells futures contracts on certain Treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or Treasury notes. At December 31, 2025, and 2024, respectively, the notional amount of the equity and treasury futures contracts bought by the Company was $123,000, and $144,100, and the notional amount of the equity and treasury futures contracts sold was $118,915, and $144,100.

The Company is required to post collateral to the brokering bank for futures. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2025 and 2024 was $16,974 and $22,780, respectively.

Since futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The total variation margin on closed futures contracts is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The Company purchases and sells call options (Over the Counter "OTC" index call options) to hedge variable annuity, fixed index annuity, and index universal life insurance contracts whose credited interest is linked to returns on multiple equity indices based on a formula which applies participation rates and/or cap rates to the returns in the indices. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The OTC index call options expire monthly until December 23, 2027. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased OTC index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written OTC index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells OTC index call options to effectively offset the proceeds the Company would receive on its purchased OTC index call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company purchases and sells exchange traded index call options (exchange traded index call options) based on multiple equity indices to hedge fixed index annuity contracts and index universal life contracts. The Company has purchased and written exchange traded index call options that expire through June 17, 2027. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price.

The Company purchases and sells exchange traded put options (equity put options) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the equity put options expire without value.

11

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company uses OTC foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with holding foreign currency denominated investments. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, cash flows in one currency for cash flows in another currency. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. When the currency swaps meet specific criteria, they may be designated as accounting hedges and accounted for as foreign currency fair value hedges. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument’s effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and qualitatively assessed, at least quarterly, throughout the life of the designated hedging relationship.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties on its OTC derivative positions. The Company manages its exposure to credit risk by utilizing highly rated counterparties and uses master netting agreements (MNAs) which permit either party to net payments due to exposure. Collateral is either pledged or received when certain predetermined exposure limits are exceeded. The Company had collateral pledged from counterparties of $30,000, and $10,000 which is included in other liabilities on the Statutory Balance Sheet as of December 31, 2025 and 2024, respectively. The Company had $1,991 and $4,981 of collateral pledged to counterparties included in bonds on the Statutory Balance Sheet as of December 31, 2025 and 2024, respectively. There are no losses on derivative financial instruments due to counterparty nonperformance.

The options (OTC index call options, exchange traded index call options, and equity put options) are carried at their fair value with changes recorded through unrealized capital gains (losses). Options with a positive fair value or carrying value are reported as other investments in the Balance Sheets – Statutory Basis. Options with a negative fair value or carrying value are reported as other liabilities in the Balance Sheets – Statutory Basis.

Cash flows related to the gains and losses from options, opening and closing marks for futures, and interest payments from currency swaps are reflected in net investment income received in the Statement of Cash Flows - Statutory Basis. Cash flows related to long options' open, closed, and the mark-to-market transactions, futures mark-to-market, and currency swap open and close transactions are reflected in proceeds from investments sold, matured or repaid and cost of investments acquired in the Statement of Cash Flows - Statutory Basis. Cash flows related to short options' open, closed and the mark-to-market transactions are reflected in other miscellaneous, net in the Statement of Cash Flows - Statutory Basis.

The foreign currency swaps used in effective hedges are carried in a manner consistent with the hedged asset or liability. Foreign currency swaps hedging bonds are carried at amortized cost and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the carrying value of open foreign currency swaps as a result of exchange rate changes are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Interest income received from open foreign currency swaps is reflected in net investment income. Changes in the carrying value of closed foreign currency swaps is reflected in net investment income.

Foreign currency swaps not used in an effective hedge are carried at fair value and reflected in other investments when fair value is positive and other liabilities when fair value is negative in the Balance Sheets - Statutory Basis. Changes in the fair value of open foreign currency swaps are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Changes in the fair value of closed foreign currency swaps and interest income associated with the currency swaps are reflected in net investment income.

12

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The credit exposure is limited to the fair value of the options and foreign currency swaps included in other investments in the Balance Sheets - Statutory Basis as follows:

	Fair Values of Derivative Instruments
	Asset Derivatives
	Notional Amount		Fair Value
	2025	2024	2025	2024
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts owned - gross asset	$ 4,226,896	$ 3,712,055	$ 332,848	$ 202,246
OTC index call option contracts written - gross liability	1,950,496	1,411,000	(152,404)	(86,294)
Exchange traded index call option contracts owned	2,094,868	2,079,595	322,150	273,603
Foreign currency swaps - gross liability	—	22,321	—	(664)
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - gross asset	24,058	178,474	1,724	11,461
Foreign currency swaps - gross liability	10,882	39,728	(864)	(1,920)

The fair value of the related derivative liabilities included in other liabilities in the Balance Sheets - Statutory Basis are as follows:

	Fair Values of Derivative Instruments
	Liability Derivatives
	Notional Amount		Fair Value
	2025	2024	2025	2024
Derivatives Not Designated as Hedging Instruments:
Exchange traded index call option contracts written	$ 1,991,038	$ 2,001,383	$ 176,900	$ 145,709
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - gross asset	59,710	—	(2,757)	—
Foreign currency swaps - gross liability	191,683	—	14,825	—

13

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The amounts recognized in net investment income and change in unrealized gains (losses) in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for options, futures and foreign currency swaps are as follows:

	Amount Recognized
	2025	2024	2023
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - closed	$ 15,765	$ 32,236	$ (15,207)
Exchange traded index call option contracts - closed	62,163	32,276	6,913
Equity put option contracts - closed	(190)	(80)	(16)
Futures contracts - closed	(7,146)	(19,020)	(36,224)
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - closed	—	—	1,172
Foreign currency swaps - open	4,111	2,655	—
Total recognized in net investment income	$ 74,703	$ 48,067	$ (43,362)
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - open	$ 38,292	$ (15,988)	$ 37,212
Exchange traded index call option contracts - open	12,855	19,200	30,723
Futures contracts - open	47	(8,508)	8,028
Foreign currency swaps - open	—	(664)	—
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - open	(19,270)	10,379	2,832
Total recognized in change in unrealized gains (losses)	$ 31,924	$ 4,419	$ 78,795

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on asset-backed securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued, excluding contract loans, with amounts over 90 days past due is nonadmitted. Interest income due and accrued for contract loans in excess of the cash surrender value is nonadmitted.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For issuer credit obligations, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For asset-backed securities, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Nonadmitted Assets

In accordance with NAIC SAP, certain assets, designated as nonadmitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Nonadmitted assets consist primarily of a portion of deferred income tax assets, contract loans, prepaid expenses, advances to agents, unearned annualized commissions, furniture and equipment, application software, other investment income that is over 90 days past due, unaudited non-insurance subsidiaries and other assets not specifically identified as an admitted asset within NAIC SAP. Total nonadmitted assets were $308,755 and $272,682 at December 31, 2025 and 2024, respectively.

14

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Furniture and Equipment

Electronic data processing (EDP) equipment and operating software are carried at cost of $11,409 and $14,523 less accumulated depreciation of $10,128 and $12,202 at December 31, 2025 and 2024, respectively. EDP equipment and operating software are depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years.

An impairment of an asset is recorded as a charge to operations if both of the following conditions are met: information available prior to issuance of the statutory basis financial statements indicates that it is probable that an asset has been impaired at the date of the statutory basis financial statements and the amount of loss can be reasonably estimated.

Leasehold improvements are carried at cost less accumulated amortization. The Company calculated amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally amortized over three to twenty years. Non-operating software is depreciated over the lesser of its estimated useful life or five years. Other furniture and equipment are depreciated using the straight line method over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense on depreciable assets of $11,379, $8,285, and $8,098, was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2025, 2024, and 2023 respectively.

Reserves for Life, Accident and Health Policies, and Deposit-type Funds
Life policy reserves are established to provide amounts adequate to discharge estimated future policy obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are determined using the Commissioners’ Reserve Valuation Method or Net Level Premium Method, or, where applicable, under the principle-based reserve requirements of VM-20, using prescribed interest and mortality assumptions and other assumptions consistent with regulatory guidance.

Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method with applicable statutory interest and mortality assumptions. Reserves for variable annuities are determined in accordance with VM-21, based on a conditional tail expectation 70 stochastic reserve and any additional standard projection amount required, using a prescribed set of economic scenarios and assumptions as defined by VM-21.

Tabular interest, less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality and morbidity tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims
The reserves for unpaid group and individual dental and vision claims are estimated using historical claim lags, with adjustments based on the current level of pending/unprocessed claims, and relative to the historical levels during the time period used to generate claim lag factors. The reserves for unpaid claims for group and individual dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid individual accident and health disability contracts claims, the present value of amounts not yet due on claim reserves is a first principles-type calculation based on a seriatim listing of open disability claims. All termination rate and interest discounting assumptions adhere to minimum NAIC Standards. An additional liability is recorded for claim adjustment expenses corresponding to the unpaid claims.

15

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Reserves for unpaid group accident and health long-term disability contracts are a tabular calculation based on a seriatim listing of open disability claims. Issued and incurred claims are generated based on the 2012 Group Long-term Disability Table (GLTD). A modification is made for claims in the first two years from disablement.

Dividends to Policyholders

Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. Dividends to policyholders also include reinsurance assumed business. A portion of the Company’s business has been issued on a participating basis. The amount of insurance in force on direct individual life participating policies was $22,362,038, or 19.0%, and $22,397,605, or 17.8%, of the individual life policies in force as of December 31, 2025 and 2024, respectively.

Asset Valuation and Interest Maintenance Reserves

The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $7,932, $7,780, and $9,711 for 2025, 2024, and 2023, respectively.

Recognition of Premium Revenues and Related Costs

Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts. In a modified coinsurance arrangement, the ceding company retains the assets with respect to the policies reinsured and also retains and records the associated reserves. The assuming company does not reflect the assets or reserves in its balance sheet.

Leases
The Company leases and subleases office space under operating lease agreements that expire at various dates through 2030. Certain rental commitments have renewal options extending through the year 2030. Some of these leases include escalation clauses, which vary with levels of operating expense. The impact of these leases, including future minimum lease payments under noncancellable operating leases, were not material for 2025, 2024, and 2023.

16

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Income Taxes

The Company files a life/non-life consolidated tax return with AMHC and AMHC eligible affiliates. The Company’s income tax allocation is based upon a written agreement which uses a modified separate return method. The modified separate return method adjusts the separate return method so that the net operating losses (or other current or deferred tax attributes) are characterized as realized by the Company when those attributes are realized (or realizable) by the consolidated group.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency reserve for tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The tax contingency reserves are evaluated based upon the facts and circumstances that exist at each reporting measurement. Adjustments may result from new information, resolution of an issue with the taxing authorities or changes in laws or regulations. There was no reserve for tax related contingencies at December 31, 2025 and 2024.

The Company is subject to taxation in the United States and various states. The Company is not subject to examinations by tax authorities for years before 2022.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Net asset values and changes in net asset values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations

The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes, including policies and related impacts from pandemics or other public health issues. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Accounting Pronouncements

The NAIC issued revisions to Statement of Statutory Accounting Principles (SSAP) No. 26 – Bonds, and SSAP No. 43R – Asset-Backed Securities, SSAP No. 2R – Cash, Cash Equivalents, Drafts, and Short-Term Investments, SSAP No. 21R – Other Admitted Assets, as part of the Principles-Based Bond Project. The amended guidance, effective January 1, 2025, provides criteria for distinguishing bonds from other types of investments, further restricts the investments that are permitted for cash equivalent or short-term reporting and provides guidance for debt securities that do not qualify as bonds under the principles-based bond definition. The adoption of this guidance was not material to the Company’s statutory financial statements.

Accounting Changes

During 2023, the Company changed its method of accounting for distributions received from joint ventures, partnerships, and limited liability companies to include fair value adjustments in addition to accumulated earnings in order to better align with the U.S. GAAP equity of the investee. The change resulted in a decrease in net unrealized capital gains (losses), less capital gains tax of $58,822 as of December 31, 2023.

NOTE 2 - BUSINESS COMBINATIONS AND GOODWILL

Statutory Merger

Effective October 1, 2023, Select Benefits Group, LLC (Dental Select), a third-party administrator (TPA) for dental and vision plans, was merged into the Company with the Company assuming net liabilities of $3,296. In the Summary of Operations and Changes in Capital and Surplus - Statutory Basis, the Company recorded a charge of $92,822 for the write-off of embedded goodwill and reversed unrealized losses of $28,074, net of taxes, for a net charge to surplus of $64,748.

17

NOTE 3 - INVESTMENTS

Bonds

The cost or amortized cost and estimated fair value of bonds by type are summarized as follows:

December 31, 2025
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Issuer Credit Obligations:
U.S. Government Obligations	$ 11,663	$ 53	$ (56)	$ 11,660
Non-U.S. Sovereign Jurisdiction Securities	62,333	1,652	(379)	63,606
Municipal Bonds – Special Revenues	88,568	778	(2,989)	86,357
Corporate Bonds (Unaffiliated)	8,301,299	105,950	(725,923)	7,681,326
Single Entity Backed Obligations (Unaffiliated)	18,425	—	(1,008)	17,417
SVO-Identified Bond Exchange Traded Funds – Systematic Value	537	22	—	559
Bonds Issued by Funds Representing Operating Entities (Unaffiliated)	589,983	6,947	(43,550)	553,380
Other Issuer Credit Obligations (Unaffiliated)	15,600	25	(240)	15,385
Total Issuer Credit Obligations	9,088,408	115,427	(774,145)	8,429,690

18

NOTE 3 - INVESTMENTS, (continued)

December 31, 2025
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Asset-Backed Securities:
Financial Asset-Backed – Self-Liquidating:
Agency Residential Mortgage-Backed Securities – Guaranteed	178,621	2,174	(7,745)	173,050
Agency Commercial Mortgage-Backed Securities – Guaranteed	248,747	223	(5,749)	243,221
Agency Residential Mortgage-Backed Securities – Not/Partially Guaranteed	83,560	100	(7,490)	76,170
Agency Commercial Mortgage-Backed Securities – Not/Partially Guaranteed	33,828	1,421	(198)	35,051
Non-Agency Residential Mortgage-Backed Securities (Unaffiliated)	390,430	3,501	(21,761)	372,170
Non-Agency Commercial Mortgage-Backed Securities (Unaffiliated)	218,565	532	(125)	218,972
Non-Agency – CLOs/CBOs/CDOs (Unaffiliated)	1,443,370	3,856	(7,363)	1,439,863
Other Financial Asset-Backed Securities – Self-Liquidating (Unaffiliated)	284,356	1,605	(8,085)	277,876
Total Financial Asset-Backed - Self-Liquidating	2,881,477	13,412	(58,516)	2,836,373
Financial Asset-Backed – Not Self-Liquidating:
Equity Backed Securities (Unaffiliated)	80,909	1,521	(283)	82,147
Other Financial Asset-Backed Securities – Not Self-Liquidating (Unaffiliated)	378,372	—	(133)	378,239
Total Financial Asset Backed - Not Self-Liquidating	459,281	1,521	(416)	460,386
Non-Financial Asset-Backed Securities – Practical Expedient:
Lease-Backed Securities – Practical Expedient (Unaffiliated)	142,314	754	(12,157)	130,911
Other Non-Financial Asset-Backed Securities – Practical Expedient (Unaffiliated)	753	—	—	753
Total Non-Financial Asset-Backed Securities – Practical Expedient	143,067	754	(12,157)	131,664
Non-Financial Asset-Backed Securities – Full Analysis:
Lease-Backed Securities – Full Analysis (Unaffiliated)	175,496	1,030	(6,240)	170,286
Other Non-Financial Asset-Backed Securities – Full Analysis (Unaffiliated)	146,452	1,518	(3,727)	144,243
Total Non-Financial Asset-Backed Securities – Full Analysis	321,948	2,548	(9,967)	314,529
Total Asset-Backed Securities	3,805,773	18,235	(81,056)	3,742,952

Total Bonds	$ 12,894,181	$ 133,662	$ (855,201)	$ 12,172,642

December 31, 2024
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$ 81,536	$ 3	$ (11,187)	$ 70,352
All other governments	51,830	323	(1,673)	50,480
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	200,140	20	(17,704)	182,456
Hybrid securities	5,137	2	(298)	4,841
Industrial and miscellaneous	11,779,827	62,758	(1,057,702)	10,784,883
Total bonds	$ 12,118,470	$ 63,106	$ (1,088,564)	$ 11,093,012

19

NOTE 3 - INVESTMENTS, (continued)

The amortized cost of bonds was increased by $10,022 and reduced by $8,728 at December 31, 2025 and December 31, 2024, respectively, as a result of cumulative fair value adjustments to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $12,904,203 and $12,109,742, respectively.

The cost or amortized cost and estimated fair value of bonds at December 31, 2025 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$ 304,866	$ 303,302
Due after one year through five years	1,509,437	1,485,205
Due after five years through ten years	2,611,142	2,564,487
Due after ten years	8,468,736	7,819,648
Total bonds	$ 12,894,181	$ 12,172,642

Proceeds from the sales of bonds were $733,936, $388,956, and $308,442 for the years ended December 31, 2025, 2024, and 2023, respectively.

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2025	2024	2023
Bonds:
Gross realized capital gains on sales	$ 10,730	$ 12,380	$ 7,070
Gross realized capital losses on sales	(16,042)	(10,149)	(9,335)
Net realized capital gains (losses) on sales	(5,312)	2,231	(2,265)
Other, including impairments and net gain on dispositions other than sales	(817)	(2,880)	(5,148)
Total bonds	(6,129)	(649)	(7,413)
Preferred stocks	539	272	(618)
Common stocks	49,783	47,308	33,983
Mortgage loans	(902)	(296)	(2,040)
Real estate	(6,202)	379	2,285
Other investments	15,463	10,371	12,092
Realized capital gains before federal income taxes and transfer to IMR	52,552	57,385	38,289
Realized capital gains (losses) transferred to IMR	(332)	714	(2,708)
Federal income tax expense	11,106	11,901	8,610
Net realized capital gains	$ 41,778	$ 44,770	$ 32,387

The Company sold common stock with a fair market value of $50,200 and a book adjusted carrying value of $32,412 to AHC on December 23, 2024 for cash consideration of $50,200. The sale resulted in a realized gain of $17,788.

20

NOTE 3 - INVESTMENTS, (continued)

The Company has entered into an agreement with the FHLB of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for advances (lines of credit, inclusive of the existing funding agreements) up to $1,175,594 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 4.0% of the advances less the amount of the asset-based membership stock held. As of December 31, 2025 and 2024, the Company did not have any FHLB membership stock eligible for redemption. Excluding the funding agreements, the Company had no outstanding balance related to the line of credit as of December 31, 2025 and 2024, respectively.

The amount of FHLB capital stock held, in aggregate, and classified as of December 31 is as follows:

	General Account
	2025	2024
Membership stock - class A	$ 408	$ 397
Membership stock - class B	33,288	21,928
Excess stock	721	645
Aggregate total	$ 34,417	$ 22,970
Actual borrowing capacity as determined by the insurer	$ 1,175,594	$ 852,634

The related reserves of $903,171 and $702,681 are reported in deposit-type funds on the Balance Sheets – Statutory Basis as of December 31, 2025 and 2024, respectively.

The values of the collateral pledged to the FHLB and the total aggregate borrowing by the Company as of December 31 is as follows:

	General Account
	2025	2024
Fair value	$ 1,585,637	$ 1,166,792
Carrying value	1,652,068	1,290,524
Aggregate total borrowing - funding agreements	900,000	700,000

The maximum amount of collateral pledged to the FHLB during the years ended December 31 is as follows:

	General Account
	2025	2024
Fair value	$ 1,585,637	$ 1,386,123
Carrying value	1,652,068	1,436,940
Amount borrowed at time of maximum collateral - funding agreements	900,000	700,000
Amount borrowed at time of maximum collateral - lines of credit	61,455	—

There are prepayment penalties on the Company's funding agreements.

21

NOTE 3 - INVESTMENTS, (continued)

Restricted Assets

A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock, mortgage loans and cash at cost or amortized cost is as follows:

	December 31, 2025				December 31, 2024
			Percentage				Percentage
Restricted Asset Category	Total Gross Assets Current Year	Total Admitted Gross Assets Current Year	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Restricted Assets	Total Gross Assets Prior Year	Total Admitted Gross Assets Prior Year	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Restricted Assets
FHLB capital stock	$ 34,417	$ 34,417	0.1%	0.1%	$ 22,970	$ 22,970	0.1%	0.1%
Bonds on deposit with states	121,097	121,097	0.4%	0.4%	144,792	144,792	0.5%	0.5%
Pledged as collateral to FHLB (including assets backing funding agreements)	1,652,068	1,652,068	5.3%	5.4%	1,290,524	1,290,524	4.4%	4.5%
Pledged as collateral not captured in other categories:
Derivatives	18,965	18,965	0.1%	0.1%	27,761	27,761	0.1%	0.1%
Other restricted assets:
Policy loans reinsurance assumed	102,600	102,600	0.3%	0.3%	107,429	107,429	0.4%	0.4%
Bonds and short-term investments reinsurance assumed *	873,122	873,122	2.8%	2.8%	886,156	886,156	3.0%	3.1%
Collateral assets received and on balance sheet**	30,000	30,000	0.1%	0.1%	10,000	10,000	0.0%	0.0%
Separate account assets held under modco reinsurance agreements	103,278	103,278	0.3%	0.3%	100,804	100,804	0.3%	0.4%
Total restricted assets	$ 2,935,547	$ 2,935,547	9.4%	9.5%	$ 2,590,436	$ 2,590,436	8.8%	9.1%

* Includes investment income due and accrued
** Reported in cash, cash equivalents and short-term investments on the Statutory Balance Sheet.

The Company had $103,278 and $100,804 of separate account assets and recognized obligations under modco reinsurance agreements in Schedule D, Part 2, Section 2 of it separate accounts statutory financials as of December 31, 2025 and 2024, respectively. These assets represented 0.9% of both total separate account assets and total admitted separate account assets and liabilities for both years. The underlying invested assets are not related or affiliated with the reinsurer.

An aging of unrealized losses on the Company’s investments in bonds and unaffiliated stocks were as follows:

	December 31, 2025
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Issuer Credit Obligations	$ 2,332,150	$ (82,317)	$ 5,415,054	$ (691,828)	7,747,204	(774,145)
Asset-Backed Securities	1,632,317	(14,884)	1,006,949	(66,172)	2,639,266	(81,056)
Common stocks	110,577	(1,434)	25,067	(1,371)	135,644	(2,805)
Total	$ 4,075,044	$ (98,635)	$ 6,447,070	$ (759,371)	$ 10,522,114	$ (858,006)

22

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2024
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$ 3,568	$ (345)	$ 66,750	$ (10,842)	$ 70,318	$ (11,187)
All other governments	35,757	(1,067)	9,550	(606)	45,307	(1,673)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	58,261	(2,452)	122,344	(15,252)	180,605	(17,704)
Hybrid securities	1,056	(67)	3,785	(231)	4,841	(298)
Industrial and miscellaneous	3,403,375	(198,644)	6,084,379	(859,058)	9,487,754	(1,057,702)
Total bonds	3,502,017	(202,575)	6,286,808	(885,989)	9,788,825	(1,088,564)
Preferred stocks	609	—	2,175	(130)	2,784	(130)
Common stocks	144,533	(1,842)	27,841	(1,658)	172,374	(3,500)
Total	$ 3,647,159	$ (204,417)	$ 6,316,824	$ (887,777)	$ 9,963,983	$ (1,092,194)

The Company considers various factors when considering if a decline is other-than-temporary, including the size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security for a period of time sufficient to allow for a recovery in value. The Company has determined that such declines are temporary in nature.

The Company considers various factors when considering if a decline in the fair value of a common stock security is other-than-temporary, including but not limited to the magnitude of the unrealized loss; the volatility of the investment; analyst recommendations, price targets and NAIC ratings; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery. During 2025, 2024, and 2023, based on an evaluation of these factors, the realized losses for other-than-temporary impairments recognized by the Company on unaffiliated common stocks were not material.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2025 and 2024, bonds at book/adjusted carrying value totaling $279,259 and $436,189, respectively, (2.2% and 3.5%, respectively, of the total bond and short-term portfolios) are considered below investment grade. Securities are classified as below investment grade by utilizing rating criteria established by the NAIC. During 2025, 2024, and 2023, the realized losses for other-than-temporary impairments recognized by the Company on bonds were not material. The Company did not recognize any other-than-temporary impairments on asset-backed and structured security investments in 2025 and 2024.

23

NOTE 3 - INVESTMENTS, (continued)

A summary of asset-backed security and structured security investments included with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2025
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Asset-backed securities	$ 605,985	$ 596,083	$ (9,902)	$ 933,591	$ 862,414	$ (71,177)

December 31, 2024
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured Securities	$ 193,033	$ 187,385	$ (5,648)	$ 1,305,594	$ 1,203,661	$ (101,933)

Mortgage Loans

For the commercial mortgage loans held by the Company, debt service coverage ratio (DSCR) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations.

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:

	December 31
	2025	2024
DSCR distribution
Below 1.0	$ 79,426	$ 72,947
1.0 - 1.2	107,308	147,689
1.2 - 1.5	358,278	398,826
Greater than 1.5	1,882,371	1,669,985
Total	$ 2,427,383	$ 2,289,447

Mortgage loans with a DSCR below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2025	2024
Loan to value
Below 60%	$ 9,435	$ 8,786
60-75%	—	2,018
Total	$ 9,435	$ 10,804

24

NOTE 3 - INVESTMENTS, (continued)

An aging analysis of the commercial loans held by the Company is summarized as follows:

	December 31
	2025	2024
Recorded investment (all)
Current	$ 2,435,704	$ 2,292,386
30-59 days past due	—	—
60-89 days past due	—	2,469
90-179 days past due	—	—
180+ days past due	1,114	5,396
Accruing Interest 180+ Days Past Due
Recorded investment	1,114	5,396
Interest accrued	56	124
Participant or co-lender in a mortgage loan agreement
Recorded investment	211	312

At December 31, 2025, the average size of an individual commercial mortgage loan was $2,826. For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. As of December 31, 2025, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 8.85% and 2.85% for commercial mortgage loans.

In 2025 and 2024, the Company had 118 and 91, respectively, commercial loans acquired or with additions to existing loans at the maximum and minimum rates of interest of 8.68% and 8.68%, respectively, and 4.60% and 4.55%, respectively, totaling $458,898 and $335,896, respectively.

Commercial mortgage loans are evaluated individually for impairment. The Company's impairments for commercial loans and interest income on impaired commercial mortgage loans was not material for December 31, 2025, 2024, and 2023, respectively. As of December 31, 2025 and 2024, no impaired commercial mortgage loans were on nonaccrual status under SSAP No 34, paragraph 6.

In 2025, the Company had $36,954 aggregate amount of mortgage loans derecognized as a result of foreclosure, $14,055 real estate collateral recognized, and $22,732 other collateral recognized. In 2024, the Company had no mortgage loans derecognized as a result of foreclosure.

Investments in Tax Credit Structures

During 2025 and 2024, the Company recognized $10,406 and $11,214, respectively, of low income housing tax credits (LIHTC) and other tax benefits. The Company’s investment in LIHTC recognized in the Balance Sheets - Statutory Basis in other investments was $56,308 and $70,877 and in other liabilities was $14,144 and $23,498 for the years ended December 31, 2025 and 2024, respectively. No property is currently subject to any regulatory review. The Company had no investment in LIHTC that exceeded 10% of its admitted assets. The Company recognized no impairment losses related to LIHTC at December 31, 2025 and 2024. The Company recognized no write-down or reclassification resulting from the forfeiture or ineligibility of tax credits at December 31, 2025 and 2024.

25

NOTE 3 - INVESTMENTS, (continued)

An aggregate schedule of non-transferrable tax credits expected to be generated by the Company each year for the subsequent five years and thereafter, as of December 31, 2025, is presented below:

Year	Non-Transferable
2026	$ 11,410
2027	898
2028	117
2029	314
2030	147
Thereafter	1,258
Total	$ 14,144

The Company has no transferrable tax credits as of December 31, 2025.

Offsetting and Netting of Assets and Liabilities
Call options and foreign currency swaps that are included in other investments and other liabilities on the Balance Sheets - Statutory Basis and qualified for offsetting and netting are as follows:

	December 31, 2025			December 31, 2024
	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Derivatives - call options	$ 332,848	$ 152,405	$ 180,443	$ 202,246	$ 86,294	$ 115,952
Derivatives - foreign currency swaps	4,482	3,621	861	11,461	2,584	8,877

Liabilities:
Derivatives - call options	$ 152,405	$ 152,405	$ —	$ 86,294	$ 86,294	$ —
Derivatives - foreign currency swaps	15,689	3,621	12,068	2,584	2,584	—

26

NOTE 3 - INVESTMENTS, (continued)

Net Investment Income
Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2025	2024	2023
Income:
Bonds	$ 590,016	$ 556,609	$ 499,408
Preferred stocks	66	166	490
Common stocks	11,262	9,885	8,382
Mortgage loans	121,493	104,896	98,441
Real estate[1]	12,062	11,175	14,261
Contract loans	44,237	39,226	33,583
Short-term investments	8,109	6,936	3,385
Derivatives	74,703	48,067	(43,362)
Other investments	81,541	77,269	50,021
Amortization of interest maintenance reserve	7,932	7,780	9,711
Gross investment income	951,421	862,009	674,320
Total investment expenses	57,679	55,799	52,135
Net investment income	$ 893,742	$ 806,210	$ 622,185

1Includes amounts for the occupancy of company-owned property of $5,647, $5,647, and $8,302 in 2025, 2024, and 2023, respectively.

Fair Value Measurements

Included in various investment related lines in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under NAIC SAP. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

27

NOTE 3 - INVESTMENTS, (continued)

Net asset value (NAV) – Separate account assets are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy.

The following tables provide information about the Company’s financial assets and liabilities measured and reported at fair value or NAV:

	December 31, 2025
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Asset-Backed Securities	$ —	$ 3,415	$ —	$ —	$ 3,415
Total bonds	—	3,415	—	—	3,415
Common stock
Industrial and miscellaneous	$ 329,444	$ —	$ —	$ —	$ 329,444
Total common stocks	329,444	—	—	—	329,444
Derivative assets
Exchange traded index call options	322,150	—	—	—	322,150
Over the counter index call options	—	180,444	—	—	180,444
Foreign currency swaps	—	860	—	—	860
Total other investments	322,150	181,304	—	—	503,454
Separate account assets	—	—	—	11,287,354	11,287,354
Total assets at fair value/net asset value	$ 651,594	$ 184,719	$ —	$ 11,287,354	$ 12,123,667

Liabilities at fair value
Derivative liabilities
Exchange traded index call options	$ 176,900	$ —	$ —	$ —	$ 176,900
Foreign currency swaps	—	12,068	—	—	12,068
Total liabilities at fair value	$ 176,900	$ 12,068	$ —	$ —	$ 188,968

	December 31, 2024
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Asset-Backed Securities	$ —	$ 673	$ —	$ —	$ 673
Total bonds	—	673	—	—	673
Common stock
Industrial and miscellaneous	357,820	—	—	—	357,820
Total common stocks	357,820	—	—	—	357,820
Other investments	14,052	—	—	—	14,052
Derivative assets
Exchange traded index call options	273,603	—	—	—	273,603
Over the counter index call options	—	115,952	—	—	115,952
Foreign currency swaps	—	8,877	—	—	8,877
Total other investments	287,655	124,829	—	—	412,484
Separate account assets	—	—	—	10,756,291	10,756,291
Total assets at fair value/net asset value	$ 645,475	$ 125,502	$ —	$ 10,756,291	$ 11,527,268

Liabilities at fair value
Derivative liabilities
Exchange traded index call options	$ 145,709	$ —	$ —	$ —	$ 145,709
Total liabilities at fair value	$ 145,709	$ —	$ —	$ —	$ 145,709

28

NOTE 3 - INVESTMENTS, (continued)

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets and Liabilities

These assets and liabilities include actively-traded exchange-listed common stocks, mutual funds, exchange traded call and put options and exchange traded call and put options (written). Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Derivative asset and liability valuations are based on quoted prices in active markets for identical securities. Exchange traded call options and equity put options and written exchange traded call options and written equity put options are classified as Level 1.

Level 2 – Financial Assets and Liabilities

The Company's Level 2 assets includes bonds, OTC index call options and foreign currency swaps. Prices are based on other observable inputs, including quoted prices for similar assets/liabilities. The Company used broker quotes which are corroborated to the market for the monthly valuation of the index call options and foreign currency swaps. For the index call options, the broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. For the foreign currency swaps, the broker quotes use models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.

Level 3 - Financial Assets and Liabilities

There were no financial assets measured at fair value in Level 3 at December 31, 2025 and December 31, 2024.

NAV - Financial Assets and Liabilities

Separate account assets represent NAVs as a practical expedient received from fund managers who stand ready to transact at the quoted values. The funds in the separate account assets are considered open-end mutual funds, meaning that the fund is ready to redeem its shares at any time and offers its shares for sale to the public, either through retail outlets or through institutional investors continuously. For institutional funds, NAVs are received daily from fund managers, and the managers stand ready to transact at these quoted amounts. The Company, on behalf of the contract holders, transacts in these funds on a daily basis as part of the separate account trading activity. There are no unfunded commitments in the separate account assets.

There were no material transfers of financial instruments carried at fair value into or out of Level 3 during the years ended December 31, 2025 and 2024.

The Company had no financial instruments that were not practicable to calculate fair value. The Company had no investments measured using NAV instead of fair value in which the investment may be sold below NAV or significant restrictions in the liquidation of the investment held at NAV.

29

NOTE 3 - INVESTMENTS, (continued)

The tables below reflect the fair values or NAV and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The fair values are also categorized into the three-level fair value hierarchy as described previously.

December 31, 2025
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds
Issuer credit obligations	$ 8,429,689	$ 9,099,637	$ —	$ 6,377,988	$ 2,051,701	$ —
Asset-backed securities	3,742,953	3,804,566	—	3,000,533	742,420	—
Total Bonds	12,172,642	12,904,203	—	9,378,521	2,794,121	—
Common stocks	363,861	363,861	329,444	34,417	—	—
Mortgage loans	2,363,644	2,436,818	—	—	2,363,644	—
Cash, cash equivalents and short-term
investments	341,551	341,551	341,551	—	—	—
Contract loans	916,656	967,549	—	—	916,656	—
Other investments	623,379	630,044	322,150	236,266	64,963	—
Investment income due and accrued	150,555	150,555	150,555	—	—	—
Separate account assets	—	11,287,354	—	—	—	11,287,354
Total financial assets	$ 16,932,288	$ 29,081,935	$ 1,143,700	$ 9,649,204	$ 6,139,384	$ 11,287,354

Deposit-type funds	$ 1,408,143	$ 1,409,540	$ —	$ —	$ 1,408,143	$ —
Derivative liabilities	188,967	188,967	176,899	12,068	—	—
Total financial liabilities	$ 1,597,110	$ 1,598,507	$ 176,899	$ 12,068	$ 1,408,143	$ —

December 31, 2024
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$ 11,093,012	$ 12,109,742	$ —	$ 7,447,078	$ 3,645,934	$ —
Preferred stocks	2,784	2,828	—	2,784	—	—
Common stocks	380,790	380,790	357,820	22,970	—	—
Mortgage loans	2,134,258	2,300,251	—	—	2,134,258	—
Cash, cash equivalents and short-term
investments	201,163	201,163	201,163	—	—	—
Contract loans	796,924	851,561	—	—	796,924	—
Other investments	557,790	566,065	297,012	181,226	79,552	—
Investment income due and accrued	145,519	145,519	145,519	—	—	—
Separate account assets	—	10,756,291	—	—	—	10,756,291
Total financial assets	$ 15,312,240	$ 27,314,210	$ 1,001,514	$ 7,654,058	$ 6,656,668	$ 10,756,291

Liabilities:
Deposit-type funds	$ 1,190,833	$ 1,192,888	$ —	$ —	$ 1,190,833	$ —
Borrowings	3,011	2,959	—	—	3,011	—
Derivative liabilities	145,709	145,709	145,709	—	—	—
Total financial liabilities	$ 1,339,553	$ 1,341,556	$ 145,709	$ —	$ 1,193,844	$ —

30

NOTE 3 - INVESTMENTS, (continued)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for each class of financial instruments for which it is practicable to estimate a value:

Bonds: For issuer credit obligations not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of asset-backed securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Issuer credit obligations, asset-backed securities priced based on observable market information are assigned to Level 2. Issuer credit obligations and asset-backed securities priced based on uncorroborated broker quotes, unobservable market inputs, partnership valuations or internal valuations are assigned to Level 3.

Preferred Stocks: For preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield credit quality, and maturity of the investments. Preferred stocks priced based on observable market information are assigned to Level 2.

Common stocks: For publicly traded securities and mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB, fair value is presumed to be par, which is the value at which the FHLB will repurchase the stock, and is assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage loans: The fair value of commercial mortgage loans is primarily determined by estimating expected future cash flows and discounting the cash flows using current interest rates for similar mortgage loans with similar credit risk.

Cash, cash equivalents and short-term investments, and investment income due and accrued: The carrying amounts approximate fair values.

Other investments and derivative liabilities: Fair values are estimated using values obtained from independent pricing services where available, or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Other investments priced based on observable market information for similar assets are assigned to Level 2. Other investments priced based on uncorroborated broker quotes, unobservable market inputs or internal valuations are assigned to Level 3. Other investments carried on the equity method are not included as part of the fair value disclosure. Exchange traded call and put options and exchange traded call and put options (written) are classified as Level 1 since the valuations are based on quoted prices in active markets for identical securities. Foreign currency swaps are classified as Level 2 as the valuation is based on models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

Contract loans: The fair values for contract loans are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Contract loans with similar characteristics are aggregated for purposes of the calculations.

Deposit-type funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowings: The fair value of borrowed money is estimated using discounted cash flow calculations based on current interest rates consistent with the maturity of the obligation.

31

NOTE 3 - INVESTMENTS, (continued)

Separate account assets: Separate account assets represent NAV as a practical expedient received from fund managers who stand ready to transact at the quoted values.

NOTE 4 - INCOME TAXES

The application of NAIC SAP requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized (adjusted gross deferred tax asset). Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable capital gains in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

The components of the net deferred tax asset/(liability) as of December 31, 2025 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 353,272	$ 2,448	$ 355,720
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	353,272	2,448	355,720
Deferred tax assets nonadmitted	116,710	—	116,710
Subtotal net admitted deferred tax assets	236,562	2,448	239,010
Deferred tax liabilities	39,616	81,865	121,481
Net admitted deferred tax assets/(liability)	$ 196,946	$ (79,417)	$ 117,529

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2025 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$ 117,529	$ —	$ 117,529
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$ 117,529	$ —	$ 117,529
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$ 307,415
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$ 119,033	$ 2,448	$ 121,481
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 236,562	$ 2,448	$ 239,010

The components of the net deferred tax asset/(liability) as of December 31, 2024 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 348,557	$ 2,748	$ 351,305
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	348,557	2,748	351,305
Deferred tax assets nonadmitted	105,799	—	105,799
Subtotal net admitted deferred tax assets	242,758	2,748	245,506
Deferred tax liabilities	34,378	85,702	120,080
Net admitted deferred tax assets/(net deferred tax liability)	$ 208,380	$ (82,954)	$ 125,426
32

NOTE 4 - INCOME TAXES, (continued)

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2024 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$ 125,426	$ —	$ 125,426
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$ 125,426	$ —	$ 125,426
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$ 263,055
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$ 117,332	$ 2,748	$ 120,080
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 242,758	$ 2,748	$ 245,506

The changes in the components of the net deferred tax asset/(liability) from December 31, 2024 to December 31, 2025 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 4,715	$ (300)	$ 4,415
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	4,715	(300)	4,415
Deferred tax assets nonadmitted	10,911	—	10,911
Subtotal net admitted deferred tax assets	(6,196)	(300)	(6,496)
Deferred tax liabilities	5,238	(3,837)	1,401
Net admitted deferred tax assets/(net deferred tax liability)	$ (11,434)	$ 3,537	$ (7,897)

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	(7,897)	—	(7,897)
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	(7,897)	—	(7,897)
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	44,360
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	1,701	(300)	1,401
Deferred tax assets admitted as the result of application
of NAIC SAP	$ (6,196)	$ (300)	$ (6,496)

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

The Company used the following amounts in determining the DTA admissibility:

	2025	2024
Ratio percentage used to determine recovery period and
threshold limitation above	972%	841%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$ 2,049,435	$ 1,753,699

There were no tax planning strategies utilized as of December 31, 2025 or 2024.

33

NOTE 4 - INCOME TAXES, (continued)

The provision for incurred federal income taxes on earnings are:

	Years ended December 31
	2025	2024	2023
Federal	$ 16,986	$ (16,252)	$ 31,114
Federal income tax on net capital gains	11,036	12,051	8,041
Federal income tax incurred/(recovered)	$ 28,022	$ (4,201)	$ 39,155

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31			Change	Change
	2025	2024	2023	from 2024	from 2023
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$ 178	$ 157	$ 165	$ 21	$ (8)
Unearned premium reserve	534	523	505	11	18
Policyholder reserves	138,269	134,578	111,591	3,691	22,987
Investments	8,676	8,166	7,877	510	289
Deferred acquisition costs	103,832	94,942	88,273	8,890	6,669
Policyholder dividends accrual	1,410	2,145	1,632	(735)	513
Fixed assets	(693)	9,891	11,241	(10,584)	(1,350)
Compensation and benefits accrual	26,798	25,898	25,789	900	109
Receivables - nonadmitted	40,329	35,046	29,906	5,283	5,140
Net operating loss carry-forward	190	208	225	(18)	(17)
Intangible Amortization	22,739	25,522	28,309	(2,783)	(2,787)
Other (including items <5% of total
ordinary tax assets)	11,010	11,481	10,103	(471)	1,378
Subtotal	353,272	348,557	315,616	4,715	32,941
Nonadmitted deferred tax assets	116,710	105,799	89,124	10,911	16,675
Admitted ordinary deferred tax assets	$ 236,562	$ 242,758	$ 226,492	$ (6,196)	$ 16,266

Capital
Investments	$ 203	$ 435	$ 1,272	$ (232)	$ (837)
Real Estate	2,245	2,313	2,793	(68)	(480)
Subtotal	2,448	2,748	4,065	(300)	(1,317)
Admitted capital deferred tax assets	2,448	2,748	4,065	(300)	(1,317)
Admitted deferred tax assets	$ 239,010	$ 245,506	$ 230,557	$ (6,496)	$ 14,949

Deferred tax liabilities:
Ordinary
Investments	$ 6,384	$ 4,790	$ 3,171	$ 1,594	$ 1,619
Fixed assets	8,123	818	2,042	7,305	(1,224)
Deferred and uncollected premium	14,621	15,297	17,372	(676)	(2,075)
Policyholder reserves	437	3,509	6,588	(3,072)	(3,079)
Unearned commissions	9,907	9,820	9,251	87	569
Other (including items <5% of total
ordinary tax liabilities)	144	144	143	—	1
Subtotal	39,616	34,378	38,567	5,238	(4,189)
34

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2025	2024	2023	from 2024	from 2023
Capital
Investments	$ 80,590	$ 84,427	$ 74,312	$ (3,837)	$ 10,115
Real estate	1,275	1,275	1,276	—	(1)
Subtotal	$ 81,865	$ 85,702	$ 75,588	$ (3,837)	$ 10,114

Deferred tax liabilities	$ 121,481	$ 120,080	$ 114,155	$ 1,401	$ 5,925

Net deferred tax assets	$ 117,529	$ 125,426	$ 116,402	$ (7,897)	$ 9,024

The change in the net admitted deferred tax assets was $(7,897), $9,024 and $19,640 for the years ended December 31, 2025, 2024, and 2023, respectively. The change in nonadmitted deferred tax assets of $10,911, $16,675, and $7,304 was included in change in nonadmitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2025, 2024, and 2023, respectively.

The change in net deferred income taxes as of December 31 is as follows:

	2025	2024	Change
Total gross deferred tax assets	$ 355,720	$ 351,305	$ 4,415
Total deferred tax liabilities	121,481	120,080	1,401
Net deferred tax asset	$ 234,239	$ 231,225	3,014
Tax effect of change in unrealized gains and pension liability			2,904
Change in net deferred income tax			$ 5,918

	2024	2023	Change
Total gross deferred tax assets	$ 351,305	$ 319,681	$ 31,624
Total deferred tax liabilities	120,080	114,155	5,925
Net deferred tax asset	$ 231,225	$ 205,526	25,699
Tax effect of change in unrealized gains and pension liability			3,360
Change in net deferred income tax			$ 29,059

	2023	2022	Change
Total gross deferred tax assets	$ 319,681	$ 273,463	$ 46,218
Total deferred tax liabilities	114,155	94,881	19,274
Net deferred tax asset	$ 205,526	$ 178,582	26,944
Tax effect of change in unrealized gains and pension liability			35,349
Adjustment to prior year deferred income tax			2,923
Change in net deferred income tax			$ 65,216

35

NOTE 4 - INCOME TAXES, (continued)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2025, 2024, and 2023 were as follows:

	2025	2024	2023
Net gain (loss) from operations before income taxes	$ 179,670	$ (94,449)	$ 72,505
Net realized capital gains before income taxes	52,552	57,385	38,289
Deferred reinsurance loss, net	(4,947)	(4,266)	(3,954)
Total pre-tax statutory income (loss)	227,275	(41,330)	106,840
Change in nonadmitted assets	(25,161)	(24,475)	(43,079)
IMR amortization	(7,932)	(7,780)	(9,711)
Tax-exempt income	(24,174)	(25,301)	(22,687)
Adjustment to prior year deferreds	(270)	(1,217)	3,083
Dissolution of subsidiary	—	—	(92,822)
Non-deductible expense	4,085	4,251	4,884
Other	1,344	(1,117)	(408)
Subtotal	175,167	(96,969)	(53,900)
Statutory tax rate	0.21	0.21	0.21
Subtotal	36,785	(20,364)	(11,319)
Adjustment to prior year deferred income tax	—	—	(2,923)
Tax credits	(14,681)	(12,896)	(11,819)
Total statutory income taxes	$ 22,104	$ (33,260)	$ (26,061)

Federal and foreign income tax incurred/(recovered)	$ 28,022	$ (4,201)	$ 39,155
Change in deferred income tax	(5,918)	(29,059)	(65,216)
Total statutory income taxes	$ 22,104	$ (33,260)	$ (26,061)

The Company has no foreign tax credit carryovers to subsequent years.

At December 31, 2025, the Company has tax carryovers to subsequent years as follows:

Year of Origination		Amount	Year of Expiration
2016	Net Operating Loss	$ 907	2036

The amount of federal income tax which is available for recoupment in the event of future capital losses is $11,983, $9,928, and $14,604, for the tax years 2025, 2024, and 2023, respectively. There were no deposits admitted under IRC Section 6033.

The Company joins in a consolidated federal income tax return filed by AMHC with AHC, AIP and Ameritas-NY.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Inflation Reduction Act was enacted on August 16, 2022, and included a new corporate alternative minimum tax (CAMT) which is effective for tax years beginning after 2022. The Company is a nonapplicable reporting entity that does not reasonably expect to be an applicable corporation subject to CAMT as a member of a tax-controlled group of corporations in 2025 and 2024.

On July 4, 2025, the One Big Beautiful Bill Act (OBBBA) was enacted into law. Connected to OBBBA, the Company is immediately expensing domestic research and development costs in 2025 that have been previously capitalized. The other provisions of OBBBA are not material to the Company.

36

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

The Company loaned $3,000 to Ameritas Advisory Services, LLC on December 5, 2023 under a promissory note due on or before December 1, 2024. The promissory note was repaid in full on June 28, 2024.

The Company loaned $2,000 to Ameritas Investment Company, LLC on April 3, 2023 under a promissory note due on or before April 1, 2024. The promissory note was repaid in full on March 21, 2024.

AAS and AIC each established a $10,000 unsecured line of credit with the Company expiring March 31, 2026. There were no balances outstanding at any time during 2025.

The Company received capital contributions in the amount of $40,000 and $25,000 from AHC on June 23, 2025 and December 3, 2025, respectively.

Ameritas-NY and AHC each established a $50,000 unsecured line of credit with the Company. There were no balances outstanding at any time during 2025, 2024, and 2023. The unsecured lines of credit with Ameritas-NY and AHC provide for automatic annual renewal on May 1, and January 1, respectively, unless terminated by either party.

The Company established a $50,000 unsecured line of credit with AHC under an agreement that provides for automatic renewal on January 1 unless terminated by either either party. There were no balances outstanding at any time during 2025 or 2024.

The Company's variable life and annuity products are distributed through AIC. Policies placed by this affiliate generated commission and general insurance expense of $21,085, $20,984, and $21,305, for the years ended December 31, 2025, 2024, and 2023, respectively.

The Company had amounts due to and from various affiliates at December 31, 2025 and 2024 which were recorded in other admitted assets and other liabilities in the Balance Sheets-Statutory Basis. The balances are settled monthly on a net basis. Additionally, the Company provides, as well as receives, technical, financial, legal and marketing support, and investment advisory services from certain affiliates under administrative service and cost-sharing agreement which were recorded in general insurance expenses in the Summary of Operations-Statutory Basis. Both the individual and combined amounts recorded under these agreements were not material for the years ended December 31, 2025, 2024, and 2023.

NOTE 6 - EMPLOYEE BENEFITS

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for these plans is the accrual method and the assets for some of these deferred compensation plans are held in a Rabbi Trust.

The Company has unfunded, non-qualified pension plans (the NQ Plans) where the Company makes payments under certain voluntary arrangements for retirement benefits, which are not provided for under the AHC sponsored defined benefit pension plan. The measurement date for the Company’s NQ Plans was December 31. A summary of the obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2025	2024	2023
Benefit obligation at beginning of year	$ 29,240	$ 31,776	$ 34,365
Interest cost	1,511	1,560	1,763
Actuarial loss	(996)	(372)	(84)
Benefits paid	(3,649)	(3,724)	(4,268)
Benefit obligation at end of year	$ 26,106	$ 29,240	$ 31,776
37

NOTE 6 - EMPLOYEE BENEFITS, (continued)

	Pension Benefits
	2025	2024	2023
Reporting entity contribution	3,649	3,724	4,268
Benefits paid	(3,649)	(3,724)	(4,268)
Fair value of plan assets at end of year	$ —	$ —	$ —

	Pension Benefits
	2025	2024	2023
Components:
Accrued benefit costs	$ 27,563	$ 31,465	$ 34,049
Liability (asset) for pension benefits	(1,457)	(2,225)	(2,273)
Assets and liabilities recognized:
Liabilities recognized	26,106	29,240	31,776
Unrecognized liabilities (assets)	(1,457)	(2,225)	(2,273)

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2025	2024	2023
Interest cost	1,511	1,560	1,763
Amount of recognized gains	(1,764)	(420)	(399)
Total net periodic benefit cost	$ (253)	$ 1,140	$ 1,364

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost:

	Pension Benefits
	2025	2024	2023
Items not yet recognized as a component of net periodic cost - prior year	$ (2,225)	$ (2,273)	$ (2,588)
Net loss arising during the period	(996)	(372)	(84)
Net gain recognized	1,764	420	399
Items not yet recognized as a component of net
periodic cost - current year	$ (1,457)	$ (2,225)	$ (2,273)

The weighted-average discount rate assumptions at December 31 are as follows:

	Pension Benefits
	2025	2024	2023
Net periodic benefit cost	5.28%	5.43%	3.08%
Projected benefit obligation	5.44%	5.28%	5.43%

Future expected pension benefit payments are as follows:

Year	Amount
2026	$ 3,472
2027	3,347
2028	3,221
2029	3,097
2030	2,972
2031-2035	11,886

38

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The accumulated pension benefit obligation for the NQ plans is as follows:

December 31
	2025	2024
Accumulated benefit obligation	$ 26,106	$ 29,239
Projected benefit obligation (PBO)	$ 26,106	$ 29,239
Funded status (PBO - Plan assets)	$ 26,106	$ 29,239

Unrecognized items:
Unrecognized gains, net of tax	$ (1,151)	$ (1,758)
Total unrecognized items, net of tax	$ (1,151)	$ (1,758)

The Company participates in the Ameritas Pension Plan (the Plan), of which AHC is the plan sponsor. Plan assets are held in separate accounts of the Company. The Company participates in a postretirement benefit plan sponsored by AHC. The expenses recognized by the Company for the Plan and the postretirement benefit plan were not material for 2025, 2024, or 2023.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation. In addition, for eligible employees, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $18,857, $19,027, and $18,281 in 2025, 2024, and 2023, respectively.

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments to the stockholder by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $216,574 in dividends in 2026, without prior approval. The Company did not pay ordinary dividends to AHC, its parent, in 2025, 2024, or 2023.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2025	2024	2023
Unrealized capital gains, net of taxes	$ 134,593	$ 110,958	$ 87,325
Nonadmitted asset values	(308,755)	(272,682)	(231,533)
Asset valuation reserve	(325,047)	(354,449)	(336,910)

39

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS, (continued)

On November 1, 1996, the Company issued $50,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. These Notes were underwritten by Merrill Lynch & Co. with the trustee as Bank of New York. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued or paid until written approval has been received. Interest of $4,100 was paid in 2025, 2024, and 2023 and included as reduction to net investment income on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The carrying amount of the Notes was $49,993 and $49,984 at December 31, 2025 and 2024, respectively. There is no unapproved interest and principal. The life-to-date interest expense recognized on the Notes as of December 31, 2025 is $118,866. There has been no principal paid during the life of the Notes as of December 31, 2025. The interest offset percentage is 100%. The Notes holder, the asset issuer and the liquidity source are not related parties. The Notes are not contractually linked and the Notes payments are not subject to administrative offsetting provisions. Cash received upon issuance was not used to purchase an asset directly from the holder of the surplus note.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

At December 31, 2025, the Company had outstanding agreements to fund mortgages totaling $126,459. In addition at December 31, 2025, the Company has committed to invest $362,332 in equity-type limited partnerships and $168,672 in bonds in subsequent years. These transactions are in the normal course of operations and are not reflected in the accompanying statutory basis financial statements. The Company’s exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

Guaranty Funds Assessments

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2025, 2024, and 2023, the charge to operations related to these assessments was not material. The estimated liability for future guaranty fund assessments of $3,001 and $4,989 at December 31, 2025 and 2024, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2025 and 2024, the Company had a related receivable of $2,701 and $4,332, respectively, for amounts recoverable against premium taxes which is included in other admitted assets in the Balance Sheets - Statutory Basis. The periods over which the guaranty funds assessments are expected to be paid are unknown at this time. Premium tax offsets are realized over the period allowed by each state once the guaranty fund assessment has been paid.

Reconciliation of assets recognized from paid and accrued premium tax offsets and policy surcharges which are included in other admitted assets on the Balance Sheets – Statutory Basis as of December 31, 2025 and 2024 are as follows:

	2025	2024
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of prior year end	$ 8,842	$ 4,844
Decreases during the year
Premium tax offset applied	(1,138)	(397)
Charge off of estimated premium tax offset	(1,630)	—
	(2,768)	(397)
Increases during the year
Estimated premium tax offset	—	818
Assessments paid	428	3,577
	428	4,395
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of current year end	$ 6,502	$ 8,842

40

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

The Company recognizes liabilities, contingencies and assessments for long-term care insolvencies related guaranty funds liabilities and assets related to the Penn Treaty/ANIC insolvency. As of December 31, 2025, the undiscounted and discounted guaranty fund assessments were $6,877 and $2,598, and the related undiscounted and discounted assets were $5,244 and $2,032. As of December 31, 2024, the undiscounted and discounted guaranty fund assessments were $6,961 and $2,682, and the related undiscounted and discounted assets were $5,076 and $2,033.

Litigation and Regulatory Examination

From time to time, the Company is subject to litigation and regulatory examination in the normal course of business. Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations. There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2025 and 2024.

Uncollectibility of Assets

The Company had admitted assets of $16,431 and $14,406 at December 31, 2025 and 2024, respectively, in accounts receivable for uninsured plans included in other admitted assets on the Balance Sheets – Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

NOTE 9 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASC Plans

The gain (loss) from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the years ended December 31:

	2025	2024	2023
Gross reimbursement for medical cost incurred	$ 249,726	$ 227,572	$ 212,227
Other income or expenses (including interest paid to or received from plans)	25,358	23,732	24,431
Gross expenses incurred (claims and administrative)	275,084	251,304	236,658

Net gain (loss) from operations	$ 1,827	$ 1,249	$ (106)

NOTE 10 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company has a third-party administrator, for which direct premiums written exceed 5% of total capital and surplus. The third party administers ordinary life and individual annuity business and does not have an exclusive contract. The third party has been granted the authority for policy administration, claims payment, claims adjustment, reinsurance ceding, binding authority and premium collection. The total amount of direct premiums administered was $203,739, $552,348, and $342,707 for the years ended December 31, 2025, 2024, and 2023, respectively. Another third-party administrator, which administered group accident and health business, does not have an exclusive contract, and has been granted the authority for binding authority and premium collection. Direct premiums administered were $126,718, $119,830, and $115,530 for the years ended December 31, 2025, 2024, and 2023, respectively. The Company had various other third party administrators and managing general agents during these periods, however their direct premiums written did not exceed 5% of total capital and surplus. The total amount of direct premiums administered by third-party administrators was $492,298, $830,868, and $613,333 for the years ended December 31, 2025, 2024, and 2023, respectively.

NOTE 11 - OTHER ITEMS

Securities on Deposit

Included in the Company's deposits with government agencies are bonds with a book/adjusted carrying value of $111,292 and $127,093 and cash of $1,899 and $9,919 at December 31, 2025 and 2024, respectively, in a Regulation 109 deposit account with the State of New York as a result of its delicensure in the state as of September 30, 2013.

41

NOTE 12 - SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2025 and through March 30, 2026, the date the financial statements were available to be issued.

NOTE 13 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

The Company recaptured previously ceded business related to a reinsurer under an order of rehabilitation, due to a liquidation order effective September 30, 2023. The impacts from the liquidation order resulted in the recording of a $5,054 and $5,302 recoverable at December 31, 2025 and 2024, respectively, as an estimate of settlement from the reinsurer's estate. This recoverable consists of paid claims and waived and unearned premiums.

On December 31, 2025, the Company amended certain reinsurance agreements under which all previously ceded business was recaptured in exchange for a one-time recapture payment of $9,091. As a result of the recapture payment, $6,543 of ceded commission and $2,548 of ceded renewal premium was recorded in Commissions and expense allowances on reinsurance ceded and Premium income, respectively, in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The Company conducts reinsurance business with Ameritas-NY and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company.

The reinsurance premiums, net are included in the premium income, net in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Reinsurance premium transactions with affiliated and non-affiliated companies are summarized as follows:

	Years Ended December 31
	2025	2024	2023
Assumed	$ 101,473	$ 96,572	$ 108,381
Ceded	(317,665)	(296,232)	(286,288)
Reinsurance premiums, net	$ (216,192)	$ (199,660)	$ (177,907)

The Company did not have any affiliated transactions through reinsurance operations for premium income, commission expense allowances, benefits to policyholders and reserves for life, accident and health policies that were more than half of 1% of the Company's admitted assets for the years ended December 31, 2025, 2024, and 2023.

Effective October 1, 2019, the Company entered into a combination coinsurance/quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with a third party. This agreement covers policies sold through June 30, 2024.  Amortization of $4,947 and $4,266, which is based on the growth of the funds withheld liability, was recorded in change in surplus as a result of reinsurance, net of taxes, in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at December 31, 2025 and 2024, respectively. Effective December 1, 2024 the Company entered into a quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with an additional third party. This agreement included policies sold on or after July 1, 2024.

42

NOTE 13 - REINSURANCE, (continued)

The Company entered into two coinsurance agreements of participating life blocks with a third party (Coinsurance Treaties) effective on December 1, 2015. As of December 31, 2025 and 2024, invested assets of $883,591 and $896,696, respectively, were held in trust to support the obligations reinsured under the Coinsurance Treaties. The amounts held in trust are to be used solely to fund obligations incurred under the Coinsurance Treaties and represent 2.9% and 3.1% of the Company’s admitted assets at December 31, 2025 and 2024, respectively.

No reinsurance contracts with risk-limiting features were identified for disclosure in any year.

NOTE 14 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in reserves for unpaid claims and reserves for life, accident and health policies in the Balance Sheets – Statutory Basis, is summarized as follows:

	2025	2024	2023
Total reserve for unpaid claims at January 1	$ 387,210	$ 373,034	$ 356,953
Less reinsurance assumed	(14,918)	(16,234)	(16,244)
Plus reinsurance ceded	216,426	202,128	192,807
Direct balance	588,718	558,928	533,516

Incurred related to:
Current year	973,098	920,602	831,876
Prior year	(21,568)	(3,346)	(4,967)
Total incurred	951,530	917,256	826,909

Paid related to:
Current year	804,431	782,116	699,500
Prior year	106,995	105,350	101,997
Total paid	911,426	887,466	801,497

Direct balance	628,822	588,718	558,928
Plus reinsurance assumed	14,806	14,918	16,234
Less reinsurance ceded	(229,424)	(216,426)	(202,128)
Total reserve for unpaid claims at December 31	$ 414,204	$ 387,210	$ 373,034

As a result of favorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses decreased by $21,568, $3,346, and $4,967 for the years ended December 31, 2025, 2024, and 2023, respectively. During 2025, incurred claims were negative for prior year primarily due to favorable claim runout for both group dental and disability products. During 2024 and 2023, incurred claims were negative for prior year primarily due to favorable claim runout for group dental products partially offset by unfavorable claim runout for disability products. There were no significant changes in methodologies and assumptions used in calculating the liability for unpaid losses and loss adjustment expenses for the year ended December 31, 2025.

The Company paid and incurred assumed and ceded reinsurance claims as follows:

	2025	2024	2023
Paid assumed reinsurance claims	$ 79,391	$ 79,533	$ 80,811
Incurred assumed reinsurance claims	$ 79,279	$ 78,217	$ 80,801

Paid ceded reinsurance claims	$ 34,533	$ 33,118	$ 31,346
Incurred ceded reinsurance claims	$ 47,531	$ 47,416	$ 40,667

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

43

NOTE 15 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed direct reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the reserves for life, accident and health policies as reflected on the Balance Sheets – Statutory Basis. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

As of December 31, 2025 and 2024, respectively, the Company had $1,195,979 and $1,397,738 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $22,920 and $23,629 at December 31, 2025 and 2024, respectively.

NOTE 16 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2025
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ —	$ —	$ —	— %
At book value less current surrender
charge of 5% or more	3,341,312	—	3,341,312	39.6%
At fair value	—	2,193,442	2,193,442	26.0%
Total with adjustment or at fair value	3,341,312	2,193,442	5,534,754	65.6%
At book value without adjustment
(minimal or no charge)	1,940,442	—	1,940,442	23.0%
Not subject to discretionary withdrawal	955,516	—	955,516	11.4%
Total gross	6,237,270	2,193,442	8,430,712	100.0%
Reinsurance ceded	647,942	—	647,942
Total individual annuity reserves	$ 5,589,328	$ 2,193,442	$ 7,782,770
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ 475,872	$ —	$ 475,872

44

NOTE 16 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2025
	General Account	Separate Account Non-guaranteed	Total	% of Total
Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ 1,051,627	$ —	$ 1,051,627	12.3%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	7,406,276	7,406,276	86.4%
Total with adjustment or at fair value	1,051,627	7,406,276	8,457,903	98.7%
At book value without adjustment
(minimal or no charge)	90,536	—	90,536	1.1%
Not subject to discretionary withdrawal	26,873	—	26,873	0.2%
Total gross	1,169,036	7,406,276	8,575,312	100.0%
Reinsurance ceded	8,914	—	8,914
Total group annuity reserves	$ 1,160,122	$ 7,406,276	$ 8,566,398
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —

Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$ 280,175	$ —	$ 280,175	15.7%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	379,872	379,872	21.2%
Total with adjustment or at fair value	280,175	379,872	660,047	36.9%
At book value without adjustment
(minimal or no charge)	402,050	—	402,050	22.5%
Not subject to discretionary withdrawal	727,645	—	727,645	40.6%
Total gross	1,409,870	379,872	1,789,742	100.0%
Reinsurance ceded	330	—	330
Total deposit-type funds	$ 1,409,540	$ 379,872	$ 1,789,412
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
Total annuity reserves and deposit-type funds	$ 8,158,990	$ 9,979,590	$ 18,138,580
45

NOTE 16 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2024
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ —	$ —	$ —	— %
At book value less current surrender
charge of 5% or more	3,192,063	—	3,192,063	39.0%
At fair value	—	2,207,123	2,207,123	27.0%
Total with adjustment or at fair value	3,192,063	2,207,123	5,399,186	66.0%
At book value without adjustment
(minimal or no charge)	1,877,039	—	1,877,039	22.9%
Not subject to discretionary withdrawal	910,189	—	910,189	11.1%
Total gross	5,979,291	2,207,123	8,186,414	100.0%
Reinsurance ceded	651,627	—	651,627
Total individual annuity reserves	$ 5,327,664	$ 2,207,123	$ 7,534,787
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ 327,756	$ —	$ 327,756

Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ 889,681	$ —	$ 889,681	11.1%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	6,963,887	6,963,887	87.2%
Total with adjustment or at fair value	889,681	6,963,887	7,853,568	98.3%
At book value without adjustment
(minimal or no charge)	101,597	—	101,597	1.3%
Not subject to discretionary withdrawal	29,604	—	29,604	0.4%
Total gross	1,020,882	6,963,887	7,984,769	100.0%
Reinsurance ceded	9,761	—	9,761
Total group annuity reserves	$ 1,011,121	$ 6,963,887	$ 7,975,008
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
46

NOTE 16 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2024
	General Account	Separate Account Non-guaranteed	Total	% of Total
Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$ 262,230	$ —	$ 262,230	16.6%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	384,837	384,837	24.4%
Total with adjustment or at fair value	262,230	384,837	647,067	41.0%
At book value without adjustment
(minimal or no charge)	207,286	—	207,286	13.1%
Not subject to discretionary withdrawal	723,769	—	723,769	45.9%
Total gross	1,193,285	384,837	1,578,122	100.0%
Reinsurance ceded	397	—	397
Total deposit-type funds	$ 1,192,888	$ 384,837	$ 1,577,725
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
Total annuity reserves and deposit-type funds	$ 7,531,673	$ 9,555,847	$ 17,087,520

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2025	2024
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$ 6,726,378	$ 6,316,848
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	23,072	21,937
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	1,409,540	1,192,888
Subtotal	8,158,990	7,531,673
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	9,599,718	9,171,010
Exhibit 4, Line 9, Column 1	379,872	384,837
Subtotal	9,979,590	9,555,847
Total	$ 18,138,580	$ 17,087,520

47

NOTE 17 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of life insurance account value, cash value and reserves as of December 31 are as follows:

	2025
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$ 956,382	$ 907,899	$ 966,310	$ —	$ —	$ —
Universal life with secondary guarantees	740,644	617,760	1,305,496	—	—	—
Indexed universal life	12,169	11,437	12,219	—	—	—
Indexed universal life with secondary guarantees	1,731,188	1,337,261	1,573,945	—	—	—
Other permanent cash value life insurance	—	1,770,849	3,002,306	—	—	—
Variable universal life	140,280	1,352,935	151,486	1,302,916	—	1,299,133
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	492,688	XXX	XXX	—
Accidental death benefits	XXX	XXX	351	XXX	XXX	—
Disability - active lives	XXX	XXX	20,163	XXX	XXX	—
Disability - disabled lives	XXX	XXX	22,030	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	85,545	XXX	XXX	—
Total gross	3,580,663	5,998,141	7,632,539	1,302,916	—	1,299,133
Reinsurance ceded	—	—	557,870	—	—	—
Total life reserves	$ 3,580,663	$ 5,998,141	$ 7,074,669	$ 1,302,916	$ —	$ 1,299,133

	2024
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$ 996,993	$ 946,535	$ 1,006,328	$ —	$ —	$ —
Universal life with secondary guarantees	743,684	614,536	1,286,146	—	—	—
Indexed universal life	13,832	12,471	13,959	—	—	—
Indexed universal life with secondary guarantees	1,500,201	1,150,310	1,424,274	—	—	—
Other permanent cash value life insurance	—	1,733,973	2,910,875	—	—	—
Variable universal life	135,447	1,244,884	146,615	1,193,954	—	1,189,416
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	500,944	XXX	XXX	—
Accidental death benefits	XXX	XXX	344	XXX	XXX	—
Disability - active lives	XXX	XXX	22,278	XXX	XXX	—
Disability - disabled lives	XXX	XXX	22,232	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	76,958	XXX	XXX	—
Total gross	3,390,157	5,702,709	7,410,953	1,193,954	—	1,189,416
Reinsurance ceded	—	—	576,609	—	—	—
Total life reserves	$ 3,390,157	$ 5,702,709	$ 6,834,344	$ 1,193,954	$ —	$ 1,189,416

48

NOTE 17 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile life reserves to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2025	2024
Life and Accident and Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$ 6,965,126	$ 6,733,319
Exhibit 5, Accidental Death Benefits Section, Total (net)	331	322
Exhibit 5, Disability - Active Lives Section, Total (net)	9,206	9,761
Exhibit 5, Disability - Disabled Lives Section, Total (net)	15,371	15,086
Exhibit 5, Miscellaneous Reserves Section, Total (net)	84,635	75,856
Subtotal	7,074,669	6,834,344
Separate Accounts Annual Statement:
Exhibit 3, Line 0199999, Column 2	1,299,133	1,189,416
Subtotal	1,299,133	1,189,416
Total	$ 8,373,802	$ 8,023,760

NOTE 18 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2025		2024
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$ 5,657	$ (857)	$ 5,047	$ (462)
Ordinary renewal	$ 47,448	$ 50,409	$ 45,995	$ 52,586
Total	$ 53,105	$ 49,552	$ 51,042	$ 52,124

NOTE 19 - SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2025, the Company reported assets and liabilities from variable universal life, variable annuities, funding agreements and group annuities product lines in a separate account. In accordance with the products/transactions recorded within the separate account, assets are considered legally separated or legally insulated from the general account. As of December 31, 2025 and 2024, the Company’s Separate Accounts included legally insulated assets of $11,287,354 and $10,756,291, respectively. The assets of the separate account are carried at NAV.

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies, group annuity contracts and group funding agreements of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in reserves for life, accident and health policies line of the Balance Sheets – Statutory Basis.

The Company does not engage in securities lending transactions within the separate account.

49

NOTE 19 - SEPARATE ACCOUNTS, (continued)

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2025	2024	2023
For the year ended December 31:
Premiums, considerations or deposits	$ 870,039	$ 912,398	$ 992,717
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair value	$ 11,278,756	$ 10,745,264

Reserves subject to discretionary withdrawal:
At fair value	$ 11,278,756	$ 10,745,264
Total included in Separate account liabilities in the
Balance Sheets – Statutory Basis	$ 11,278,756	$ 10,745,264

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2025	2024	2023
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts	$ 840,697	$ 879,909	$ 957,081
Transfers from the separate accounts	(1,751,806)	(1,831,259)	(1,444,282)
Net transfers from the separate accounts in the Summary of Operations and
Changes in Capital and Surplus – Statutory Basis of the Company	$ (911,109)	$ (951,350)	$ (487,201)

50